As filed with the Securities and Exchange Commission on April 26, 2007
                                                 Commission File Nos. 333-118370
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 8             |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 95                           |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (888) 367-5651

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on April 30, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                           PERSPECTIVE ADVISORS II(SM)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
                                    ISSUED BY
         JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) THROUGH
                            JNLNY SEPARATE ACCOUNT I



THE DATE OF THIS PROSPECTUS IS APRIL 30, 2007, which states the information about the Separate Account, the Contract, and Jackson National Life Insurance Company of New York ("Jackson of NYSM") you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information ("SAI") dated April 30, 2007 that is available upon request without charge. To obtain a copy, contact us at our:

                              JACKSON OF NY  SERVICE CENTER
                              P.O. BOX 378004
                              DENVER, COLORADO 80237-8004
                              1-800-599-5651
                              CONTACTUS@JNLNY.COM
                              WWW.JNLNY.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

In addition, two new optional Guaranteed Minimum Withdrawal Benefits, LifeGuard AscentSM and LifeGuard Ascent with Joint OptionSM, may not yet be approved for sale in the state of New York. In the event these optional benefits are not yet approved in New York, the following Guaranteed Minimum Withdrawal Benefits available prior to April 30, 2007, will continue to be available to you:
LifeGuard ProtectorSM, LifeGuard Protector PlusSM, LifeGuard Protector with Joint OptionSM and LifeGuard Protector Plus with Joint OptionSM. Once approved in New York, LifeGuard Ascent and LifeGuard Ascent with Joint Option will replace these previously available Guaranteed Minimum Withdrawal Benefits. AutoGuard 6SM also may not yet be approved for sale. The representative assisting you will advise you whether an optional benefit is available and which one remains available to you. You or your representative may contact our Jackson of NY Service Center to see whether and which new optional benefits have been approved for sale in the state of New York.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 147. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission ("SEC") about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

THE CONTRACT MAKES AVAILABLE FOR ALLOCATION FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund

JNL/FI Balanced Fund
    (FORMERLY, JNL/FMR BALANCED FUND)
JNL/FI Mid-Cap Equity Fund
   (FORMERLY, JNL/FMR MID-CAP EQUITY FUND)

JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
   (FORMERLY, JNL/WESTERN ASSET STRATEGIC BOND FUND)

JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund (FORMERLY, JNL/WESTERN ASSET
    U.S. GOVERNMENT & QUALITY BOND FUND)
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund

JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund

JNL/PPM America High Yield Bond Fund
   (FORMERLY, JNL/WESTERN ASSET HIGH YIELD BOND FUND)
JNL/PPM America Value Equity Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund


JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund


JNLNY VARIABLE FUND I LLC

JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Mellon Capital Management Value Line(R) 25 FunD
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund

JNL VARIABLE FUND LLC


JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. EFFECTIVE APRIL 30, 2007, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND AND JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND OF JNLNY VARIABLE FUND I LLC ("ACQUIRED FUND") WAS COMBINED WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND OF JNL VARIABLE FUND LLC AS THE SURVIVING FUND. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


                                TABLE OF CONTENTS

GLOSSARY....................................................................................................    1

KEY FACTS...................................................................................................    2

FEES AND EXPENSES TABLES....................................................................................    3


EXAMPLE.....................................................................................................    11


THE ANNUITY CONTRACT........................................................................................    12

JACKSON OF NY...............................................................................................    13

THE FIXED ACCOUNT...........................................................................................    13


THE SEPARATE ACCOUNT........................................................................................    14


INVESTMENT DIVISIONS........................................................................................    14


CONTRACT CHARGES............................................................................................    24

DISTRIBUTION OF CONTRACTS...................................................................................    37

PURCHASES...................................................................................................    39

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................................................    41

TELEPHONE AND INTERNET TRANSACTIONS.........................................................................    43

ACCESS TO YOUR MONEY........................................................................................    44

INCOME PAYMENTS (THE INCOME PHASE)..........................................................................    129

DEATH BENEFIT...............................................................................................    133

TAXES.......................................................................................................    136

OTHER INFORMATION...........................................................................................    140

PRIVACY POLICY..............................................................................................    142

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................................................    147


APPENDIX A (about Dow Jones)................................................................................    A-1

APPENDIX B (Contract Enhancement Recapture Charges).........................................................    B-1


APPENDIX C (GMWB Prospectus Examples).......................................................................    C-1

APPENDIX D (Broker-Dealer Support)..........................................................................    D-1


APPENDIX E (Accumulation Unit Values) ......................................................................    E-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.


ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint Annuitants. Any reference to the Annuitant includes any joint Annuitant.


ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.


BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple Beneficiaries.


COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue Date.

CONTRACT VALUE - the sum of your allocations between the Contract's Fixed Account and Investment Divisions.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

FIXED ACCOUNT - part of our General Account to which the premium you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any premium you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments that is at least 13 months from the Issue Date.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON OF NY, JNLNY, WE, OUR, OR US - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint Owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - JNLNY Separate Account I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

---------- -------------------------- ------------------------------------------
           ALLOCATION OPTIONS         The  Contract  makes  available a Fixed
                                      Account  and  Investment  Divisions for
                                      allocation of your premium payments and Contract Value. Allocations to the
                                      Fixed  Account  may  remain  for six
                                      months,  and we require equal monthly
                                      transfers to the Investment
                                      Divisions during the time. For more
                                      information  about the Fixed
                                      Account, please see "THE FIXED ACCOUNT"
                                      beginning on page 13. For more
                                      information about the Investment
                                      Divisions,  please  see "INVESTMENT
                                      DIVISIONS" beginning on page 14.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INVESTMENT PURPOSE         The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 136.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           FREE LOOK                  If you change your mind about having
                                      purchased the Contract, you may return it without penalty. There are conditions and limitations, including time limitations.
                                      For more information, please see "FREE
                                      LOOK" beginning on page 141.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           PURCHASES                  There are minimum and maximum premium
                                      requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. For more information, please see "PURCHASES" beginning on page 39.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      sometimes subject to a charge,
                                      particularly during the early Contract
                                      Years. There are also a number of optional withdrawal benefits available. For more information, please see "ACCESS TO YOUR
                                      MONEY" beginning on page 44.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           INCOME PAYMENTS            There are a number of income
                                      options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME
                                      PAYMENTS (THE INCOME PHASE)" beginning on page 129.

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------
---------- -------------------------- ------------------------------------------

           DEATH BENEFIT              The Contract has a death benefit
                                      that becomes payable if you die before the Income Date. An optional death benefit is also available. For more information, please see "DEATH BENEFIT" beginning on page 133.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


----------------------------------------------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

      Sales Load                                                                                           None
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 1 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     2%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 2 -
             PERCENTAGE OF EACH PREMIUM                                                                    2%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (3) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1) The Contract Enhancement (C.E.) is subject to a recapture charge in addition to asset-based charges for specified periods on withdrawals within the recapture charge schedule or if the Contract is returned during the free look period. Recapture charges are waived, however, upon death and annuitization, and may be waived on minimum required distributions. The recapture charge schedule lasts five years and is the same for the first 24 months.

                   Completed Years Since Receipt Of Premium -
                                   0        1        2        3        4       5+
       --------------------------- -------- -------- -------- -------- ------- --------
       --------------------------- -------- -------- -------- -------- ------- --------
       2% C.E.                     2%       2%       1.25%    1.25%    0.5%    0
       --------------------------- -------- -------- -------- -------- ------- --------

(2)  Currently, premium taxes do not apply.

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing and automatic transfers from the Fixed Account.

(4) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.


THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY
PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS'
FEES AND EXPENSES.

----------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

      Base Contract

      Annual Contract Maintenance Charge (5)                                                               $30

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.65%


      Mortality And Expense Risk Charge                                                           1.50%

      Administration Charge                                                                       0.15%

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.65%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

----- ------------------------------------------------------------------------------------------------------------- --


      Optional Endorsements - The following optional endorsement charges are based on average account value: the 2% Contract Enhancement and the Highest Anniversary Value Death Benefit. Please see footnotes 8 - 21 for those charges that are not based on average account value.


      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW. (6)

      -------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------
      2% Contract Enhancement Maximum Annual Charge (7)                                                   0.395%
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------

       Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuardSM") (8)               0.60%
       7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 PlusSM") (9)   0.75%
       5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM," formerly
         "AutoGuardSM") (10)                                                                              1.47%
       6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6") (11)                             1.62%
       5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (12)                             0.51%
       5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard ProtectorSM") (no longer
         offered as of April 30, 2007) (13)                                                               1.47%
       5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard AdvantageSM,"
         formerly "LifeGuard Protector AdvantageSM") (14)                                                 1.50%
       5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of
         April 30, 2007) ("LifeGuard Protector PlusSM") (15)                                              1.47%
       Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as
         of April 30, 2007) ("LifeGuard Protector with Joint Option") (16)                                1.62%
       Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no
         longer offered as of April 30, 2007) ("LifeGuard Protector Plus with Joint Option") (17)         1.71%
       For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent") (18)                  1.50%
       Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint
         Option") (19)                                                                                    1.71%
       5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 5") (20)  1.32%
       4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard
         4") (21)                                                                                         0.87%

      --------------------------------------------------------------------------------------------------- ---------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------

      Highest Anniversary Value Death Benefit Maximum Annual Charge (22)                                  0.40%

      --------------------------------------------------------------------------------------------------- ---------
      --------------------------------------------------------------------------------------------------- ---------

----- --------------------------------------------------------------------------------------------------- --------- --

(5) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(6) Some optional endorsements are only available to select in purchasing the Contract and once purchased cannot be canceled. You may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.

(7)  This charge lasts for the first five Contract Years.

(8) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base. The GMIB Benefit Base is the greater of (a) or (b), where:

     (a) Is the Greatest Contract Value Component and generally equals all premiums you have paid; PLUS any Contract Enhancements; MINUS an adjustment for any withdrawals; compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB; and

     (b) Is the Greatest Contract Value Component and generally equals the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS an adjustment for any withdrawals after that Contract Anniversary; PLUS any premiums paid after that Contract Anniversary; MINUS any other applicable charges and taxes deducted after that Contract Anniversary.

          For Contracts with the GMIB purchased ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually). For Contracts with the GMIB purchased FROM JANUARY 10, 2005 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually). We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 25. For more information about how the endorsement works, including more details regarding the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 131.

(9)  0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     The charge is expressed as an annual percentage and depends on:

          *    When the endorsement is added to the Contract.

          * The endorsement's availability - ON AND AFTER, OR BEFORE JANUARY 17, 2006.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.


        THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES.


        For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

                              7% GMWB
             Endorsement's           On and after               Before
             Availability          January 17, 2006        January 17, 2006
             ------------------- ---------------------- -----------------------
             ------------------- ---------------------- -----------------------
             Maximum Annual              0.75%                  0.70%
             Charge
             ------------------- ---------------------- -----------------------
             ------------------- ---------------------- -----------------------
             Current Annual              0.42%                  0.40%
             Charge
             ------------------- ---------------------- -----------------------
             ------------------- ---------------------- -----------------------
             Charge Basis                 GWB            Investment Divisions
             ------------------- ---------------------- -----------------------
             ------------------- ---------------------- -----------------------
             Charge Frequency           Monthly                 Daily


        For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 26. For more information about how the endorsement works, including more details regarding the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 46.

(10) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit value calculation. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 50.

(11) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54.

(12) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit value calculation. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 58.

(13) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                       5% FOR LIFE GMWB WITH ANNUAL STEP-UP
              ------------------ ----------------- ------------------

              Annual Charge          Maximum            Current
              ------------------ ----------------- ------------------
              ------------------ ----------------- ------------------
              Ages    45 - 49        0.87%/12          0.42%/12
                      50 - 54        0.87%/12          0.42%/12
                      55 - 59        1.20%/12          0.66%/12
                      60 - 64        1.32%/12          0.75%/12
                      65 - 69        1.47%/12          0.90%/12
                      70 - 74        0.87%/12          0.51%/12
                      75 - 80        0.60%/12          0.36%/12
              ------------------ ----------------- ------------------
              ------------------ ------------------------------------
              Charge Basis                       GWB
              ------------------ ------------------------------------
              ------------------ ------------------------------------
              Charge Frequency                 Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 27. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 50.

(14) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
              ------------------ ----------------- ------------------

              Annual Charge          Maximum            Current
              ------------------ ----------------- ------------------
              ------------------ ----------------- ------------------
              Ages    45 - 49        1.02%/12          0.57%/12
                      50 - 54        1.17%/12          0.72%/12
                      55 - 59        1.50%/12          0.96%/12
                      60 - 64        1.50%/12          0.96%/12
                      65 - 69        1.50%/12          0.96%/12
                      70 - 74        0.90%/12          0.57%/12
                      75 - 80        0.66%/12          0.42%/12
              ------------------ ----------------- ------------------
              ------------------ ------------------------------------
              Charge Basis                       GWB
              ------------------ ------------------------------------
              ------------------ ------------------------------------
              Charge Frequency                 Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 68.

(15) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
              ------------------ ----------------- ------------------

              Annual Charge          Maximum            Current
              ------------------ ----------------- ------------------
              ------------------ ----------------- ------------------
              Ages    45 - 49        0.87%/12          0.42%/12
                      50 - 54        1.02%/12          0.57%/12
                      55 - 59        1.47%/12          0.87%/12
                      60 - 64        1.47%/12          0.87%/12
                      65 - 69        1.20%/12          0.66%/12
                      70 - 74        0.75%/12          0.36%/12
                      75 - 80        0.57%/12          0.30%/12
              ------------------ ----------------- ------------------
              ------------------ ------------------------------------
              Charge Basis                       GWB
              ------------------ ------------------------------------
              ------------------ ------------------------------------
              Charge Frequency                 Monthly


        For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 30. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 75.

(16) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                    JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP
              ------------------ ----------------- ------------------

              Annual Charge          Maximum            Current
              ------------------ ----------------- ------------------
              ------------------ ----------------- ------------------
              Ages    45 - 49        1.02%/12          0.57%/12
                      50 - 54        1.02%/12          0.57%/12
                      55 - 59        1.35%/12          0.81%/12
                      60 - 64        1.47%/12          0.90%/12
                      65 - 69        1.62%/12          1.05%/12
                      70 - 74        1.02%/12          0.66%/12
                      75 - 80        0.75%/12          0.51%/12
              ------------------ ----------------- ------------------
              ------------------ ------------------------------------
              Charge Basis                       GWB
              ------------------ ------------------------------------
              ------------------ ------------------------------------
              Charge Frequency                 Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page
        31. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 90.

(17) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                 JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR
                                     STEP-UP
              ------------------ ----------------- ------------------

              Annual Charge          Maximum            Current
              ------------------ ----------------- ------------------
              ------------------ ----------------- ------------------
              Ages    45 - 49        1.11%/12          0.66%/12
                      50 - 54        1.26%/12          0.81%/12
                      55 - 59        1.71%/12          1.11%/12
                      60 - 64        1.71%/12          1.11%/12
                      65 - 69        1.47%/12          0.90%/12
                      70 - 74        1.02%/12          0.60%/12
                      75 - 80        0.81%/12          0.57%/12
              ------------------ ----------------- ------------------
              ------------------ ------------------------------------
              Charge Basis                       GWB
              ------------------ ------------------------------------
              ------------------ ------------------------------------
              Charge Frequency                 Monthly


        For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 90.

(18) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 33. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 99.

(19) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. We deduct the charge from the Investment Divisions by canceling accumulation units; the charge is not part of the accumulation unit calculation. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 33. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 107.

(20)    1.32% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                            5% FOR LIFE GMWB
             Endorsement's              Before May 1, 2006                      Before
             Availability                                                 January 17, 2006*
             ------------------ ---------------- ------------------- -------------- --------------
             Annual Charge          Maximum           Current           Maximum        Current
             ------------------ ---------------- ------------------- -------------- --------------
             ------------------ ---------------- ------------------- -------------- --------------
             Ages    60 - 64       1.32%/12           0.90%/12           1.30%          0.90%
                     65 - 69       0.87%/12           0.60%/12           0.85%          0.60%
                     70 - 74       0.60%/12           0.51%/12           0.60%          0.50%
                     75 - 80       0.51%/12           0.42%/12           0.50%          0.40%
             ------------------ ---------------- ------------------- -------------- --------------
             ------------------ ------------------------------------ -----------------------------
             Charge Basis                       GWB                      Investment Divisions
             ------------------ ------------------------------------ -----------------------------
             ------------------ ------------------------------------ -----------------------------
             Charge Frequency                 Monthly                           Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 33. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 115.

(21)    0.87% is the maximum annual charge of the Guaranteed Withdrawal Balance
        (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        Charges are expressed as an annual percentage and depend on:

          *    The Owner's age when the endorsement is added to the Contract.

          * The endorsement's availability - effective May 1, 2006, this endorsement is no longer available to add to a Contract.

          * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

          *    The frequency of deduction - monthly or daily.

        For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

        For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                              4% FOR LIFE GMWB
             Endorsement's              Before May 1, 2006                      Before
             Availability                                                 January 17, 2006*
             ------------------ ---------------- ------------------- -------------- --------------
             Annual Charge          Maximum           Current           Maximum        Current
             ------------------ ---------------- ------------------- -------------- --------------
             ------------------ ---------------- ------------------- -------------- --------------
             Ages    50 - 54       0.87%/12           0.66%/12           0.85%          0.65%
                     55 - 59       0.66%/12           0.51%/12           0.65%          0.50%
                     60 - 64       0.51%/12           0.36%/12           0.50%          0.35%
                     65 - 69       0.36%/12           0.27%/12           0.35%          0.25%
                     70 - 74       0.30%/12           0.21%/12           0.30%          0.20%
                     75 - 80       0.21%/12           0.15%/12           0.20%          0.15%
             ------------------ ---------------- ------------------- -------------- --------------
             ------------------ ------------------------------------ -----------------------------
             Charge Basis                       GWB                      Investment Divisions
             ------------------ ------------------------------------ -----------------------------
             ------------------ ------------------------------------ -----------------------------
             Charge Frequency                 Monthly                           Daily

        * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.


        With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 35. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 122.

(22) The current charge is 0.25%.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

        ---------------------------------------------


                         Minimum: 0.59%

                         Maximum: 1.70%


        ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.



                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)                                    ACQUIRED
                                                                                                     FUND FEES        ANNUAL
                                                      MANAGEMENT AND    SERVICE         OTHER           AND         OPERATING
                       FUND NAME                       ADMIN FEE A    (12B-1) FEE     EXPENSES B     EXPENSES C      EXPENSES

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
JNL/AIM Large Cap Growth                                   0.80%           0.20%          0.00%           0.01%          1.01%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/AIM Real Estate                                        0.82%           0.20%          0.00%           0.01%          1.03%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/AIM Small Cap Growth                                   0.95%           0.20%          0.01%           0.00%          1.16%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Credit Suisse Global Natural Resources                 0.85%           0.20%          0.01%           0.00%          1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Credit Suisse Long/Short                               1.00%           0.20%          0.50% D         0.00%          1.70%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Eagle Core Equity                                      0.73%           0.20%          0.00%           0.01%          0.94%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Eagle SmallCap Equity                                  0.83%           0.20%          0.01%           0.01%          1.05%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/FI Balanced                                            0.75%           0.20%          0.02%           0.00%          0.97%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/FI Mid-Cap Equity                                      0.80%           0.20%          0.01%           0.01%          1.02%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Franklin Templeton Founding Strategy                   0.05%           0.00%          0.01%           1.09% E        1.15%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Franklin Templeton Global Growth                       0.90%           0.20%          0.01%           0.00%          1.11%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Franklin Templeton Income                              0.90%           0.20%          0.00%           0.00%          1.10%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Franklin Templeton Mutual Shares                       0.85%           0.20%          0.01%           0.00%          1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Franklin Templeton Small Cap Value                     0.95%           0.20%          0.01%           0.03%          1.19%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Goldman Sachs Core Plus Bond                           0.70%           0.20%          0.00%           0.00%          0.90%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Goldman Sachs Mid Cap Value                            0.84%           0.20%          0.01%           0.01%          1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Goldman Sachs Short Duration Bond                      0.54%           0.20%          0.00%           0.00%          0.74%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/JPMorgan International Equity                          0.83%           0.20%          0.01%           0.00%          1.04%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/JPMorgan International Value                           0.83%           0.20%          0.00%           0.01%          1.04%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/JPMorgan U.S. Government & Quality Bond                0.58%           0.20%          0.01%           0.00%          0.79%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Lazard Emerging Markets                                1.15%           0.20%          0.00%           0.02%          1.37%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Lazard Mid Cap Value                                   0.82%           0.20%          0.01%           0.01%          1.04%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Lazard Small Cap Value                                 0.85%           0.20%          0.01%           0.01%          1.07%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management S&P 500 Index                0.39%           0.20%          0.01%           0.01%          0.61%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management S&P 400 MidCap Index         0.39%           0.20%          0.02%           0.01%          0.62%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Small Cap Index              0.39%           0.20%          0.01%           0.01%          0.61%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management International Index          0.45%           0.20%          0.01%           0.01%          0.67%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Bond Index                   0.40%           0.20%          0.01%           0.00%          0.61%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Enhanced S&P 500             0.59%           0.20%          0.01%           0.01%          0.81%
Stock Index

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Index 5                      0.05%           0.00%          0.01%           0.62% E        0.68%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management 10 x 10                      0.05%           0.00%          0.01%           0.64% E        0.70%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Oppenheimer Global Growth                              0.85%           0.20%          0.01%           0.00%          1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/PIMCO Real Return                                      0.60%           0.20%          0.01%           0.00%          0.81%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/PIMCO Total Return Bond                                0.60%           0.20%          0.01%           0.00%          0.81%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/PPM America High Yield Bond                            0.57%           0.20%          0.01%           0.00%          0.78%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/PPM America Value Equity                               0.65%           0.20%          0.00%           0.00%          0.85%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Putnam Equity                                          0.77%           0.20%          0.01%           0.00%          0.98%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Putnam Midcap Growth                                   0.85%           0.20%          0.01%           0.00%          1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Select Balanced                                        0.58%           0.20%          0.01%           0.01%          0.80%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Select Global Growth                                   0.89%           0.20%          0.01%           0.00%          1.10%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Select Large Cap Growth                                0.79%           0.20%          0.00%           0.00%          0.99%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Select Money Market                                    0.38%           0.20%          0.01%           0.00%          0.59%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Select Value                                           0.64%           0.20%          0.00%           0.01%          0.85%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/T. Rowe Price Established Growth                       0.70%           0.20%          0.00%           0.00%          0.90%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/T. Rowe Price Mid-Cap Growth                           0.81%           0.20%          0.01%           0.00%          1.02%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/T. Rowe Price Value                                    0.75%           0.20%          0.01%           0.00%          0.96%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Managed Conservative                               0.18%           0.00%          0.01%           0.83% F        1.02%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Managed Moderate                                   0.18%           0.00%          0.01%           0.87% F        1.06%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Managed Moderate Growth                            0.16%           0.00%          0.00%           0.92% F        1.08%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Managed Growth                                     0.15%           0.00%          0.01%           0.96% F        1.12%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Managed Aggressive Growth                          0.17%           0.00%          0.00%           0.99% F        1.16%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Retirement Income                                  0.18%           0.00%          0.01%           0.91% F        1.10%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Retirement 2015                                    0.18%           0.00%          0.01%           0.97% F        1.16%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Retirement 2020                                    0.18%           0.00%          0.02%           0.98% F        1.18%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Retirement 2025                                    0.18%           0.00%          0.04%           0.97% F        1.19%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Disciplined Moderate                               0.18%           0.00%          0.01%           0.67% E        0.86%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Disciplined Moderate Growth                        0.18%           0.00%          0.01%           0.67% E        0.86%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/S&P Disciplined Growth                                 0.18%           0.00%          0.01%           0.66% E        0.85%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Nasdaq(R) 15                 0.52%           0.20%          0.05%           0.00%          0.77%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Value Line(R) 25             0.52%           0.20%          0.15%           0.00%          0.87%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management DowSM Dividend               0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management S&P(R) 24                    0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management 25                           0.44%           0.20%          0.01%           0.00%          0.65%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Select Small-Cap             0.44%           0.20%          0.01%           0.00%          0.65%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management JNL 5                        0.43%           0.20%          0.01%           0.00%          0.64%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management VIP                          0.45%           0.20%          0.04%           0.00%          0.69%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management JNL Optimized 5              0.51%           0.20%          0.05%           0.01%          0.77%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management S&P(R) SMid 60               0.52%           0.20%          0.02%           0.00%          0.74%
--------------------------------------------

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management NYSE(R)                      0.57%           0.20%          0.05%           0.00%          0.82%
--------------------------------------
International 25
----------------

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Communications Sector        0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Consumer Brands Sector       0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Financial Sector             0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Healthcare Sector            0.50%           0.20%          0.03%           0.00%          0.73%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Oil & Gas Sector             0.45%           0.20%          0.03%           0.00%          0.68%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------
----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------

JNL/Mellon Capital Management Technology Sector            0.52%           0.20%          0.03%           0.00%          0.75%

----------------------------------------------------- --------------- -------------- --------------- -------------- ---------------


A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Select Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, and the JNL/Mellon Capital Management S&P(R) SMid 60 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management NYSE(R) International 25 Fund pays an administrative fee of 0.20%; the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the 12 JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.


B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.


C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.


D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.


E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.


F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

                                     EXAMPLE


         The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

         (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

         The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

         The following example includes maximum Fund fees and expenses and the cost if you select the optional Highest Anniversary Death Benefit, the 2% Contract Enhancement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         If you surrender your Contract at the end of the applicable time period:


         1 YEAR              3 YEARS           5 YEARS            10 YEARS
         $795                $1,894            $2,973             $5,560


         If you annuitize at the end of the applicable time period (no additional fees upon annuitization):


         1 YEAR              3 YEARS           5 YEARS            10 YEARS
         $795                $1,894            $2,973             $5,560


         If you do not surrender your Contract:


         1 YEAR              3 YEARS           5 YEARS            10 YEARS
         $595                $1,769            $2,923             $5,560


         THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


         CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitutes the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the relevant underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted. You may allocate your Contract Values to the Investment Divisions or to our Fixed Account.

         Your Contract, like all deferred annuity contracts, has two phases:

               * the ACCUMULATION PHASE, when you make premium payments to us, and

               *    the INCOME PHASE, when we make income payments to you.


         As the Owner, you can exercise all the rights under your Contract, including assigning your Contract at any time during your lifetime. To be effective, an assignment must be in writing (there is an assignment form) and sent to us for recordation, but the effective date will be the date on which the Owner signed the assignment form. We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Jackson of NY Service Center for help and more information.


         The Contract is a flexible premium fixed and variable deferred annuity. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

         We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.


         Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.


                                THE FIXED ACCOUNT


         PREMIUM THAT YOU ALLOCATE TO THE FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT IT. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. TRANSFERS OUT OF THE FIXED ACCOUNT ARE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE REQUIREMENTS. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR JACKSON OF NY SERVICE CENTER.


         The Fixed Account offers a base interest rate that we established and will credit to the amount allocated to the Fixed Account for a six-month period. Currently, the Fixed Account minimum interest rate is 3% per annum, which is credited daily. For Contracts issued BEFORE MAY 1, 2006, the guaranteed minimum interest rates are as follows: 2.25% (for Contracts issued BEFORE JANUARY 1, 2006), and 1.50% (for Contracts issued BEFORE MAY 2, 2005), per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.

         WE REQUIRE THAT PREMIUM ALLOCATED TO THE FIXED ACCOUNT (INCLUDING ANY CONTRACT ENHANCEMENT) BE AUTOMATICALLY TRANSFERRED, ON A MONTHLY BASIS, TO YOUR CHOICE OF INVESTMENT DIVISION(S) WITHIN SIX MONTHS OF THE ALLOCATION SO THAT, AT THE END OF THE PERIOD, ALL AMOUNTS IN THE FIXED ACCOUNT WILL HAVE BEEN TRANSFERRED OUT. The installment amount will be determined based on the amount allocated to the Fixed Account and the credited interest rate. Charges, withdrawals and any additional transfers (which are permitted at any time) taken from the Fixed Account will shorten the length of time it takes to deplete the account balance. Automatic transfers will not count against the 15 free transfers in a Contract Year.

         Interest will continue to be credited daily on the account balance remaining in the Fixed Account as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the six-month automatic transfer period will be less than the credited interest rate, as it will be applied to a declining balance in the Fixed Account.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


         The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                  JNL/Franklin Templeton Founding Strategy
                  JNL/Mellon Capital Management Index 5
                  JNL/Mellon Capital Management 10 x 10
                  JNL/S&P Managed Conservative
                  JNL/S&P Managed Moderate
                  JNL/S&P Managed Moderate Growth
                  JNL/S&P Managed Growth
                  JNL/S&P Managed Aggressive Growth
                  JNL/S&P Retirement Income
                  JNL/S&P Retirement 2015
                  JNL/S&P Retirement 2020
                  JNL/S&P Retirement 2025
                  JNL/S&P Disciplined Moderate
                  JNL/S&P Disciplined Moderate Growth
                  JNL/S&P Disciplined Growth


         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


---------------------------------------------------------------------------------------------------------------------------
                                                     JNL SERIES TRUST
---------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.


---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management
     Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)
         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

---------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S.
         companies.

---------------------------------------------------------------------------------------------------------------------------

JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

---------------------------------------------------------------------------------------------------------------------------

JNL/FI BALANCED FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

---------------------------------------------------------------------------------------------------------------------------

JNL/FI MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Pyramis Global Advisors, LLC)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

-----------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying
         Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

-----------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily
         (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

---------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

---------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

---------------------------------------------------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

---------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

---------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

---------------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the
         Government National Mortgage Association that are supported by the full faith and credit of the U.S. government.


---------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

---------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


---------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.


---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to achieve its objective by initially allocating in the following
         Funds:

         >>       20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >>       20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >>       20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >>       20% in the JNL/Mellon Capital Management International Index Fund; and
         >>       20% in the JNL/Mellon Capital Management Bond Index Fund.


---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to achieve its objective by initially allocating in the following
         Funds:

         >>       50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >>       10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >>       10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >>       10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >>       10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >>       10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

---------------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

---------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

---------------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

---------------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

---------------------------------------------------------------------------------------------------------------------------
JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

---------------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are undervalued relative to other stocks.

---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of well-established growth companies.


---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

---------------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

---------------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying
         Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

---------------------------------------------------------------------------------------------------------------------------

         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these Funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the GMIB and (ii) any GMWB.


         Each of these three benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these three benefits may be somewhat diminished.


         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P
         Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

---------------------------------------------------------------------------------------------------------------------------
                                                 JNLNY VARIABLE FUND I LLC
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

---------------------------------------------------------------------------------------------------------------------------
                                                   JNL VARIABLE FUND LLC
---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return through a combination of capital appreciation and dividend income.


---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P
         MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600
         Index ("S&P SmallCap 600"). The 60 companies are selected each Stock
         Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.


---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock
         Selection Date and when cash flow activity occurs in the Fund. The
         Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

---------------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

---------------------------------------------------------------------------------------------------------------------------

         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC carefully before investing. Additional Investment Divisions and underlying Funds may be available in the future.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.


         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount as described below, but will not be increased, except as described below. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Charge. On an annual basis, this charge equals 1.50% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations and include:

               o to make income payments for the life of the Annuitant during the income phase; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account based on the proportion their respective values bear to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.

         CONTRACT ENHANCEMENT CHARGE. A 2% Contract Enhancement is available to select for a charge that equals 0.395% on an annual basis for a period of five Contract Years. This charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. This charge will also be assessed against any amounts you have allocated to the Fixed Account by reducing the base rate accordingly, but never below the minimum guaranteed interest rate (assuming no withdrawals). Due to this charge, it is possible that upon surrender, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select the 2% Contract Enhancement and then make a partial or total withdrawal from your Contract in the five years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancement that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amount of the charge is as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF THE OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


        Completed Years Since Receipt of      0      1        2         3          4         5+
        Premium Payment
        Recapture Charge                     2%     2%      1.25%     1.25%      0.5%        0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as death benefits, income payments, or withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue
         Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge).


         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD") CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.


                  For Contracts with the GMIB purchased ON AND AFTER JANUARY 17,
                  2006 (subject to availability), you pay 0.05% of the GMIB
                  Benefit Base each Contract Month (0.60% annually).

                  For Contracts with the GMIB purchased FROM JANUARY 10, 2005
                  THROUGH JANUARY 16, 2006 (subject to availability), you pay
                  0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).


         We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract
         Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income
         Benefit" beginning on page 131. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE
         GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB
         ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE.
         The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum
         Withdrawal Benefit" beginning on page 46. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


                  For Contracts to which this GMWB is added ON AND AFTER JANUARY
                  17, 2006 (subject to availability), the charge is:

                              Maximum Annual Charge       Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                 Monthly Monthly
                                      0.75%                     0.42% / 12

                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine the value of an Accumulation Unit. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17,
                  2006, the charge is:

                              Maximum Annual Charge       Current Annual Charge
                            --------------------------- ------------------------
                            --------------------------- ------------------------
                                      0.70%                        0.40%

                  You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum
         Withdrawal Benefit" beginning on page 46. Also see "Guaranteed Minimum
         Withdrawal Benefit Important Special Considerations" beginning on page
         45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, you will pay 0.055% of the GWB each Contract Month (0.66% annually).
         The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5%
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 50. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment
         Divisions. The charge is prorated upon termination of the endorsement.
         Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract
         Anniversary, after the endorsement's effective date. After the fifth
         Contract Anniversary if no withdrawals have been taken, you will pay
         0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable
         GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed
         Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 50.
         Also see "Guaranteed Minimum Withdrawal Benefit Important Special
         Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract Month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual
         Step-Up" beginning on page 54. We deduct the charge from your Contract
         Value on a pro rata basis over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.
         The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.
         Similarly, the charge is prorated upon termination of the endorsement.
         The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay
         0.05% of the GWB each Contract Month (0.60% annually). After the tenth
         Contract Anniversary if no withdrawals have been taken, you will pay
         0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable
         GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed
         Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 54.
         Also see "Guaranteed Minimum Withdrawal Benefit Important Special
         Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD
         5") CHARGE. If you select the 5% GMWB Without Step-Up, you will pay
         0.0175% of the GWB each Contract Month (0.21% annually). The actual deduction of the charge will be reflected in your quarterly statement.
         For more information about the GWB, please see "5% Guaranteed Minimum
         Withdrawal Benefit Without Step-Up" beginning on page 54. We deduct the charge from your Contract Value pro rata basis over each applicable
         Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The charge is prorated upon termination of the endorsement. Similarly, the charge may be reduced if you do not take any withdrawals before the fifth Contract
         Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed
         Minimum Withdrawal Benefit Without Step-Up" beginning on page 58. Also see "Guaranteed Minimum Withdrawal Benefit Important Special
         Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("LIFEGUARD PROTECTOR") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see
         "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.


                 Annual Charge            Maximum           Current
                 -------------------- ----------------- ----------------
                 -------------------- ----------------- ----------------
                 Ages    45 - 49          0.87%/12         0.42%/12
                         50 - 54          0.87%/12         0.42%/12
                         55 - 59          1.20%/12         0.66%/12
                         60 - 64          1.32%/12         0.75%/12
                         65 - 69          1.47%/12         0.90%/12
                         70 - 74          0.87%/12         0.51%/12
                         75 - 80          0.60%/12         0.36%/12
                 -------------------- ----------------- ----------------

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment
         Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "5% For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service
         Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Also see "Guaranteed Minimum Withdrawal Benefit Important
         Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL
         STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And
         Annual Step-Up" beginning on page 68. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


                  Annual Charge                  Maximum               Current
                  ----------------------- ---------------------- ---------------
                  ----------------------- ---------------------- ---------------
                  Ages    45 - 49               1.02%/12               0.57%/12
                          50 - 54               1.17%/12               0.72%/12
                          55 - 59               1.50%/12               0.96%/12
                          60 - 64               1.50%/12               0.96%/12
                          65 - 69               1.50%/12               0.96%/12
                          70 - 74               0.90%/12               0.57%/12
                          75 - 80               0.66%/12               0.42%/12
                  ----------------------- ---------------------- ---------------

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment
         Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "5% For Life
         Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 68. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With
         Bonus And Annual Step-Up" beginning on page 68. Also see "Guaranteed
         Minimum Withdrawal Benefit Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND
         FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal
         Benefit With Bonus And Five-Year Step-Up" beginning on page 75. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older
         Annuitant's age.)

         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.



                   Annual Charge             Maximum                Current
               ---------------------- ----------------------- ------------------
               ---------------------- ----------------------- ------------------
               Ages    45 - 49               0.87%/12              0.42%/12
                       50 - 54               1.02%/12              0.57%/12
                       55 - 59               1.47%/12              0.87%/12
                       60 - 64               1.47%/12              0.87%/12
                       65 - 69               1.20%/12              0.66%/12
                       70 - 74               0.75%/12              0.36%/12
                       75 - 80               0.57%/12              0.30%/12
               ---------------------- ----------------------- ------------------

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment
         Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "5% For Life
         Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 75. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With
         Bonus and Five-Year Step-Up" beginning on page 75. Also see "Guaranteed
         Minimum Withdrawal Benefit Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL
         STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With
         Annual Step-Up" beginning on page 82. The charge varies by age group
         (see table below), and both Covered Lives must be within the eligible age range.

         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.


               Annual Charge                 Maximum                Current
               ---------------------- ----------------------- ------------------
               ---------------------- ----------------------- ------------------
               Ages    45 - 49               1.02%/12              0.57%/12
                       50 - 54               1.02%/12              0.57%/12
                       55 - 59               1.35%/12              0.81%/12
                       60 - 64               1.47%/12              0.90%/12
                       65 - 69               1.62%/12              1.05%/12
                       70 - 74               1.02%/12              0.66%/12
                       75 - 80               0.75%/12              0.51%/12
               ---------------------- ----------------------- ------------------

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment
         Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "Joint 5% For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 82. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service
         Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint 5% For
         Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 82. Also see "Guaranteed Minimum Withdrawal Benefit
         Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum
         Withdrawal Benefit.

         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND
         FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION")
         CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life's age when the endorsement is added to the Contract. For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal
         Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 90.
         The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.


              Annual Charge                 Maximum                Current
              ---------------------- ----------------------- -------------------
              ---------------------- ----------------------- -------------------
              Ages    45 - 49               1.11%/12              0.66%/12
                      50 - 54               1.26%/12              0.81%/12
                      55 - 59               1.71%/12              1.11%/12
                      60 - 64               1.71%/12              1.11%/12
                      65 - 69               1.47%/12              0.90%/12
                      70 - 74               1.02%/12              0.60%/12
                      75 - 80               0.81%/12              0.57%/12
              ---------------------- ----------------------- -------------------

         You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment
         Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit
         Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "Joint 5% For Life
         Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 90. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With
         Bonus And Five-Year Step-Up" beginning on page 90. Also see "Guaranteed
         Minimum Withdrawal Benefit Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("LIFEGUARD ASCENT") CHARGE. If you select the For Life Guaranteed
         Minimum Withdrawal Benefit, you will pay 0.08% of the GWB each Contract
         Month (0.96% annually), which we will waive at the end of a Contract
         Month to the extent that the charge exceeds the amount of your Contract
         Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 99. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation
         Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 99. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service
         Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 99. Also see "Guaranteed Minimum Withdrawal Benefit Important
         Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL
         STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay
         0.0975% of the GWB each Contract Month (1.17% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment
         Divisions. For more information about the GWB, please see "Joint For
         Life Guaranteed Minimum Withdrawal Benefit" beginning on page 107. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.
         While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month
         (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

         We reserve the right to prospectively change the charge on new
         Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.

         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.
         For more information, please see "Termination" under "Joint For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 107. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service
         Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life
         Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 107. Also see "Guaranteed Minimum Withdrawal Benefit Important
         Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal
         Benefit.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5")
         CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For
         Life Guaranteed Minimum Withdrawal Benefit" beginning on page 115. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added
         FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added BEFORE MAY 1, 2006
                  (subject to availability), the charge for each age group is:

                           Annual Charge         Maximum       Current
                           ------------------ -------------- -------------
                           ------------------ -------------- -------------
                           Ages    60 - 64     1.32% / 12     0.90% / 12
                                   65 - 69     0.87% / 12     0.60% / 12
                                   70 - 74     0.60% / 12     0.51% / 12
                                   75 - 80     0.51% / 12     0.42% / 12

                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine
                  Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17,
                  2006, the charge for each age group is:

                          Annual Charge         Maximum        Current
                          ------------------- ------------- --------------
                          ------------------- ------------- --------------
                          Ages    60 - 64        1.30%          0.90%
                                  65 - 69        0.85%          0.60%
                                  70 - 74        0.60%          0.50%
                                  75 - 80        0.50%          0.40%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30,
         2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed
         Minimum Withdrawal Benefit" beginning on page 115. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.
         Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 115. Also see "Guaranteed Minimum Withdrawal Benefit
         Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum
         Withdrawal Benefit.

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4")
         CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For
         Life Guaranteed Minimum Withdrawal Benefit" beginning on page 122. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


         PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added
         FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

                  For Contracts to which this GMWB was added FROM JANUARY 17,
                  2006 THROUGH APRIL 30, 2006 (subject to availability), the charge for each age group is:

                           Annual Charge           Maximum            Current
                           ------------------- ----------------- ---------------
                           ------------------- ----------------- ---------------
                           Ages    50 - 54        0.87% / 12        0.66% / 12
                                   55 - 59        0.66% / 12        0.51% / 12
                                   60 - 64        0.51% / 12        0.36% / 12
                                   65 - 69        0.36% / 12        0.27% / 12
                                   70 - 74        0.30% / 12        0.21% / 12
                                   75 - 80        0.21% / 12        0.15% / 12

                  You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine
                  Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

                  For Contracts to which this GMWB was added BEFORE JANUARY 17,
                  2006, the charge for each age group is:

                          Annual Charge            Maximum            Current
                          -------------------- ----------------- ---------------
                          -------------------- ----------------- ---------------
                          Ages    50 - 54           0.85%              0.65%
                                  55 - 59           0.65%              0.50%
                                  60 - 64           0.50%              0.35%
                                  65 - 69           0.35%              0.25%
                                  70 - 74           0.30%              0.20%
                                  75 - 80           0.20%              0.15%

                  You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.

         We reserve the right to prospectively change the charge on new
         Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


         The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal
         Benefit" beginning on page 122. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 122. Also see "Guaranteed Minimum Withdrawal Benefit
         Important Special Considerations" beginning on page 45 for additional important information to consider when purchasing a Guaranteed Minimum
         Withdrawal Benefit.


         DEATH BENEFIT CHARGE. There is no charge for the Contract's basic death benefit. However, for an additional charge, you may select the Contract's available optional death benefit in place of the basic death benefit. The optional death benefit is the Highest Anniversary Value
         Death Benefit and you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and the
         JNLNY Variable Fund I LLC. For more information, please see the "Fund
         Operating Expenses" table beginning on page 9.

         PREMIUM TAXES. We pay any premium taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS


         Jackson National Life Distributors LLC ("JNLD"), located at 7601
         Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National
         Life Insurance Company ("JacksonSM"), Jackson of NY's parent.


         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


         Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

         The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.
         Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings
         (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

         Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.

         Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.
         We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life
         Distributors LLC, we are affiliated with the following broker-dealers:


                 o     National Planning Corporation,

                 o     SII Investments, Inc.,

                 o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o     Investment Centers of America, Inc., and


                 o     Curian Clearing LLC


         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


         All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

                 o     $25,000 (Qualified and Non-Qualified)

         MINIMUM ADDITIONAL PREMIUMS:

                 o     $2,000 for a qualified plan

                 o     $5,000 for a non-qualified plan

                 o You can pay additional premiums at any time during the accumulation phase


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse any premium payment.


         MAXIMUM PREMIUMS:

                 o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefits, the GMIB or any GMWB. The payment and timing of subsequent premium payments may also affect the value of the Contract Enhancement.

         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or to the Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

         You may not allocate your Contract Values among more than 18 Investment
         Divisions and the Fixed Account at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information.
         If for some reason we are unable to complete this process within five business days, we will return your money.

         Each business day ends when the New York Stock Exchange closes (usually
         4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENT. If you elect the 2% Contract
         Enhancement, then at the end of any business day in the first Contract
         Year when we receive a premium payment, we will credit your Contract
         Value with an additional 2% of your payment. So your Contract Value will reflect the Contract Enhancement and any gains or losses attributable to it, all of which whenever withdrawn will be considered earnings under the Contract for tax purposes.

         The Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year.
         Otherwise, if you elect the Contract Enhancement and make more than relatively small premium payments during Contract Years two through five, you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.


         There is a charge, described above, for the Contract Enhancement that is assessed against the Investment Divisions and the Fixed Account.
         Also, your withdrawals could be subject to a recapture charge. However, charges for the Contract Enhancement are not assessed after five
         Contract Years. For more information, please see "Contract Enhancement
         Charge" and "Contract Enhancement Recapture Charge" beginning on page
         25.


         Accordingly, the increased Contract Value resulting from the Contract
         Enhancement is reduced during the first five Contract Years by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first five years, at the end of the five-year period that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract
         Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first
         Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than five full years.

         In the first five Contract Years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) for:

               o    death benefits computed on the basis of Contract Value and

               o    withdrawals   necessary  to  satisfy  the  required  minimum
                    distribution of the Internal Revenue Code.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment
         Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any asset-based charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         Charges deducted through the cancellation of units are not reflected in this computation.

         The value of an Accumulation Unit is expected to vary from day to day.
         The base Contract has a different Accumulation Value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation
         Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


         You may transfer your Contract Value between and among the Investment
         Divisions at any time, unless transfers are subject to other limitations. There may be periods when we do not offer any Fixed
         Account, or when we impose special transfer requirements on the Fixed
         Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs.
         Frequent transfers may also dilute the value of shares of an underlying
         Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying
         Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment
         Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular
         U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


         Our policies and procedures do not apply to the money market Investment
         Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other
         Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


         THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our
         Jackson of NY Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For
         Internet transactions, this will include a Personal Identification
         Number (PIN). You may establish or change your PIN at www.jnlny.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our web-site or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service
         Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.


         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock
         Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.


         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Jackson of NY Service Center immediately.


         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephone or electronic transfer requests made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephonic or electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

                 o     by making either a partial or complete withdrawal;

                 o     by electing the Systematic Withdrawal Program;

                 o     by electing a Guaranteed Minimum Withdrawal Benefit, or

                 o     by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

         When you make a complete withdrawal, you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable premium taxes, the annual contract maintenance charge and charges due under any optional endorsement.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Investment
         Division or Fixed Account from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.
         After your withdrawal, at least $100 must remain in each Investment
         Division or Fixed Account from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.


         If you have an investment adviser who, for a fee, manages your Contract
         Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY
         WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM
         QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON
         PAGE 136.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their Beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed
         Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.


         A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

         Payments under the GMWB will first be made from your Contract Value.
         Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce
         Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


         The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option or the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoys the following advantages:

                 * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life
                       Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life
                       Guaranteed Minimum Withdrawal Benefit With Annual
                       Step-Up" subsection beginning on page 107.


                 * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).


         The Joint For Life GMWB with Joint Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.

         GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS.
         Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the
         Owner attains age 90 under a Non-Qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

         Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.
         Naturally, you should discuss with your JNL representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.

         These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest
         Income Date. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see
         "Extension of Latest Income Date" beginning on page 138 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

         In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits.
         Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE
         FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C
         THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN
         CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed
         Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY
         HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM
         INCOME BENEFIT (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract
         Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. Contract Enhancement recapture charges that may apply are also taken into consideration in calculating your withdrawal amount. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is hit. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than
         GAWA impact the GAWA differently, depending on when you selected the 7%
         GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal;

                                       - or -

                  For Contracts to which this endorsement was added ON AND AFTER
                  MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which this endorsement was added BEFORE MAY
                  2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.      the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         For certain tax-qualified Contracts to which the 7% GMWB is added ON
         AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $0. The RMDs for calendar years 2005 and
                  2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY
         SUITS YOUR NEEDS RELATIVE TO YOUR RMD REQUIREMENTS.


         STEP-UP. In the event Contract Value is greater than the GWB, the 7%
         GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 7% of the new GWB; OR
                                               * The GAWA before theStep-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

                 o     For Contracts to which the 7% GMWB was added BEFORE
                       JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

         A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good
         Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal
         Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


         TERMINATION. The 7% GMWB endorsement terminates subject to a prorated
         GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract.


         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency
         (no less frequently than annually) that you select. If you should die
         (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary.


         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue
         Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE
         EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW
         CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB
         With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL
         STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE
         GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the
         GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Contract Enhancement recapture charges and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual
         Step-Up.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal, or

               o    the GWB after the partial withdrawal, or

               o    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

         For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract
         Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL
         STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.
         Step-ups occur automatically upon each of the first 12 Contract
         Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A
         STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM
         CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's
         Issue Date. Upon spousal continuation of a Contract without the 5% GMWB
         With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good
         Order.


         TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract
         Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.
         The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:


                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.


                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


         6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE
         EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW
         CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB
         With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL
         STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE
         GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT
         (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the
         GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB.
         The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Contract Enhancement recapture charges and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual
         Step-Up.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.

         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               * the GWB prior to the partial withdrawal less the partial withdrawal; or

               *    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               * the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               *    the GAWA prior to the partial withdrawal; or

               *    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               *    the GAWA prior to the partial withdrawal, or

               *    the GWB after the partial withdrawal, or

               *    6% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Interest Rate Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

         For certain tax-qualified Contracts, the 6% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract
         Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.

                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.

         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                  The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                  Contract with a Contract Year that runs from July 1 to June
                  30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX
         ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY
         SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

         STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.
         Step-Ups occur automatically upon each of the first 12 Contract
         Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A
         STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM
         CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's
         Issue Date. Upon spousal continuation of a Contract without the 6% GMWB
         With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good
         Order.

         TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract
         Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.
         The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the Beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

         5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD
         5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN
         APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE
         MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A
         CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE
         GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB
         Without Step-Up cannot be canceled. If you select the 5% GMWB Without
         Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.
         The GWB will not include any Contract Enhancement. The 5% GMWB Without
         Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value.
         THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


         Once the GWB has been determined, we calculate the Guaranteed Annual
         Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one
         Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Contract Enhancement recapture charges and Interest Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


         If the total of your partial withdrawals made in the current Contract
         Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN
         THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE
         THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT
         CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period.
         Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

               o    the GAWA prior to the partial withdrawal, or

               o    the GWB after the partial withdrawal, or

               o    5% of the Contract Value after the partial withdrawal,  less
                    any  applicable   recapture   charges  remaining  after  the
                    withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any recapture charges and Interest Rate Adjustments.


         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.
         Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

         For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.
         Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.


         Under the Code, RMDs are calculated and taken on a calendar year basis.
         But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.
         Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.
         With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)
         Below is an example of how this modified limit would apply.


                  Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year
                  (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

                  If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                  2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                  $15. Because the sum of the Owner's withdrawals for the 2006
                  Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract
                  Year, the GWB and GAWA would not be adversely recalculated.


         AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN
         WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2),
         HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS
         DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                  If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next
                  Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD).
                  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


         EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
         ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
         FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C,
         PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE
         WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED
         CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT
         STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


         SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract
         Anniversary, and the endorsement will take effect on the Contract
         Anniversary if the request is made in Good Order.


         TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB
         Without Step-Up also terminates with the Contract upon your death
         (unless the Beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

                  FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.
                  If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without
         Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP
         ("LIFEGUARD PROTECTOR"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
         SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND
         7 FOR THE STEP-UPS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER
         AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               *    The Owner's life (the "For Life  Guarantee") if the For Life
                    Guarantee is in effect;


                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.


                           For the Owner that is a legal entity, the For Life
                           Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life
                           Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT
              TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB
              ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND
              LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract
         Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
         AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
         CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------


          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.


                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


         PLEASE NOTE:  AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.
         (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified
         Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.
         Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract
         Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified
         Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged while the For
                                                 Life Guarantee is in effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
         AS APPLICABLE -                       * The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less the
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ----------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE
         FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                   Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                   2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   $15. Because the sum of the Owner's withdrawals for the 2006
                   Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR
              IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70
              1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT
              CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE
              EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified
                   Contract with a Contract Year that runs from July 1 to June
                   30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation.
                   However, if he takes his second RMD (the 2006 RMD) after June
                   30, 2006, he should wait until the next Contract Year begins
                   (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two
                   RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
              ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC
              FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX
              C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE
              REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR
              TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS
              GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                           ----------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:
                                              * 5% of the premium net of any applicable premium taxes; OR
                                              * 5% of the increase in the GWB - if the maximum GWB is hit.

                                           ----------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life
         Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

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                                           ----------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -              * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged so long as the For Life Guarantee is in
                                                 effect; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ----------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first
         Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               *    Continue the  Contract  with this GMWB - so long as Contract
                    Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    *    Only  the GWB is  payable  while  there  is value to it
                         (until depleted).

                    *    Step-Ups will continue  automatically  or as permitted;
                         otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   without   this  GMWB   (GMWB  is
                    terminated).

               *    Add this GMWB to the  Contract on any  Contract  Anniversary after the Continuation  Date,  subject to the  Beneficiary's
                    eligibility  -  whether  or  not  the  spousal   Beneficiary
                    terminated the GMWB in continuing the Contract.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life
                  Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint
                  Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH
                  CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE
                  LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract.
         Please consult your tax and financial advisors before adding this GMWB to a Contract.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL
         STEP-UP ("LIFEGUARD Advantage"). THE FOLLOWING DESCRIPTION OF THIS GMWB
         IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6
         AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE
         FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


               *    The Owner's life (the "For Life  Guarantee") if the For Life
                    Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first
                      Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract
                      Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For
                      Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                      Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO
         MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB,
         INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S
         TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract
         Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT
         AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
         CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

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                                         ------------------------------------------------------------------
                                         The GWB equals initial premium net of any applicable premium
           WHEN THIS GMWB IS ADDED TO    taxes.
           THE CONTRACT ON THE ISSUE
           DATE -                        The GAWA equals 5% of the GWB.
                                         ------------------------------------------------------------------

                                         ---------------------------------------


          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture  charge on any
          ANNIVERSARY -                  Contract Enhancement.


                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE:  AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE
         GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract
         Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5
         MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.
         (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified
         Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.
         Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract
         Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified
         Contract, then please see "RMD NOTES" below for more information.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -
                                               * The GWB before the withdrawal
                                                 less the withdrawal; OR
                                               * Zero.

                                           The GAWA:
                                               *   Is unchanged while the For Life Guarantee is in effect;
                                                   OTHERWISE
                                               *   Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
                                           ------------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        *   Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,           charge on any Contract Enhancement; OR
         AS APPLICABLE -                       *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               *   5% of the Contract Value after the withdrawal less the
                                                   recapture charge on any Contract Enhancement; OR
                                               *   The greater of 5% of the GWB after the withdrawal, or
                                                   zero.
                                           ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

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                                         ------------------------------------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by the amount of the premium
           PAYMENT ON THE CONTRACT -     net of any applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any applicable premium
                                               taxes; OR
                                             * 5% of the increase in the GWB - if the maximum GWB is
                                             hit.
                                         ------------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ------------------------------------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the greater of:
                                             *  5% of the new GWB; OR
                                             *  The GAWA before the Step-Up.
                                         ------------------------------------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -             * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              *   Is unchanged so long as the For Life Guarantee is in
                                                  effect; OTHERWISE
                                              *   Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
                                           ------------------------------------------------------------------


         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   without   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                    * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.


                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.


                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * With any Step-Up (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                      The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                      The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                      So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                      The GWB is the guaranteed amount available for future periodic withdrawals.

               * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------


          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture  charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS       * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF        less the withdrawal; OR
         THE GAWA OR RMD, AS                  * Zero.
         APPLICABLE -
                                           The GAWA:
                                              * Is unchanged while the For
                                                Life Guarantee is in effect;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before the
                                                withdrawal, or the GWB after
                                                the withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS       * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,        charge on any Contract Enhancement; OR
         AS APPLICABLE -                      * The greater of the GWB before the withdrawal
                                                less the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                              * 5% of the Contract Value after the withdrawal less the
                                                recapture charge on any Contract Enhancement; OR
                                              * The greater of 5% of the GWB after the withdrawal, or
                                                zero.
                                           ----------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               if the maximum GWB is hit.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             * 5% of the new GWB; OR
                                             * The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged so long as the For
                                                Life Guarantee is in
                                                effect; OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

                    *    Upon the Owner's death, the For Life Guarantee is void.

                    * Only the GWB is payable while there is value to it (until depleted).

                    * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               *    Continue   the   Contract   without   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------
              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                    * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.


                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.


                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD PROTECTOR WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEE.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."


         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.


         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.


         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.


         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT        applicable recapture charge on any
         ANNIVERSARY -                   Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the greater of:
         PRIOR WITHDRAWALS IN THE              * The GWB before the withdrawal less the withdrawal; OR
         CURRENT CONTRACT YEAR, IS LESS        * Zero.
         THAN OR EQUAL TO THE GREATER OF
         THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                               * Is unchanged while the For Life Guarantee is in effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before the withdrawal, or the GWB after the
                                                 withdrawal.

                                           ----------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
         AS APPLICABLE -                       * The greater of the GWB before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less any
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ----------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               if the maximum GWB is hit.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                          --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                          --------------------------------------

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death ofthe sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 82 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:
                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged so long as the For
                                                Life Guarantee is in effect;
                                                OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.


         SPOUSAL CONTINUATION. In the event of the Owner's (or either Joint Owner's) death, the surviving spousal Beneficiary may elect to:


               * Continue the Contract with this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                    * Contract Anniversaries will continue to be based on the original Contract's Issue Date.


                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.


               * Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

               * Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

               * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP ("LIFEGUARD PROTECTOR PLUS WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLES 9 AND 10 FOR THE FOR LIFE GUARANTEES.

         PLEASE NOTE: EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."


         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.


         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.


         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

         For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                           The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If the youngest Covered Life is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.


         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.


         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age. Future GMWB charges will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

         This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added PRIOR TO JANUARY 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner's death, may elect to continue the Contract without the GMWB. If this GMWB is added ON JANUARY 16, 2007 OR LATER, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------


                                         ---------------------------------------


          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       applicable recapture charge on any
          ANNIVERSARY -                  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the applicable recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                            ------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling
         PRIOR WITHDRAWALS IN THE           the greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged while the For
                                                 Life Guarantee is in effect;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                            ------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                           ------------------------------------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
         THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
         AS APPLICABLE -                       * The greater of the GWB before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated, equaling the lesser of:
                                               * 5% of the Contract Value after the withdrawal less any
                                                 recapture charge on any Contract Enhancement; OR
                                               * The greater of 5% of the GWB after the withdrawal, or
                                                 zero.
                                           ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

              ------------------------------------------------------------------
              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:
                                             * 5% of the premium net of any
                                               applicable premium taxes; OR
                                             * 5% of the increase in the GWB -
                                               if the maximum GWB is hit.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

          WITH A STEP-UP -               The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:
                                             *  5% of the new GWB; OR
                                             *  The GAWA before the Step-Up.
                                         ---------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or upon the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse. Please see the information beginning on page 82 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.


         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              * The GWB before the payment less
                                                the payment; OR
                                              * Zero.

                                           The GAWA:
                                              * Is unchanged so long as the For
                                                Life Guarantee is in
                                                effect; OTHERWISE
                                              * Is recalculated, equaling the
                                                lesser of the GAWA before, or
                                                the GWB after, the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.


         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:


             * Continue the Contract with this GMWB - so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                         If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                    * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                    * The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for Step-Ups apply.

                    * Bonuses will continue to apply according to the rules below for Bonuses.

                    * Contract Anniversaries and Contract Years will continue to be based on the original Contract's Issue Date.

                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

             * Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract PRIOR TO JANUARY 16, 2007. Thereafter, no GMWB charge will be assessed.

             * Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract ON JANUARY 16, 2007 OR LATER and if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

             * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               * The Continuation Date on a Contract in which this GMWB was added PRIOR TO JANUARY 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;

               * The Continuation Date on a Contract in which this GMWB was added ON JANUARY 16, 2007 OR LATER, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how  long  the  bonus  is  available;  and

               *    When and what happens when the bonus is applied to the GWB.

             -------------------------------------------------------------------

             The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                    * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.


                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.


                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

             THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

             The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                    *    The date Contract Value is zero.

             Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

             The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

             Applying the bonus to the GWB does not affect the Bonus Base.
             -------------------------------------------------------------------


         FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                 BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                          The GAWA is determined based on the
                                          Owner's attained age at the time of
                                          first withdrawal and equals the GAWA
                                          percentage multiplied by the GWB prior
                                          to the partial withdrawal. See the
                                          GAWA percentage table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------


                                           -------------------------------------

         WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value less
         CONTRACT ON ANY CONTRACT          the recapture charge on any Contract
         ANNIVERSARY -                     Enhancement.

                                           The GAWA is determined based on the
                                           Owner's attained age at the time of
                                           first withdrawal and equals the GAWA
                                           percentage multiplied by the GWB
                                           prior to the partial withdrawal. See
                                           the GAWA percentage table below.

                                           The For Life Guarantee becomes
                                           effective on the Contract Anniversary
                                           on which the endorsement is added.
                                           -------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                       Ages           GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                          ------------------------------------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal less the withdrawal; OR
        THAN OR EQUAL TO THE GREATER OF       * Zero.
        THE GAWA OR RMD, AS APPLICABLE -  The GAWA:
                                              * Is unchanged while the For Life Guarantee is in
                                                effect; OTHERWISE
                                              * Is recalculated, equaling the lesser of the GAWA
                                                before the withdrawal, or the GWB after the
                                                withdrawal.
                                          ----------------------------------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.


                                          ------------------------------------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser
        PRIOR WITHDRAWALS IN THE          of:
        CURRENT CONTRACT YEAR, EXCEEDS        *  Contract Value after the withdrawal less any recapture
        THE GREATER OF THE GAWA OR RMD,          charge on any Contract Enhancement; OR
        AS APPLICABLE -                       *  The greater of the GWB before the withdrawal less the
                                                 withdrawal, or zero.

                                          The GAWA is recalculated, equaling the lesser of:
                                              *  The GAWA percentage multiplied by the Contract Value
                                                 after the withdrawal less the recapture charge on any
                                                 Contract Enhancement; OR
                                              *  The GAWA percentage multiplied by the GWB after
                                                 the withdrawal.
                                          ------------------------------------------------------------------


         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

         If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint
         Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue
                 Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract
                 Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                    Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                    Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                    If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                    2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                    $15. Because the sum of the Owner's withdrawals for the 2006
                    Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR
                 YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH
                 AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT
                 AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS
                 NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD
                      (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
                 ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH
                 SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS
                 IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE
                 CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR
                 TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT
                 THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
                 ---------------------------------------------------------------

        PREMIUMS.

                                         ---------------------------------------

        WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
        PAYMENT ON THE CONTRACT -        the amount of the premium net of any
                                         applicable premium taxes.

                                         If the premium payment is received
                                         after the first withdrawal, the GAWA is
                                         also recalculated, increasing by:
                                            *  The GAWA percentage multiplied by
                                               the subsequent premium payment
                                               net of any applicable premium
                                               taxes; OR
                                            *  The GAWA percentage multiplied by
                                               the increase in the GWB - if the
                                               maximum GWB is hit.
                                         ---------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit
         Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.
         Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                                 -----------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5
                                 million maximum).

                                 If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                                      * If there are joint Owners, the GAWA
                                        percentage is recalculated based on
                                        the oldest joint Owner.

                                      * The GAWA percentage will not be
                                        recalculated upon step-ups following
                                        Spousal Continuation.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:

                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                      * The GAWA prior to Step-Up.
                                 -----------------------------------------------

         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT
         VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB
         REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE
         GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE
         TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN
         CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract
         Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5
         MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND
         ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE
         MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND
         THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life
         Guarantee is in effect. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.

                                         ---------------------------------------

        AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -         greater of:
                                            * The GWB before the payment less
                                              the payment; OR
                                            * Zero.

                                         The GAWA:
                                            * Is unchanged so long as the For
                                              Life Guarantee is in
                                              effect; OTHERWISE
                                            * Is recalculated, equaling the
                                              lesser of the GAWA before, or the
                                              GWB after, the payment.
                                         ---------------------------------------

         Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change
         Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first
         Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                 * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal
                       Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * Upon the Owner's death, the For Life Guarantee is void.

                            * Only the GWB is payable while there is value to it (until depleted).

                            * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                            * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                            *    If the GAWA percentage has not yet been
                                 determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal
                                 Beneficiary upon the death of the original
                                 Owner.

                 * Continue the Contract without this GMWB (GMWB is terminated).

                 * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life
                  Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint
                  Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint
                  Owner's) attained age at the time of election of this option.
                  The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY
                  APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL
                  BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH
                  CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE
                  LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.
                  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND
         "GUARANTEED    MINIMUM    WITHDRAWAL    BENEFIT    IMPORTANT   SPECIAL
         CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER
         BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER
         HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING
         AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for
         Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract.
         Please consult your tax and financial advisors before adding this GMWB to a Contract.

         JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL
         STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS
         GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY
         EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE
         STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

         The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

         The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

         This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

         Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified
         Contract, the election of this GMWB requires the Owner and primary
         Beneficiary to be spouses (as defined in the Internal Revenue Code).
         The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

         For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal
         Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary;
         however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new
         Beneficiary.

         FOR BOTH NON-QUALIFIED AND TAX-QUALIFIED CONTRACTS, THIS GMWB
         GUARANTEES PARTIAL WITHDRAWALS DURING THE CONTRACT'S ACCUMULATION PHASE
         (I.E., BEFORE THE INCOME DATE) FOR THE LONGER OF:

               *    The lifetime of the last  surviving  Covered Life if the For
                    Life Guarantee is in effect;

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract
                           Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed  Withdrawal  Balance  (GWB),  without  regard  to
                    Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

         BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO
         MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE
         SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT
         ARE EXPLAINED BELOW.

         Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal
         Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint
         Owner of a non-qualified Contract), provided that the other Covered
         Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

         At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract
         Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS
         A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME
         BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed
         Annual Withdrawal Amount (GAWA) and for certain tax-qualified
         Contracts, the required minimum distribution (RMD) under the Internal
         Revenue Code. Withdrawals exceeding the limit do not invalidate the For
         Life Guarantee, but cause the GWB and GAWA to be recalculated.

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE   The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -     any applicable premium taxes.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Issue Date.
                                          --------------------------------------

                                          --------------------------------------

         WHEN THIS GMWB IS ADDED TO THE   The GWB equals Contract Value less the
         CONTRACT ON ANY CONTRACT         recapture charge on any Contract
         ANNIVERSARY -                    Enhancement.

                                          The GAWA is determined based on the
                                          youngest Covered Life's attained age
                                          at the time of first withdrawal and
                                          equals the GAWA percentage multiplied
                                          by the GWB prior to the partial
                                          withdrawal. See the GAWA percentage
                                          table below.

                                          The For Life Guarantee becomes
                                          effective on the Contract Anniversary
                                          on which the endorsement is added.
                                          --------------------------------------

         Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract
         Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION
         (including upon Step-Up), and the GWB is reduced by each withdrawal.

         PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered
         Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.
         Please see the "Spousal Continuation" subsection below for more information.

         WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. THE GAWA PERCENTAGE FOR EACH
         AGE GROUP IS:

                                       Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 59                  4%
                                      60 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

         Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified
         Contracts only. (There is no RMD for non-qualified Contracts.)

         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified
         Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.
         Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract
         Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified
         Contract, then please see "RMD NOTES" below for more information.

                                          --------------------------------------

        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
        PRIOR WITHDRAWALS IN THE          greater of:
        CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
        THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
        THE GAWA OR RMD, AS APPLICABLE -      * Zero.
                                          The GAWA:
                                              * Is unchanged while the For Life
                                                Guarantee is in effect;
                                                OTHERWISE
                                              * Is recalculated, equaling
                                                the lesser of the GAWA
                                                before the withdrawal, or
                                                the GWB after the
                                                withdrawal.
                                          --------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below).
         In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

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        WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the lesser
        PRIOR WITHDRAWALS IN THE          of:
        CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the withdrawal less any recapture
        THE GREATER OF THE GAWA OR RMD,         charge on any Contract Enhancement; OR
        AS APPLICABLE -                       * The greater of the GWB before the withdrawal less the
                                                withdrawal, or zero.

                                          The GAWA is recalculated, equaling the lesser of:
                                              * The GAWA percentage multiplied by the Contract Value
                                                after the withdrawal less the recapture charge on any
                                                Contract Enhancement; OR
                                              * The GAWA percentage multiplied by the GWB after
                                                the withdrawal.

                                          ------------------------------------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an interest rate adjustment. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.

         If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either
         Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

                 ---------------------------------------------------------------
                 RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue
                 Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

                 Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract
                 Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                    Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006
                    Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                    If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year
                    2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                    $15. Because the sum of the Owner's withdrawals for the 2006
                    Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

                 AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR
                 YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH
                 AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT
                 AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS
                 NECESSARY (SEE EXAMPLE BELOW).

                      The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                      If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD
                      (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

                 EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS,
                 ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH
                 SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS
                 IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE
                 CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR
                 TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT
                 THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
                 ---------------------------------------------------------------

         PREMIUMS.

                                           -------------------------------------

          WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing
          PAYMENT ON THE CONTRACT -        by the amount of the premium net of
                                           any applicable premium taxes.

                                           If the premium payment is received
                                           after the first withdrawal, the GAWA
                                           is also recalculated, increasing by:
                                                *  The GAWA percentage
                                                   multiplied by the subsequent
                                                   premium payment net of any
                                                   applicable premium taxes; OR
                                                *  The GAWA percentage
                                                   multiplied by the increase in
                                                   the GWB - if the maximum GWB
                                                   is hit.
                                           -------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.
         We also reserve the right to refuse subsequent premium payments. THE
         GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON
         ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE
         MAXIMUM CHARGES LISTED ABOVE.

         In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit
         Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.
         Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

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

                                 ----------------------------------------------------------------------------

        WITH A STEP-UP -         The GWB equals Contract Value (subject to a $5 million maximum).

                                 If the Contract Value is greater than the BDB prior to
                                 the Step-Up then the BDB is set to equal the
                                 Contract Value (not subject to any maximum
                                 amount); and, if the Step-Up occurs after the
                                 first withdrawal, the GAWA PERCENTAGE is
                                 recalculated based on the attained age of the
                                 youngest Covered Life.
                                      *   The GAWA percentage will not be
                                          recalculated upon step-ups following
                                          Spousal Continuation if the spouse
                                          electing Spousal Continuation is not a
                                          Covered Life.

                                 If the Step-Up occurs after the first
                                 withdrawal, the GAWA is recalculated, equaling the greater of:
                                      * The GAWA percentage multiplied by the
                                        new GWB, OR
                                     * The GAWA prior to Step-Up.

                                 ----------------------------------------------------------------------------


         PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

         Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 107 regarding the required ownership and Beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and at least one Covered Life remains alive. Otherwise, payments will be made while there is value to the GWB (until depleted). If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time of the first payment.

                                          --------------------------------------

        AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
        CONTRACT VALUE IS ZERO -          greater of:
                                             * The GWB before the payment less
                                               the payment; OR
                                             * Zero.

                                          The GAWA:
                                             * Is unchanged so long as the For
                                               Life Guarantee is in
                                               effect; OTHERWISE
                                             * Is recalculated, equaling the
                                               lesser of the GAWA before, or
                                               the GWB after, the payment.
                                          --------------------------------------

         Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

                 * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                            * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                            * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                            * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                            * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                            * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                            * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                            * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                             *  A new joint Owner may not be added in a
                                non-qualified Contract if a surviving
                                spouse continues the Contract.

                 * Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                 * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.

         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

               *    The   Continuation   Date  on  a  Contract  if  the  spousal
                    Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

         ANNUITIZATION.

                  JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

                  If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 5"). THE EXAMPLES IN APPENDIX C SUPPLEMENT THE DESCRIPTION OF THIS GMWB.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

               o    The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               o    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

               * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

         Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)


         REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD requirements without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS        * The GWB before the withdrawal
         THAN OR EQUAL TO THE GREATER OF         less the withdrawal; OR
         THE GAWA OR RMD, AS APPLICABLE -      * Zero.

                                           The GAWA:
                                               * Is unchanged so long as the
                                                 For Life Guarantee is
                                                 valid; OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS        * Contract Value after the
         THE GREATER OF THE GAWA OR RMD,         withdrawal less any recapture
         AS APPLICABLE -                         charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated because the
                                           For Life Guarantee is invalidated,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 5% of the Contract Value
                                                 after the withdrawal less the
                                                 recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------

         IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                   If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
              ------------------------------------------------------------------

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.


         PREMIUMS.


                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated, increasing by:
                                               * 5% of the premium net of any applicable premium taxes;
                                                 OR
                                               * 5% of the increase in the GWB - if the maximum GWB is
                                                 hit.
                                           ----------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 5% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

                 o ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

                 o For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                           ------------------------------------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the greater of:
         CONTRACT VALUE IS ZERO -
                                               * The GWB before the payment less the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged so long as the For Life Guarantee
                                                 is valid; OTHERWISE
                                               * Is recalculated, equaling the lesser of the GAWA
                                                 before, and the GWB after, the payment.
                                           ------------------------------------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

             o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                       * Upon the Owner's death, the For Life Guarantee is void.

                       * Only the GWB is payable while there is value to it (until depleted).

                       * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                       * Contract Anniversaries will continue to be based on the Contract's Issue Date.

             o     Continue the Contract without this GMWB (GMWB is terminated).

             o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               o    The Income Date;

               o The date of complete withdrawal of Contract Value (full surrender of the Contract);

               o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               o The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               o    How the bonus is calculated;

               o    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               o    For how long the bonus is available; and

               o    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                    * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.
              ------------------------------------------------------------------


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("LIFEGUARD 4"). THE EXAMPLES IN APPENDIX C SUPPLEMENT THE DESCRIPTION OF THIS GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS.

         PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


         This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

               *    The Owner's life (the "For Life Guarantee");

                        The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                        So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               Or

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

             * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

         EXAMPLES ILLUSTRATING THIS GMWB, IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS (IN APPENDICES). Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

         This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

         There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

         ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO     The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE      anyapplicable premium taxes.
           DATE -
                                          The GAWA equals 4% of the GWB.
                                          --------------------------------------

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
           THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
           ANNIVERSARY -                  Enhancement.

                                          --------------------------------------

         Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

         WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE CURRENT  greater of:
         CONTRACT YEAR, IS LESS THAN OR        * The GWB before the withdrawal
         EQUAL TO THE GAWA -                     less the withdrawal; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged so long as the
                                                 For Life Guarantee is
                                                 valid; OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before the withdrawal, or
                                                 the GWB after the
                                                 withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE CURRENT  lesser of:
         CONTRACT YEAR, EXCEEDS THE GAWA -     * Contract Value after the
                                                 withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR
                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated because the
                                           For Life Guarantee is invalidated,
                                           equaling the lesser of:
                                               * The GAWA before the withdrawal;
                                               * The GWB after the withdrawal;
                                                 OR
                                               * 4% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------

         IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 13. Withdrawals may be subject to a recapture charge on any Contract Enhancement.


         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts and withdrawals of asset allocation and advisory fees. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax qualified and non-qualified Contracts, please see "TAXES" beginning on page 136.


         PREMIUMS.


                                           ------------------------------------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing by the
         PAYMENT ON THE CONTRACT -         amount of the premium net of any applicable
                                           premium taxes.

                                           The GAWA is also recalculated, increasing by:
                                               * 4% of the premium net of any applicable premium taxes;
                                                 OR
                                               * 4% of the increase in the GWB - if the maximum GWB is
                                                 hit.
                                           ----------------------------------------------------------------

         We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

         STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:
                                               * 4% of the new GWB; OR
                                               * The GAWA before the Step-Up.
                                           -------------------------------------

         The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

             * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

             * For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed during the 30-day period following a Contract Anniversary.

         Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

         If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

         OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

         CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling
         CONTRACT VALUE IS ZERO -          the greater of:
                                               * The GWB before the payment less
                                                 the payment; OR
                                               * Zero.

                                           The GAWA:
                                               * Is unchanged so long as the For
                                                 Life Guarantee is valid;
                                                 OTHERWISE
                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                           -------------------------------------

         If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

         SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

               * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.

                       * Upon the Owner's death, the For Life Guarantee is void.

                       * Only the GWB is payable while there is value to it
                         (until depleted).

                       * The spousal Beneficiary is also allowed a Step-Up.
                         The Step-Up may only be elected on the first
                         Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

                       * Contract Anniversaries will continue to be based on the
                         Contract's Issue Date.

               *    Continue   the   Contract   without   this  GMWB   (GMWB  is
                    terminated).

               * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the Beneficiary terminated the GMWB in continuing the Contract.


         For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 135.


         TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

               *    The Income Date;

               * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

               * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

               * The date all obligations under this GMWB are satisfied after the Contract Value is zero.


         ANNUITIZATION.

                  LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

                  SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

                  This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

                  The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

         SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 45 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


         EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


         BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


               *    How the bonus is calculated;

               *    What   happens  to  the  Bonus  Base  (and   bonus)  with  a
                    withdrawal, premium payment, and any Step-Up;

               *    For how long the bonus is available; and

               *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.

                     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; and withdrawals of asset allocation and advisory fees.

                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                     * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                     * With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.


              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

              ------------------------------------------------------------------

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, recapture Charges may apply, and you may have to pay taxes on the money you receive.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law, and we will credit interest accordingly.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50, we may set the frequency of payments so that the first payment would be at least $50.

         If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes or recapture charges deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be equal to the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.

         No withdrawals are permitted during the income phase under an income option that is life contingent.


         GUARANTEED MINIMUM INCOME BENEFIT ("FUTUREGUARD"). The optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase. This benefit is only available ON AND AFTER MAY 2, 2005 if:


               o    you elect it prior to your Contract's Issue Date;

               o    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 30th calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               o    the date you make a total withdrawal from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

         No other income options will be available, and no partial annuitization will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.


         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB Benefit Base." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); PLUS

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including any applicable charges and adjustments to those withdrawals):

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the date the GMIB is exercised.

         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. This example does not take into account taxes.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and adjustments for those withdrawals); PLUS

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               o    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

         The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT


         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may select the optional death benefit for an additional charge. The optional death benefit is only available upon application and cannot be changed or canceled once selected. The effect of any GMWB on the amount payable to your Beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB.

         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple Beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include interest to the extent required by law. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your Contract as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.


         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               o your Contract Value as of the end of the business day on which we have received all required documentation from your Beneficiary; or

               o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges) in the same proportion that the Contract Value was reduced on the date of the withdrawal.


         OPTIONAL DEATH BENEFIT. The Highest Anniversary Value Death Benefit is available, which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting the optional death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use. Our administrative rules may be changed, as necessary.


         For the purpose of the optional death benefit, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions.

         The HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

               (a) your Contract Value as of the end of the business day on which we receive all required documentation from your Beneficiary; or

               (b)  total Net Premiums since your Contract was issued; or

               (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes)
                    subsequent  to  that  Contract  Anniversary.  FOR  CONTRACTS
                    ISSUED ON OR AFTER JANUARY 16, 2007, ANNUAL CONTRACT MAINTENANCE CHARGES, TRANSFER CHARGES, ANY APPLICABLE
                    CHARGES DUE UNDER ANY OPTIONAL ENDORSEMENT AND TAXES SUBSEQUENT TO THAT CONTRACT ANNIVERSARY WILL NOT BE DEDUCTED FROM YOUR GREATEST CONTRACT VALUE.

         PAYOUT OPTIONS. The Contract's death benefit is payable pursuant to one of the following payout options:

               o    single lump sum payment; or

               o payment of entire death benefit within 5 years of the date of death; or

               o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. For more information, please see "Special Spousal Continuation Option" beginning on page 135.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit payout option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 131. Similarly, a GMWB will terminate upon your death (and no further GMWB charges will be deducted), however, unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the respective GMWB subsections in this prospectus.


         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death. With Option 1 or 2 of the income options, if the Annuitant's death occurs before the first income payment, the amount applied to the income option will be paid to the Owner or Beneficiary, as applicable.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

         CONTRACT OWNER TAXATION

         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               *    paid on or after the date you reach age 59 1/2;

               *    paid to your Beneficiary after you die;

               * paid if you become totally disabled (as that term is defined in the Code);

               * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               *    paid under an immediate annuity; or

               *    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.


         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated Beneficiary" is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated Beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated Beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               *    reaches age 59 1/2;

               *    leaves his/her job;

               *    dies;

               *    becomes disabled (as that term is defined in the Code); or

               * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               * there was a written agreement providing for payments of the fees solely from the annuity Contract,

               *    the Contract Owner had no liability for the fees and

               * the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.


         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 75 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:


               (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's Beneficiary, or (c) for a specified period of ten years or more;


               (b)  a required minimum distribution;

               (c)  a hardship withdrawal; or

               (d)  the non-taxable portion of a distribution.


         JACKSON OF NY TAXATION


         We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal
         (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

         In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

         DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically from one Investment Division to any number of the Investment Divisions if you have at least $15,000 of Contract Value. The periodic transfer intervals may be monthly, quarterly, semi-annually or annually. Dollar Cost Averaging theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply, including that you may not select Dollar Cost Averaging at the same time as Rebalancing.

         EARNINGS SWEEP. You can choose to move your earnings from the Money Market Investment Division or the Fixed Account on a monthly basis, and there is no minimum transfer amount.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. You may not select Rebalancing at the same time as Dollar Cost Averaging.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within 20 days after receiving it.

         We will return

               *    the Contract Value in the Investment Divisions, PLUS

               * any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

               * the full amount of premium you allocated to the Fixed Account (minus any withdrawals), minus

               *    any applicable Contract Enhancement recapture charge.

         We will determine the Contract Value in the Investment Divisions as of the date the request for refund is mailed to us, or the date you return it to the selling agent.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               * STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               * YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the contract maintenance charge, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson of New York is a party.


         Jackson, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               * Information we receive from you on applications or other forms;

               *    Information about your transactions with us;

               *    Information we receive from a consumer reporting agency;

               *    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               * Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.
"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION



General Information and History.....................................................................     2


Services............................................................................................     5

Purchase of Securities Being Offered................................................................     5

Underwriters........................................................................................     6

Calculation of Performance..........................................................................     6

Additional Tax Information..........................................................................     8

Annuity Provisions..................................................................................     20


Net Investment Factor...............................................................................     20

Condensed Financial Information.....................................................................     22


                                   APPENDIX A

DOW JONES DOES NOT:



* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL
               MANAGEMENT  CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL
               MANAGEMENT  OIL  &  GAS  SECTOR  FUND,  THE  JNL/MELLON   CAPITAL
               MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL
               MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
-------------------------------------------------------------------------------

                                   APPENDIX B


                     CONTRACT ENHANCEMENT RECAPTURE CHARGES



  -----------------------------------------------------------------------------------------------------------------
                                                         EXAMPLE 1
  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            2.00%  : Contract Enhancement
            1.25%  : Recapture Charge Year 4
            5.50%  : Net Return

  AT END OF YEAR 4
       126,360.11  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        26,360.11  : Earnings
        74,572.04  : Premium withdrawn (grossed up to account for Recapture Charge)
        ---------
       100,932.15  : Total Gross Withdrawal

       100,932.15  : Total Gross Withdrawal
          -932.15  : Recapture Charge
          -------
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
                                                         EXAMPLE 2
  -----------------------------------------------------------------------------------------------------------------
          10/1/05
       100,000.00  : Premium
            1.25%  : Recapture Charge Contribution Year 3
          12/1/05
       100,000.00  : Premium
            2.00%  : Recapture Charge Contribution Year 2

            2.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/07
       204,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         4,000.00  : Earnings
       100,000.00  : Premium 1 withdrawn (grossed up to account for Recapture Charge)
        48,214.29  : Premium 2 withdrawn (grossed up to account for Recapture Charge)
        ---------
       152,214.29  : Total Gross Withdrawal

       152,214.29  : Total Gross Withdrawal
        -1,250.00  : Recapture Charge from Premium 1
          -964.29  : Recapture Charge from Premium 2
          -------
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES


Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     |X|  Example 1a: If the GMWB is elected at issue:

          * Your initial GWB is $100,000, which is your initial Premium payment.

          *    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     |X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X| Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          * Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

          *    If your endorsement contains a varying benefit percentage:

               - Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

               - Your GAWA% and GAWA are not determined until the time of your first withdrawal.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR INITIAL GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THE TIME OF YOUR FIRST WITHDRAWAL.

     |X| Assuming your GAWA% is 5% based on your attained age at the time of your first withdrawal and your GWB is $100,000 prior to the application of the withdrawal, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

     |X| Your BDB remains unchanged since the BDB is set at issue and is not affected by the timing of your first withdrawal.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     |X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          *    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     |X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

          *    If your endorsement contains a varying benefit percentage:

               -    Your BDB is increased by the Premium payment.

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

          * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

          * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          * Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          * Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining
                    GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          * Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     |X|  Notes:

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 6a: If at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * However, if your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

     |X| Example 6b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement contains a varying benefit percentage and the step-up occurs after the first withdrawal, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value at the time of step-up ($90,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     |X|  Notes:

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your first withdrawal. Otherwise, your GAWA% and GAWA are determined at the time of your first withdrawal.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     |X| Example 7a: If prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          * If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement contains a varying benefit percentage and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

     |X|  Notes:

          * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement contains a varying benefit percentage and the step-up would result in a re-determination of the GAWA%. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          * If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal and re-determined upon step-up if your Contract Value is greater than your BDB. * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     |X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          * Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH A LEVEL BENEFIT PERCENTAGE EFFECTIVE ON OR AFTER 05/01/2006.)

     |X| Example 9a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     |X| Example 9b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     |X| Example 9c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     |X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          * If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     |X|  Notes:

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

          * If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

                                   APPENDIX D


                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.


1st Discount Brokerage                   Capital Investment Group                 Financial Planning Consultants
1st Global Capital Corporation           Capital Management Partners              Financial Security Management Inc.
1st Worldwide Financials Partners        Capital Strategies Financial             Financial Solution Services
Advanced Planning Securities             Capwest Securities                       Financial West Investment Group
Advest, Inc.                             Carillon Investments                     First Allied Securities
AG Edwards                               Centaurus Financial                      First Heartland Capital Inc.
AIG Financial Advisors                   Century Securities                       First Independent Financial
Allegiance Capital                       CFD Investments Inc.                     FNB Brokerage Services
American General Securities              Chevy Chase                              Forsyth Heritage
American Investors                       Colby & White                            Founders Financial Securities
American Portfolios Financial            Colonial Brokerage                       Fox and Company
Ameritas Investment Corporation          Commonwealth Financial Network           FSC Securities Corporation
Anderson & Strudwick                     Compass Wealth Management                Fusion Financial
Associated Securities Corporation        Consumer Concepts Investment             GA Repple & Company
B C Ziegler and Company                  Countrywide Investment Services          Geneos Wealth Management Inc.
Baird & Company Inc.                     Crown Capital Securities                 Genworth Financial
Bancwest Investment Services             CUE Financial Group Inc.                 Gold & Associates
Barber Financial Group                   Cullums & Burks Securities               Great American
BB Graham & Co Inc.                      CUSO Financial                           Great American Advisors
BB&T Investments Services Inc.           D A Davidson                             GunnAllen Financial Inc.
BCG Securities                           David Noyes & Co                         GW Sherwold Associates
Bentley Lawrence Securities              Delta Equity Services                    GWN Securities Inc.
Berthel Fisher Co                        E Planning Securities                    H Beck Inc.
BI Investments                           Eagle Financial Group                    H&R Block Financial Advisors
Blue Vase                                Eltekon                                  Hantz Financial Services
Brecek & Young Advisors Inc.             Ensemble Financial Services              Harbour Investments Inc.
Brookstone Securities                    Equitas America                          Harger & Company
Brookstreet Securities Corp              Equity Leadership Securities             Harold Dance Investments
Bueter & Company Inc.                    Ernharth Group                           Harvest Capital LLC
BYN Investment Center                    ESI Financial                            Hazard & Siegel LLC
Cadaret Grant and Company                Feliciano Financial Group                HBW Securities
Calton & Associates Inc.                 Fenwick Securities                       Heim, Young & Associates
Cambridge Investment Research            Ferris Baker Watts Inc.                  Hilliard Lyons
Capital Analysts Inc.                    FFP Securities Inc.                      Hornor, Townsend and Kent Inc.
Capital Directions                       Fifth Third Securities                   HS Dent
Capital Financial Services               Financial Network Investment             HSBC Securities



Huntleigh Securities
ICA
ICBA
IMS Securities
Independent Financial Group
Independent Financial Marketing Group
Infinex Investments Inc.
ING Financial Partners Inc.
Innovative Solutions
Inter Securities Inc.
Intercarolina Financial Services
Intersecurities Inc.
Intervest International
Invest Financial Corporation
InvestaCorp
Investment Advisors and Consultants
Investment Architects Inc.
Investment Management Corp
Investors Capital Corporation
ISP Inventive Solution Planning
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
JJB Hilliard
John Hancock
John James Investments Inc.
JP Turner & Company LLC
JRL Capital Corporation
JW Cole Financial Inc.
KCD Financial
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial
LaSalle Financial
Lasalle St. Securities Inc.



Legacy Financial Services                Park Avenue Securities                   Sorrento
Legend Equities Corp                     Peoples Securities                       Southeast Investment
Leonard & Company                        PFIC Securities                          Southwest Securities Financial Services
Lincoln Financial Advisors (LFA)         Piper Jaffray                            Spectrum Capital
Lincoln Investment Planning Inc.         Planmember Securities                    Stanford Group Company
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.              Stephens Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp          Sterne Agree Financial Services
Madison Ave Securities                   Pro Equities Inc.                        Stifel Nicolaus & Company
Main Street Securities                   Professional Asset Management            Summit Brokerage Services Inc.
McDonald Investments Inc.                PSC Securities Corp                      Sunset Financial Services Inc.
McDonald Securities                      PTS Brokerage                            SWS Financial Services Inc.
Medallion Investment Services            QA3 Financial Corp                       Synergy Investment Group
MetLife Securities                       Quest Securities                         Thrivent Investment Management
Michigan Securities Inc.                 Questar Capital Corporation              Time Capital
Mid Atlantic Capital Corp                Raymond James (Planning Corp)            Tower Square Securities
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.                  Transamerica Financial Life
MML Investor Services                    Regal Financial                          Triad Advisors
Money Concepts                           Regis Securities Corp                    UBS
Moors & Cabot Inc.                       Resource Horizons                        Union Banc Investment Services
Morgan Keegan                            River Stone Wealth Management            United Equity Securities
Morgan Peabody                           RL Harger & Associates                   United Heritage
MTL Equity Products                      RNR Securities LLC                       United Investment Services
Multi-Financial Securities Corp          Roche Securities                         United Planners Financial
Mutual Service Corporation (MSC)         Royal Alliance Association               United Securities Alliance Inc.
National Planning Corp (NPC)             Royal Securities                         US Allianz Securities Inc.
National Securities Corp                 RW Baird                                 USA Financial Securities Corp
Networth Financial Group                 Ryan Beck & Company                      UVEST
New Alliance Investments                 Sammons Securities Company Inc.          Valmark Securities Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.               Vanderbilt Securities LLC
Next Financial Group Inc.                Sandgrain Securities Inc.                Veritrust Financial
NFP Securities                           Schlitt Investor Services                VSR Financial Services Inc.
North Ridge Securities Corp              Scottsdale Capital Advisors              Wachovia Securities
Northland Securities                     Securian Financial Services              Wall Street Financial Group
Nutmeg Securities                        Securities America                       Walnut Street Securities Inc.
O.N. Equity Sales Company                Securities Services Network              Waterstone Financial Group
Ogilvie Security Advisors Inc.           Seelig Financial Group                   Webster Investments
Oneamerica Securities                    Sicor Securities                         Wellstone Securities
Oppenheimer                              Sigma Financial Corporation              Westminster Financial
Pacific West Securities Inc.             Signator Investors Inc.                  WFG Investments
Packerland Brokerage Services            SII Investments                          Wilbanks Securities


William E. Hopkins & Associates
WM Financial Services
Woodbury Financial Services Inc.
Workman Securities Corp
World Equity Group Inc.
WRP Investments Inc.
Wunderlich Securities
XCU Capital Corporation

                                   APPENDIX E

                            ACCUMULATION UNIT VALUES


The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Jackson of NY Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund to JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund to JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund to JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund to JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund to JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund to JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund to JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund to JNL/Goldman Sachs Core Plus Bond Fund
     JNL/Western Asset U.S. Government & Quality Bond Fund to JNL/JPMorgan U.S. Government & Quality Bond Fund

Effective April 30, 2007 the following mergers will take place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund will be merged into JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) will be merged into JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.



At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.




ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.65%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.71              $10.83
    End of period                                                          $12.42              $11.71
  Accumulation units outstanding
  at the end of period                                                       354                818

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.51
    End of period                                                          $15.53              $11.57
  Accumulation units outstanding
  at the end of period                                                     14,102              15,290

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.63              $11.47
    End of period                                                          $14.22              $12.63
  Accumulation units outstanding
  at the end of period                                                       892                 -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.84              $16.86
    End of period                                                          $19.45              $18.84
  Accumulation units outstanding
  at the end of period                                                       412                 -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.61
    End of period                                                            N/A               $6.17
  Accumulation units outstanding
  at the end of period                                                       N/A                 -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.61
    End of period                                                          $18.92              $17.12
  Accumulation units outstanding
  at the end of period                                                       556                 -

JNL/Eagle SmallCap Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                    $19.33              $18.99
    End of period                                                          $22.84              $19.33
  Accumulation units outstanding
  at the end of period                                                       438                490

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.91              $9.97
    End of period                                                          $11.89              $10.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $20.17
    End of period                                                          $23.61              $12.09
  Accumulation units outstanding
  at the end of period                                                       323                 -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1079)

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A
    End of period                                                          $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     15,605               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.27
    End of period                                                          $12.63              $10.91
  Accumulation units outstanding
  at the end of period                                                       583                 -

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.27              $10.32
    End of period                                                          $12.83              $11.27
  Accumulation units outstanding
  at the end of period                                                      2,652               565








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1090)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.44
    End of period                                                          $17.28              $8.30
  Accumulation units outstanding
  at the end of period                                                       943                 -

JNL/JPMorgan International Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $10.13
    End of period                                                          $15.58              $12.00
  Accumulation units outstanding
  at the end of period                                                      5,891              1,194

JNL/Lazard Emerging Markets Division(1069)

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A
    End of period                                                          $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                      1,078               N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.88              $18.16
    End of period                                                          $20.44              $19.88
  Accumulation units outstanding
  at the end of period                                                       363                 -

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $13.70
    End of period                                                          $17.01              $14.81
  Accumulation units outstanding
  at the end of period                                                       970                420








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A
    End of period                                                          $12.49               N/A
  Accumulation units outstanding
  at the end of period                                                      2,173               N/A

JNL/MCM 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $15.26              $15.27
    End of period                                                          $16.11              $15.26
  Accumulation units outstanding
  at the end of period                                                        -                 129

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.01
    End of period                                                          $11.27              $11.05
  Accumulation units outstanding
  at the end of period                                                     40,363              29,420

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.22              $4.43
    End of period                                                           $5.99              $11.22
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.34              $11.12
    End of period                                                          $11.54              $10.34
  Accumulation units outstanding
  at the end of period                                                      1,180                -

JNL/MCM Dow 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $13.74
    End of period                                                          $16.53              $12.98
  Accumulation units outstanding
  at the end of period                                                      3,730               156








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)(1007)

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A
    End of period                                                          $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                      2,723               N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(743)

  Accumulation unit value:
    Beginning of period                                                     $8.42              $8.06
    End of period                                                           $9.67              $8.42
  Accumulation units outstanding
  at the end of period                                                      3,058              2,417

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.47
    End of period                                                          $14.34              $11.13
  Accumulation units outstanding
  at the end of period                                                      2,034                -

JNL/MCM Global 15 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $16.75              $14.80
    End of period                                                          $23.06              $16.75
  Accumulation units outstanding
  at the end of period                                                      4,835               611

JNL/MCM Healthcare Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.59
    End of period                                                          $11.80              $11.28
  Accumulation units outstanding
  at the end of period                                                       150                523

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $13.17
    End of period                                                          $18.59              $15.05
  Accumulation units outstanding
  at the end of period                                                     28,978              15,529








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.87              $11.18
    End of period                                                          $13.87              $11.87
  Accumulation units outstanding
  at the end of period                                                     159,900             94,936

JNL/MCM JNL Optimized 5 Division(1089)

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A
    End of period                                                          $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                      1,957               N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $10.56              $9.91
    End of period                                                          $10.86              $10.56
  Accumulation units outstanding
  at the end of period                                                       172                 -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.15              $17.39
    End of period                                                          $27.51              $23.15
  Accumulation units outstanding
  at the end of period                                                      2,394                -

JNL/MCM S&P 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $17.64              $12.70
    End of period                                                          $18.14              $17.64
  Accumulation units outstanding
  at the end of period                                                      3,454              1,192

JNL/MCM S&P 24 Division (NY)(1103)

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A
    End of period                                                          $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $12.28
    End of period                                                          $15.18              $14.07
  Accumulation units outstanding
  at the end of period                                                     28,421              15,763

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.25
    End of period                                                          $12.13              $10.71
  Accumulation units outstanding
  at the end of period                                                     36,675              20,785

JNL/MCM Select Small-Cap Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $18.57              $15.98
    End of period                                                          $20.25              $18.57
  Accumulation units outstanding
  at the end of period                                                        -                  53

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $12.41
    End of period                                                          $15.50              $13.42
  Accumulation units outstanding
  at the end of period                                                     28,741              16,370

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.71              $5.46
    End of period                                                           $6.14              $5.71
  Accumulation units outstanding
  at the end of period                                                      2,876                -

JNL/MCM Value Line 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.15
    End of period                                                          $15.05              $15.54
  Accumulation units outstanding
  at the end of period                                                      9,509              1,586








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.96              $10.78
    End of period                                                          $13.19              $11.96
  Accumulation units outstanding
  at the end of period                                                     16,160              2,805

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.57              $10.84
    End of period                                                          $14.46              $12.57
  Accumulation units outstanding
  at the end of period                                                      4,994              1,191

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.73              $8.52
    End of period                                                           $9.01              $8.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.82              $13.70
    End of period                                                          $14.07              $13.82
  Accumulation units outstanding
  at the end of period                                                     62,183              45,115

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.66
    End of period                                                            N/A               $16.11
  Accumulation units outstanding
  at the end of period                                                       N/A                 -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(986)

  Accumulation unit value:
    Beginning of period                                                    $21.82               N/A
    End of period                                                          $23.59               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.26              $7.36
    End of period                                                           $8.59              $8.26
  Accumulation units outstanding
  at the end of period                                                      1,424                -

JNL/Putnam Value Equity Division(743)

  Accumulation unit value:
    Beginning of period                                                    $19.97              $19.08
    End of period                                                          $22.21              $19.97
  Accumulation units outstanding
  at the end of period                                                       733                717

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.23
    End of period                                                          $15.12              $13.31
  Accumulation units outstanding
  at the end of period                                                      2,201                -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.27
    End of period                                                          $11.16              $10.52
  Accumulation units outstanding
  at the end of period                                                      9,340                -

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.42              $12.41
    End of period                                                          $15.06              $13.42
  Accumulation units outstanding
  at the end of period                                                      2,706              27,897

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.40
    End of period                                                          $11.77              $10.84
  Accumulation units outstanding
  at the end of period                                                     64,274              40,958

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.17
    End of period                                                          $14.32              $12.97
  Accumulation units outstanding
  at the end of period                                                     56,359              34,230

JNL/S&P Retirement 2015 Division(1199)

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                       702                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division(1199)

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A
    End of period                                                          $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                       921                N/A

JNL/S&P Retirement Income Division(1168)

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A
    End of period                                                          $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                    $23.28              $22.15
    End of period                                                          $26.03              $23.28
  Accumulation units outstanding
  at the end of period                                                      7,064              4,146

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.71              $5.63
    End of period                                                          $25.31              $22.71
  Accumulation units outstanding
  at the end of period                                                       317                 -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $26.25              $5.22
    End of period                                                          $27.01              $26.25
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.07              $11.94
    End of period                                                          $12.41              $12.07
  Accumulation units outstanding
  at the end of period                                                     32,437                83

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.40              $16.19
    End of period                                                          $20.69              $17.40
  Accumulation units outstanding
  at the end of period                                                       360                 -

JNL/T.Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $26.27              $24.68
    End of period                                                          $29.38              $26.27
  Accumulation units outstanding
  at the end of period                                                     21,371              13,099

JNL/T.Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $36.68              $31.40
    End of period                                                          $38.53              $36.68
  Accumulation units outstanding
  at the end of period                                                     14,724              8,942

JNL/T.Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.64              $12.76
    End of period                                                          $16.11              $13.64
  Accumulation units outstanding
  at the end of period                                                     38,394              23,580

JNL/Western Asset High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.83
    End of period                                                          $13.99              $12.87
  Accumulation units outstanding
  at the end of period                                                     16,839              16,675








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $18.36              $18.13
    End of period                                                          $18.90              $18.36
  Accumulation units outstanding
  at the end of period                                                     16,626              14,855

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.32              $15.29
    End of period                                                          $15.56              $15.32
  Accumulation units outstanding
  at the end of period                                                      4,323                -







ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.40%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(994)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $11.19
    End of period                                                          $15.33              $11.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $11.19
    End of period                                                          $13.67              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $15.73
    End of period                                                          $17.88              $17.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.60
    End of period                                                          $17.51              $15.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.03              $17.28
    End of period                                                          $21.14              $18.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                    $10.46              $9.50
    End of period                                                          $11.31              $10.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division

  Accumulation unit value:
    Beginning of period                                                    $19.77              $17.25
    End of period                                                          $21.63              $19.77
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division(994)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.23              $11.95
    End of period                                                          $15.84              $13.23
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.58
    End of period                                                          $14.58              $11.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.11              $15.74
    End of period                                                          $19.13              $17.11
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.97              $13.10
    End of period                                                          $15.92              $13.97
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A
    End of period                                                          $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM 25 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $15.09              $15.15
    End of period                                                          $15.66              $14.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.81
    End of period                                                          $10.86              $10.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Dow 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $13.36
    End of period                                                          $15.99              $12.65
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.01              $7.77
    End of period                                                           $9.14              $8.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $11.29
    End of period                                                          $13.81              $11.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $16.32              $14.57
    End of period                                                          $22.30              $16.32
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.61              $12.88
    End of period                                                          $17.91              $14.61
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.76              $10.55
    End of period                                                          $13.64              $11.76
  Accumulation units outstanding
  at the end of period                                                      5,664              8,508

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.04              $16.68
    End of period                                                          $26.00              $22.04
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.19              $12.89
    End of period                                                          $17.55              $17.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.65              $12.15
    End of period                                                          $14.62              $13.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.40              $10.07
    End of period                                                          $11.68              $10.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.67              $16.01
    End of period                                                          $19.69              $18.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.27
    End of period                                                          $14.94              $13.02
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.44              $5.24
    End of period                                                           $5.80              $5.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.82
    End of period                                                          $12.97              $11.85
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.14              $10.51
    End of period                                                          $13.86              $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.71
    End of period                                                           $8.63              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.98              $13.05
    End of period                                                          $13.16              $13.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.59
    End of period                                                            N/A               $14.87
  Accumulation units outstanding
  at the end of period                                                       N/A                 -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.92              $7.11
    End of period                                                           $8.17              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.55              $11.62
    End of period                                                          $14.17              $12.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.42              $10.25
    End of period                                                          $10.97              $10.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.66              $11.85
    End of period                                                          $14.11              $12.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.38
    End of period                                                          $11.58              $10.74
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.62
    End of period                                                          $13.41              $12.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.50              $20.67
    End of period                                                          $23.86              $21.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.97              $20.43
    End of period                                                          $23.20              $20.97
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.24              $23.23
    End of period                                                          $24.75              $24.24
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.14              $11.11
    End of period                                                          $11.37              $11.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.92
    End of period                                                          $20.04              $16.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.26              $22.98
    End of period                                                          $26.93              $24.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $33.87              $29.49
    End of period                                                          $35.31              $33.87
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.07              $12.39
    End of period                                                          $15.32              $13.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $12.13
    End of period                                                          $13.09              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.95              $16.90
    End of period                                                          $17.32              $16.95
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.14              $14.22
    End of period                                                          $14.26              $14.14
  Accumulation units outstanding
  at the end of period                                                        -                  -






----------------------------------------------------------------------------------------------------------------------

QUESTIONS:  If you have any questions about your Contract, you may contact us at:

JACKSON OF NY SERVICE CENTER:                               1 (800) 599-5651 (8 a.m. - 8 p.m. ET)

             MAIL ADDRESS:                                  P.O. Box 378004, Denver, Colorado 80237-8004
                                                            7601 Technology Way, Denver, Colorado 80237
             DELIVERY ADDRESS:

JACKSON OF NY IMG SERVICE CENTER:                           1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

             MAIL ADDRESS:                                  P.O. Box 33178, Detroit, MI 48232-5178

             DELIVERY ADDRESS:                              c/o Standard Federal Bank, Drawer 5178,
                                                            12425 Merriman Road, Livonia, MI 48150

             HOME OFFICE:                                   2900 Westchester Avenue, Purchase, New York 10577

----------------------------------------------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2007




                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.







                                TABLE OF CONTENTS
                                                                        PAGE

General Information and History                                          2


Services                                                                 5

Purchase of Securities Being Offered                                     5

Underwriters                                                             6

Calculation of Performance                                               6

Additional Tax Information                                               8

Annuity Provisions                                                       20

Net Investment Factor                                                    21

Condensed Financial Information                                          23

GENERAL INFORMATION AND HISTORY


JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY . In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R) (JacksonSM), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc.. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index, and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, of the S&P 500(R) , and of the S&P 400 Index that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


SERVICES

Jackson of NY is the custodian of the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.


The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $186,196 in 2005 and $278,582 in 2006. We paid no commissions in 2004 because the Contracts were not offered for sale. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:


       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS


Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 75 Investment Divisions and at least one Fixed Account option although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code. Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities


         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000.


         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

               *    attains age 70 1/2,

               *    severs employment,

               *    dies, or

               * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 2.5% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund to JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund to JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund to JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund to JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund to JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund to JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund to JNL/PPM America High Yield Bond Fund
                  JNL/Western Asset Strategic Bond Fund to JNL/Goldman Sachs Core Plus Bond Fund
     JNL/Western Asset U.S. Government & Quality Bond Fund to JNL/JPMorgan U.S. Government & Quality Bond Fund


Effective April 30, 2007 the following mergers will take place among the divisions:

JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund will be merged into JNL/T. Rowe Price Established Growth Fund

JNL/Mellon Capital Management DowSM 10 Fund (NY), JNL/Mellon Capital Management S&P(R) 10 Fund (NY), JNL/Mellon Capital Management JNL 5 Fund, and JNL/Mellon Capital Management Global 15 Fund (NY) will be merged into JNL/Mellon Capital Management JNL 5 Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.



At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.80%


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.91
    End of period                                                          $12.32              $11.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1043)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.54              $11.41
    End of period                                                          $14.11              $12.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.55              $16.63
    End of period                                                          $19.13              $18.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.51
    End of period                                                            N/A               $9.94
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.88              $16.40
    End of period                                                          $18.63              $16.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.07              $18.17
    End of period                                                          $22.49              $19.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.90
    End of period                                                          $11.77              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.08              $19.87
    End of period                                                          $23.20              $21.08
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1119)

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division(1061)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.10              $12.67
    End of period                                                          $16.98              $14.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $9.99
    End of period                                                          $15.37              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.93              $16.41
    End of period                                                          $20.18              $17.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.64              $13.65
    End of period                                                          $16.79              $14.64
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A
    End of period                                                          $12.35               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM 25 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $15.58              $15.39
    End of period                                                          $16.03              $15.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $11.00
    End of period                                                          $11.18              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.43              $4.39
    End of period                                                           $5.92              $4.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.24              $10.55
    End of period                                                          $11.41              $10.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $12.93              $13.57
    End of period                                                          $16.44              $12.93
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)(1030)

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A
    End of period                                                          $11.81               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.33              $8.04
    End of period                                                           $9.57              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.40              $11.67
    End of period                                                          $14.45              $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $16.68              $14.81
    End of period                                                          $22.93              $16.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.46
    End of period                                                          $11.66              $11.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.11
    End of period                                                          $18.45              $14.96
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.85              $10.72
    End of period                                                          $13.83              $11.85
  Accumulation units outstanding
  at the end of period                                                      2,387              2,390

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division (NY)(1028)

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.93              $17.25
    End of period                                                          $27.20              $22.93
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.55              $13.09
    End of period                                                          $18.02              $17.55
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.98              $12.38
    End of period                                                          $15.06              $13.98
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.25
    End of period                                                          $12.04              $10.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.50              $16.25
    End of period                                                          $20.14              $18.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.49
    End of period                                                          $15.39              $13.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.65              $5.41
    End of period                                                           $6.07              $5.65
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $15.51              $12.77
    End of period                                                          $15.00              $15.51
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.69              $10.84
    End of period                                                          $13.15              $11.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.49              $10.75
    End of period                                                          $14.35              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.67              $7.88
    End of period                                                           $8.93              $8.67
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.66              $13.60
    End of period                                                          $13.88              $13.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.44
    End of period                                                            N/A               $15.85
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.75              $19.25
    End of period                                                          $23.19              $20.75
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.31
    End of period                                                           $8.51              $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.89
    End of period                                                          $21.82              $19.66
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.10
    End of period                                                          $14.93              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.27
    End of period                                                          $11.12              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.34
    End of period                                                          $14.87              $13.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.40
    End of period                                                          $11.73              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.10
    End of period                                                          $14.13              $12.83
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.92              $21.90
    End of period                                                          $25.58              $22.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.35              $21.66
    End of period                                                          $24.88              $22.35
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.83              $24.62
    End of period                                                          $26.53              $25.83
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $11.77
    End of period                                                          $12.19              $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.31              $16.14
    End of period                                                          $20.56              $17.31
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.86              $24.36
    End of period                                                          $28.88              $25.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $36.10              $31.26
    End of period                                                          $37.87              $36.10
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.53              $12.74
    End of period                                                          $15.95              $13.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.64
    End of period                                                          $13.80              $12.71
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.07              $17.91
    End of period                                                          $18.58              $18.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $15.07              $15.07
    End of period                                                          $15.29              $15.07
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.90%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.58              $10.88
    End of period                                                          $12.26              $11.58
  Accumulation units outstanding
  at the end of period                                                       392                 -

JNL/AIM Real Estate Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.55              $10.83
    End of period                                                          $15.46              $11.55
  Accumulation units outstanding
  at the end of period                                                      1,587              1,235

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $11.37
    End of period                                                          $14.03              $12.49
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.23              $16.48
    End of period                                                          $18.91              $18.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.44
    End of period                                                            N/A               $9.86
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.73              $16.27
    End of period                                                          $18.44              $16.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.89              $18.02
    End of period                                                          $22.26              $18.89
  Accumulation units outstanding
  at the end of period                                                       198                 -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $9.85
    End of period                                                          $11.70              $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.86              $19.68
    End of period                                                          $22.93              $20.86
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1074)

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A
    End of period                                                          $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     12,447               N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division(835)

  Accumulation unit value:
    Beginning of period                                                      N/A               $10.28
    End of period                                                            N/A               $10.89
  Accumulation units outstanding
  at the end of period                                                       N/A                 -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.95
    End of period                                                          $12.77              $11.25
  Accumulation units outstanding
  at the end of period                                                      7,370                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1104)

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.95              $12.54
    End of period                                                          $16.78              $13.95
  Accumulation units outstanding
  at the end of period                                                       455                 -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $9.92
    End of period                                                          $15.24              $11.77
  Accumulation units outstanding
  at the end of period                                                       695                 -

JNL/Lazard Emerging Markets Division(1079)

  Accumulation unit value:
    Beginning of period                                                     $8.93               N/A
    End of period                                                          $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                       95                 N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.79              $16.30
    End of period                                                          $20.00              $17.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $13.56
    End of period                                                          $16.64              $14.52
  Accumulation units outstanding
  at the end of period                                                      2,280                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A
    End of period                                                          $12.25               N/A
  Accumulation units outstanding
  at the end of period                                                     13,436               N/A

JNL/MCM 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $15.13              $15.18
    End of period                                                          $15.96              $15.13
  Accumulation units outstanding
  at the end of period                                                        -                4,414

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.93
    End of period                                                          $11.13              $10.94
  Accumulation units outstanding
  at the end of period                                                     26,503              6,224

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.40              $4.37
    End of period                                                           $5.88              $4.40
  Accumulation units outstanding
  at the end of period                                                       840                 -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.17              $10.50
    End of period                                                          $11.34              $10.17
  Accumulation units outstanding
  at the end of period                                                       406                 -

JNL/MCM Dow 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $12.87              $13.65
    End of period                                                          $16.35              $12.87
  Accumulation units outstanding
  at the end of period                                                      9,771              5,257






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)(992)

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A
    End of period                                                          $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                      2,626               N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.28              $7.99
    End of period                                                           $9.49              $8.28
  Accumulation units outstanding
  at the end of period                                                       494                 -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.31              $11.61
    End of period                                                          $14.34              $12.31
  Accumulation units outstanding
  at the end of period                                                       596                 -

JNL/MCM Global 15 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $16.61              $14.71
    End of period                                                          $22.80              $16.61
  Accumulation units outstanding
  at the end of period                                                      7,786              4,949

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.41
    End of period                                                          $11.58              $11.10
  Accumulation units outstanding
  at the end of period                                                       735                 -

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.90              $13.07
    End of period                                                          $18.36              $14.90
  Accumulation units outstanding
  at the end of period                                                     19,347              6,036






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.56
    End of period                                                          $13.79              $11.83
  Accumulation units outstanding
  at the end of period                                                     161,572             8,635

JNL/MCM JNL Optimized 5 Division(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.17               N/A
    End of period                                                          $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $10.53              $9.31
    End of period                                                          $10.80              $10.53
  Accumulation units outstanding
  at the end of period                                                       456                 -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.78              $17.15
    End of period                                                          $27.00              $22.78
  Accumulation units outstanding
  at the end of period                                                      1,105                -

JNL/MCM S&P 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $17.49              $12.62
    End of period                                                          $17.94              $17.49
  Accumulation units outstanding
  at the end of period                                                      9,178              4,540

JNL/MCM S&P 24 Division (NY)(1096)

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A
    End of period                                                          $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.93              $12.19
    End of period                                                          $14.99              $13.93
  Accumulation units outstanding
  at the end of period                                                     20,572              4,795

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.18
    End of period                                                          $11.98              $10.61
  Accumulation units outstanding
  at the end of period                                                     30,228              6,272

JNL/MCM Select Small-Cap Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $18.42              $15.88
    End of period                                                          $20.06              $18.42
  Accumulation units outstanding
  at the end of period                                                        -                3,571

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.28              $12.32
    End of period                                                          $15.31              $13.28
  Accumulation units outstanding
  at the end of period                                                     20,460              4,982

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.61              $5.38
    End of period                                                           $6.02              $5.61
  Accumulation units outstanding
  at the end of period                                                      4,141                -

JNL/MCM Value Line 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $15.49              $11.30
    End of period                                                          $14.97              $15.49
  Accumulation units outstanding
  at the end of period                                                      9,300              1,119






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.92              $10.78
    End of period                                                          $13.12              $11.92
  Accumulation units outstanding
  at the end of period                                                       549               1,229

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.42              $10.71
    End of period                                                          $14.26              $12.42
  Accumulation units outstanding
  at the end of period                                                      7,705                -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.63              $7.85
    End of period                                                           $8.88              $8.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.47
    End of period                                                          $13.76              $13.55
  Accumulation units outstanding
  at the end of period                                                      5,167              1,008

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.30
    End of period                                                            N/A               $15.69
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.06
    End of period                                                          $22.92              $20.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.28
    End of period                                                           $8.45              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.90              $18.70
    End of period                                                          $21.57              $19.45
  Accumulation units outstanding
  at the end of period                                                       151                 -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.05              $11.95
    End of period                                                          $14.80              $13.05
  Accumulation units outstanding
  at the end of period                                                      9,999              2,715

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.26
    End of period                                                          $11.10              $10.49
  Accumulation units outstanding
  at the end of period                                                     19,362                -

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.16              $12.20
    End of period                                                          $14.74              $13.16
  Accumulation units outstanding
  at the end of period                                                     13,526              2,694

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.39
    End of period                                                          $11.71              $10.81
  Accumulation units outstanding
  at the end of period                                                      6,873                -

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.73              $11.96
    End of period                                                          $14.01              $12.73
  Accumulation units outstanding
  at the end of period                                                     11,683              3,410

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division(1147)

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A
    End of period                                                          $10.93               N/A
  Accumulation units outstanding
  at the end of period                                                       440                N/A

JNL/S&P Retirement 2025 Division(1081)

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A
    End of period                                                          $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                      2,839               N/A

JNL/S&P Retirement Income Division(1004)

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A
    End of period                                                          $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.68              $21.69
    End of period                                                          $25.28              $22.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.12              $21.45
    End of period                                                          $24.59              $22.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.71              $24.38
    End of period                                                          $26.23              $25.56
  Accumulation units outstanding
  at the end of period                                                       292                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $11.64
    End of period                                                          $12.05              $11.73
  Accumulation units outstanding
  at the end of period                                                     15,489                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.26              $16.10
    End of period                                                          $20.48              $17.26
  Accumulation units outstanding
  at the end of period                                                       206                 -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.58              $24.13
    End of period                                                          $28.54              $25.58
  Accumulation units outstanding
  at the end of period                                                      3,442                -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $35.72              $30.96
    End of period                                                          $37.43              $35.72
  Accumulation units outstanding
  at the end of period                                                      2,132                -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.69
    End of period                                                          $15.84              $13.45
  Accumulation units outstanding
  at the end of period                                                      4,834                -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.62              $12.56
    End of period                                                          $13.67              $12.62
  Accumulation units outstanding
  at the end of period                                                      2,898                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.88              $17.74
    End of period                                                          $18.36              $17.88
  Accumulation units outstanding
  at the end of period                                                      2,222                -

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.91              $14.93
    End of period                                                          $15.11              $14.91
  Accumulation units outstanding
  at the end of period                                                      5,468                -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.05%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.82
    End of period                                                          $12.16              $11.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.32
    End of period                                                          $15.42              $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.41              $11.32
    End of period                                                          $13.92              $12.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.09              $16.25
    End of period                                                          $18.60              $18.09
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.34
    End of period                                                            N/A               $9.74
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.06
    End of period                                                          $18.16              $16.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.63              $17.79
    End of period                                                          $21.92              $18.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.67              $9.67
    End of period                                                          $11.58              $10.67
  Accumulation units outstanding
  at the end of period                                                        -                1,434

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.53              $19.40
    End of period                                                          $22.53              $20.53
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division(1179)

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A
    End of period                                                          $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.49
    End of period                                                          $12.55              $10.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.75
    End of period                                                          $12.74              $11.24
  Accumulation units outstanding
  at the end of period                                                      3,865              4,160






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.36
    End of period                                                          $16.49              $13.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.63              $9.82
    End of period                                                          $15.04              $11.63
  Accumulation units outstanding
  at the end of period                                                      3,259                -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $17.58              $16.08
    End of period                                                          $19.74              $17.58
  Accumulation units outstanding
  at the end of period                                                       941                941

JNL/Lazard Small Cap Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.35              $13.33
    End of period                                                          $16.42              $14.35
  Accumulation units outstanding
  at the end of period                                                      1,121              1,121






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A
    End of period                                                          $12.12               N/A
  Accumulation units outstanding
  at the end of period                                                     12,137               N/A

JNL/MCM 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $15.05              $15.12
    End of period                                                          $15.87              $15.05
  Accumulation units outstanding
  at the end of period                                                        -                5,736

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.88
    End of period                                                          $11.05              $10.88
  Accumulation units outstanding
  at the end of period                                                      5,939              5,552

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.99              $4.33
    End of period                                                           $5.81              $4.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.07              $10.41
    End of period                                                          $11.19              $10.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $13.60
    End of period                                                          $16.24              $12.80
  Accumulation units outstanding
  at the end of period                                                     10,090              6,882






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)(1192)

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A
    End of period                                                          $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.93
    End of period                                                           $9.38              $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.20              $11.51
    End of period                                                          $14.18              $12.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $16.52              $14.66
    End of period                                                          $22.65              $16.52
  Accumulation units outstanding
  at the end of period                                                      8,746              6,987

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.32
    End of period                                                          $11.44              $10.99
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.81              $13.01
    End of period                                                          $18.22              $14.81
  Accumulation units outstanding
  at the end of period                                                      3,503              3,710






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.81              $10.56
    End of period                                                          $13.75              $11.81
  Accumulation units outstanding
  at the end of period                                                     11,256              15,681

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $10.51              $10.54
    End of period                                                          $10.77              $10.51
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(743)

  Accumulation unit value:
    Beginning of period                                                    $22.56              $16.14
    End of period                                                          $26.69              $22.56
  Accumulation units outstanding
  at the end of period                                                       758                758

JNL/MCM S&P 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $17.40              $12.58
    End of period                                                          $17.82              $17.40
  Accumulation units outstanding
  at the end of period                                                      8,707              7,159

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.84              $12.14
    End of period                                                          $14.88              $13.84
  Accumulation units outstanding
  at the end of period                                                      3,997              7,355

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.13
    End of period                                                          $11.89              $10.55
  Accumulation units outstanding
  at the end of period                                                      5,097              5,102

JNL/MCM Select Small-Cap Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $18.32              $15.82
    End of period                                                          $19.95              $18.32
  Accumulation units outstanding
  at the end of period                                                        -                4,876

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.26
    End of period                                                          $15.20              $13.21
  Accumulation units outstanding
  at the end of period                                                      5,208              5,316

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.56              $5.34
    End of period                                                           $5.96              $5.56
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.28
    End of period                                                          $14.92              $15.46
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.90              $10.83
    End of period                                                          $13.08              $11.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $10.68
    End of period                                                          $14.14              $12.34
  Accumulation units outstanding
  at the end of period                                                      1,437              3,961

JNL/Oppenheimer Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                     $8.57              $7.80
    End of period                                                           $8.81              $8.57
  Accumulation units outstanding
  at the end of period                                                        -                3,579

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.39              $13.33
    End of period                                                          $13.58              $13.39
  Accumulation units outstanding
  at the end of period                                                      4,363              4,316

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $15.08
    End of period                                                            N/A               $15.44
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.21              $18.79
    End of period                                                          $22.52              $20.21
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.23
    End of period                                                           $8.37              $8.07
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.14              $18.43
    End of period                                                          $21.20              $19.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.90              $11.90
    End of period                                                          $14.60              $12.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Conservative Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.22
    End of period                                                          $11.06              $10.47
  Accumulation units outstanding
  at the end of period                                                      6,810              12,492

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.13
    End of period                                                          $14.55              $13.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.30
    End of period                                                          $11.67              $10.79
  Accumulation units outstanding
  at the end of period                                                      3,507              3,510

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.58              $11.84
    End of period                                                          $13.83              $12.58
  Accumulation units outstanding
  at the end of period                                                     10,219              11,463

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(743)

  Accumulation unit value:
    Beginning of period                                                    $22.32              $21.31
    End of period                                                          $24.85              $22.32
  Accumulation units outstanding
  at the end of period                                                       740                740

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $23.34              $21.14
    End of period                                                          $24.16              $21.77
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.96              $24.03
    End of period                                                          $25.78              $25.15
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.56              $11.49
    End of period                                                          $11.84              $11.56
  Accumulation units outstanding
  at the end of period                                                      6,541                -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.17              $16.04
    End of period                                                          $20.34              $17.17
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $25.18              $23.78
    End of period                                                          $28.05              $25.18
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $35.15              $30.21
    End of period                                                          $36.78              $35.15
  Accumulation units outstanding
  at the end of period                                                       495                495

JNL/T.Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.34              $12.53
    End of period                                                          $15.68              $13.34
  Accumulation units outstanding
  at the end of period                                                      4,815              5,183

JNL/Western Asset High Yield Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.48
    End of period                                                          $13.50              $12.47
  Accumulation units outstanding
  at the end of period                                                       999               1,021






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(743)

  Accumulation unit value:
    Beginning of period                                                    $17.59              $17.44
    End of period                                                          $18.04              $17.59
  Accumulation units outstanding
  at the end of period                                                      3,891              4,159

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.71
    End of period                                                          $14.85              $14.68
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.15%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.46              $10.79
    End of period                                                          $12.10              $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division(1169)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.36              $11.28
    End of period                                                          $13.85              $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.90              $16.10
    End of period                                                          $18.39              $17.90
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.28
    End of period                                                            N/A               $9.67
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.34              $15.93
    End of period                                                          $17.97              $16.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.46              $17.65
    End of period                                                          $21.69              $18.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.74
    End of period                                                          $11.51              $10.61
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.31              $19.21
    End of period                                                          $22.27              $20.31
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.59              $12.24
    End of period                                                          $16.30              $13.59
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.54              $9.75
    End of period                                                          $14.91              $11.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.45              $16.02
    End of period                                                          $19.56              $17.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.24              $13.33
    End of period                                                          $16.28              $14.24
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A
    End of period                                                          $12.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM 25 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $15.24              $15.25
    End of period                                                          $15.81              $15.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Bond Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.89
    End of period                                                          $10.99              $10.84
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.33              $4.31
    End of period                                                           $5.77              $4.33
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.01              $10.35
    End of period                                                          $11.11              $10.01
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $13.44
    End of period                                                          $16.17              $12.76
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.88
    End of period                                                           $9.31              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.12              $11.45
    End of period                                                          $14.08              $12.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $16.47              $14.66
    End of period                                                          $22.55              $16.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.26
    End of period                                                          $11.36              $10.92
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.75              $12.98
    End of period                                                          $18.13              $14.75
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.79              $10.79
    End of period                                                          $13.72              $11.79
  Accumulation units outstanding
  at the end of period                                                      7,565              7,774

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.42              $16.92
    End of period                                                          $26.50              $22.42
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.34              $12.98
    End of period                                                          $17.74              $17.34
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.79              $12.25
    End of period                                                          $14.80              $13.79
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 500 Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.15
    End of period                                                          $11.83              $10.50
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Select Small-Cap Division (NY)(748)

  Accumulation unit value:
    Beginning of period                                                    $17.48              $16.11
    End of period                                                          $19.87              $18.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Small Cap Index Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.36
    End of period                                                          $15.12              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.52              $5.31
    End of period                                                           $5.91              $5.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $15.44              $14.11
    End of period                                                          $14.89              $15.44
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.88              $10.83
    End of period                                                          $13.05              $11.88
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.28              $10.61
    End of period                                                          $14.06              $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.76              $7.78
    End of period                                                           $8.75              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.28
    End of period                                                          $13.46              $13.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.94
    End of period                                                            N/A               $15.27
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $20.00              $18.60
    End of period                                                          $22.26              $20.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.87              $7.19
    End of period                                                           $8.31              $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.94              $18.26
    End of period                                                          $20.95              $18.94
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.80              $11.82
    End of period                                                          $14.48              $12.80
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.26
    End of period                                                          $11.04              $10.45
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.05
    End of period                                                          $14.42              $12.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.39
    End of period                                                          $11.64              $10.78
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.48              $11.82
    End of period                                                          $13.71              $12.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.08              $21.17
    End of period                                                          $24.56              $22.08
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.54              $20.93
    End of period                                                          $23.88              $21.54
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.89              $23.80
    End of period                                                          $25.48              $24.89
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.38
    End of period                                                          $11.71              $11.44
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.12              $16.01
    End of period                                                          $20.26              $17.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $24.91              $23.52
    End of period                                                          $27.72              $24.91
  Accumulation units outstanding
  at the end of period                                                      3,963              4,078

JNL/T.Rowe Price Mid-Cap Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $34.78              $29.92
    End of period                                                          $36.35              $34.78
  Accumulation units outstanding
  at the end of period                                                      2,965              3,051

JNL/T.Rowe Price Value Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.47
    End of period                                                          $15.58              $13.26
  Accumulation units outstanding
  at the end of period                                                      7,315              7,526

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.37              $12.34
    End of period                                                          $13.38              $12.37
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.41              $17.31
    End of period                                                          $17.84              $17.41
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.52              $14.57
    End of period                                                          $14.68              $14.52
  Accumulation units outstanding
  at the end of period                                                        -                  -





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 2.30%

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/AIM Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.74
    End of period                                                          $12.01              $11.39
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.06
    End of period                                                          $15.36              $11.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/AIM Small Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.29              $11.23
    End of period                                                          $13.76              $12.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alger Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.63              $15.93
    End of period                                                          $18.14              $17.63
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Alliance Capital Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.19
    End of period                                                            N/A               $9.56
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Credit Suisse Global Natural Resources Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Credit Suisse Long/Short Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Eagle Core Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.73
    End of period                                                          $17.70              $16.12
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Eagle SmallCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.20              $17.43
    End of period                                                          $21.36              $18.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.67
    End of period                                                          $11.39              $10.52
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/FMR MidCap Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.99              $18.93
    End of period                                                          $21.89              $19.99
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Franklin Templeton Founding Strategy Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Mutual Shares Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Franklin Templeton Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.79
    End of period                                                          $12.50              $10.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Goldman Sachs Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                    $11.22              $11.12
    End of period                                                          $12.69              $11.22
  Accumulation units outstanding
  at the end of period                                                       883                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Goldman Sachs Short Duration Bond Division(1185)

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A
    End of period                                                          $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/JPMorgan International Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.37              $12.07
    End of period                                                          $16.02              $13.37
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/JPMorgan International Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.65
    End of period                                                          $14.71              $11.40
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Emerging Markets Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Lazard Mid Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.24              $15.85
    End of period                                                          $19.30              $17.24
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Lazard Small Cap Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.07              $13.19
    End of period                                                          $16.07              $14.07
  Accumulation units outstanding
  at the end of period                                                       911                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Mellon Capital Management (MCM) 25 Division(1059)

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A
    End of period                                                          $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                      1,273               N/A

JNL/MCM 25 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $14.92              $15.03
    End of period                                                          $15.71              $14.92
  Accumulation units outstanding
  at the end of period                                                        -                 987

JNL/MCM Bond Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.80
    End of period                                                          $10.91              $10.77
  Accumulation units outstanding
  at the end of period                                                      7,364              2,846

JNL/MCM Communications Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $4.29              $4.27
    End of period                                                           $5.70              $4.29
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Consumer Brands Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $9.91              $10.27
    End of period                                                          $10.98              $9.91
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Dow 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $12.69              $13.52
    End of period                                                          $16.06              $12.69
  Accumulation units outstanding
  at the end of period                                                      1,396              1,462






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM Dow Dividend Division (NY)(1201)

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A
    End of period                                                          $11.75               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A

JNL/MCM Enhanced S&P 500 Stock Index Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.06              $7.81
    End of period                                                           $9.21              $8.06
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Financial Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.00              $11.35
    End of period                                                          $13.92              $12.00
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Global 15 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $16.38              $14.57
    End of period                                                          $22.40              $16.38
  Accumulation units outstanding
  at the end of period                                                      1,401              1,568

JNL/MCM Healthcare Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.18
    End of period                                                          $11.23              $10.82
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM International Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $14.66              $12.91
    End of period                                                          $18.00              $14.66
  Accumulation units outstanding
  at the end of period                                                      4,292              1,089






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM JNL 5 Division(743)

  Accumulation unit value:
    Beginning of period                                                    $11.77              $10.81
    End of period                                                          $13.67              $11.77
  Accumulation units outstanding
  at the end of period                                                      6,452              6,452

JNL/MCM JNL Optimized 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/MCM Nasdaq 15 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $10.48              $10.55
    End of period                                                          $10.71              $10.48
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Oil & Gas Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.20              $16.77
    End of period                                                          $26.20              $22.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM S&P 10 Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $17.25              $12.50
    End of period                                                          $17.62              $17.25
  Accumulation units outstanding
  at the end of period                                                      1,801              1,894

JNL/MCM S&P 24 Division (NY)

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM S&P 400 MidCap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.73              $12.06
    End of period                                                          $14.72              $13.73
  Accumulation units outstanding
  at the end of period                                                      4,596              1,168

JNL/MCM S&P 500 Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $10.44              $10.06
    End of period                                                          $11.74              $10.44
  Accumulation units outstanding
  at the end of period                                                      6,116              1,514

JNL/MCM Select Small-Cap Division (NY)(743)

  Accumulation unit value:
    Beginning of period                                                    $18.16              $15.72
    End of period                                                          $19.76              $18.16
  Accumulation units outstanding
  at the end of period                                                        -                 929

JNL/MCM Small Cap Index Division(743)

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.19
    End of period                                                          $15.03              $13.09
  Accumulation units outstanding
  at the end of period                                                      4,715              1,221

JNL/MCM Technology Sector Division(748)

  Accumulation unit value:
    Beginning of period                                                     $5.47              $5.26
    End of period                                                           $5.84              $5.47
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/MCM Value Line 25 Division (NY)

  Accumulation unit value:
    Beginning of period                                                    $15.42              $11.89
    End of period                                                          $14.84              $15.42
  Accumulation units outstanding
  at the end of period                                                      1,526                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/MCM VIP Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.86              $10.82
    End of period                                                          $13.00              $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Oppenheimer Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.19              $10.55
    End of period                                                          $13.94              $12.19
  Accumulation units outstanding
  at the end of period                                                      1,880                -

JNL/Oppenheimer Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.74
    End of period                                                           $8.68              $8.46
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/PIMCO Total Return Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.13              $13.14
    End of period                                                          $13.28              $13.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/PPM America High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                      N/A               $14.73
    End of period                                                            N/A               $15.03
  Accumulation units outstanding
  at the end of period                                                       N/A                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Putnam Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $19.68              $18.34
    End of period                                                          $21.88              $19.68
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Midcap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                     $7.96              $7.14
    End of period                                                           $8.23              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Putnam Value Equity Division(748)

  Accumulation unit value:
    Beginning of period                                                    $18.64              $17.99
    End of period                                                          $20.59              $18.64
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Disciplined Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Managed Aggressive Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.65              $11.64
    End of period                                                          $14.29              $12.65
  Accumulation units outstanding
  at the end of period                                                      5,281              5,510

JNL/S&P Managed Conservative Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.43              $10.25
    End of period                                                          $11.00              $10.43
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.76              $11.88
    End of period                                                          $14.23              $12.76
  Accumulation units outstanding
  at the end of period                                                      3,975              3,999

JNL/S&P Managed Moderate Division(748)

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.38
    End of period                                                          $11.60              $10.76
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/S&P Managed Moderate Growth Division(743)

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.64
    End of period                                                          $13.53              $12.34
  Accumulation units outstanding
  at the end of period                                                      2,022              2,022

JNL/S&P Retirement 2015 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/S&P Retirement 2020 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement 2025 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/S&P Retirement Income Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A
    End of period                                                            N/A                N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A

JNL/Select Balanced Division(748)

  Accumulation unit value:
    Beginning of period                                                    $21.73              $20.87
    End of period                                                          $24.14              $21.73
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Global Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $22.27              $20.63
    End of period                                                          $23.47              $21.20
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Large Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.49              $23.45
    End of period                                                          $25.04              $24.49
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Select Money Market Division(748)

  Accumulation unit value:
    Beginning of period                                                    $11.26              $11.21
    End of period                                                          $11.50              $11.26
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Select Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.03              $15.95
    End of period                                                          $20.13              $17.03
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/T.Rowe Price Established Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $24.52              $23.21
    End of period                                                          $27.24              $24.52
  Accumulation units outstanding
  at the end of period                                                       952                 -

JNL/T.Rowe Price Mid-Cap Growth Division(748)

  Accumulation unit value:
    Beginning of period                                                    $34.23              $29.78
    End of period                                                          $35.73              $34.23
  Accumulation units outstanding
  at the end of period                                                       677                 -

JNL/T.Rowe Price Value Division(748)

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.45
    End of period                                                          $15.42              $13.15
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset High Yield Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $12.23              $12.22
    End of period                                                          $13.21              $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,
                                                                            2006                2005
                                                                            ----                ----

JNL/Western Asset Strategic Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $17.13              $17.06
    End of period                                                          $17.53              $17.13
  Accumulation units outstanding
  at the end of period                                                        -                  -

JNL/Western Asset U.S. Government & Quality Bond Division(748)

  Accumulation unit value:
    Beginning of period                                                    $14.29              $14.36
    End of period                                                          $14.42              $14.29
  Accumulation units outstanding
  at the end of period                                                        -                  -




      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006

                            JNLNY Separate Account I


                                [GRAPHIC OMITTED]




                              Financial Statements

                                December 31, 2006

JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                       JNL/AIM            JNL/AIM             JNL/AIM            JNL/Alger
                                                       Large Cap        Real Estate           Small Cap            Growth
                                                    Growth Portfolio     Portfolio         Growth Portfolio      Portfolio
                                                    ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                              $ 6,041,765        $ 7,640,135         $ 3,987,004         $ 6,257,332
Receivables:
   Dividend receivable                                           -                  -                   -                   -
   Investment securities sold                                  597              2,308                 281               5,020
   Sub-account units sold                                    6,642             35,336                   -                   -
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                             6,049,004          7,677,779           3,987,285           6,262,352
                                                    ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                           6,642             35,336                   -                   -
   Sub-account units redeemed                                  292              1,950                  85               4,748
   Insurance fees due to Jackson National
      of New York                                              305                358                 196                 272
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                            7,239             37,644                 281               5,020
                                                    ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                                    $ 6,041,765        $ 7,640,135         $ 3,987,004         $ 6,257,332
-----------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                     447,870            483,553             279,398             342,868
       INVESTMENTS AT COST                             $ 5,256,115        $ 6,637,531         $ 3,614,332         $ 5,791,762



                                                      JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                                      Core Equity         SmallCap            Balanced            Mid-Cap
                                                      Portfolio        Equity Portfolio      Portfolio         Equity Portfolio
                                                    ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                              $ 4,579,914        $ 5,301,358        $ 10,268,216         $ 5,617,423
Receivables:
   Dividend receivable                                           -                  -                   -                   -
   Investment securities sold                                5,275                487               3,032                 898
   Sub-account units sold                                        -                 17                   -               1,993
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                             4,585,189          5,301,862          10,271,248           5,620,314
                                                    ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                               -                 17                   -               1,993
   Sub-account units redeemed                                5,051                247               2,523                 662
   Insurance fees due to Jackson National
      of New York                                              224                240                 509                 236
                                                    ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                            5,275                504               3,032               2,891
                                                    ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                                    $ 4,579,914        $ 5,301,358        $ 10,268,216         $ 5,617,423
-----------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                     265,965            238,800             861,428             302,174
       INVESTMENTS AT COST                             $ 3,793,002        $ 4,566,593         $ 8,770,491         $ 6,448,931


                                                     JNL/Franklin       JNL/Franklin
                                                      Templeton          Templeton
                                                        Income           Small Cap
                                                      Portfolio        Value Portfolio
                                                    ---------------    ---------------
ASSETS
Investments, at value (A)                              $ 5,251,010        $ 1,909,317
Receivables:
   Dividend receivable                                           -                  -
   Investment securities sold                                  478                113
   Sub-account units sold                                  102,982                  -
                                                    ---------------    ---------------
TOTAL ASSETS                                             5,354,470          1,909,430
                                                    ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                         102,982                  -
   Sub-account units redeemed                                  217                 21
   Insurance fees due to Jackson National
      of New York                                              261                 92
                                                    ---------------    ---------------
TOTAL LIABILITIES                                          103,460                113
                                                    ---------------    ---------------
NET ASSETS (NOTE 6)                                    $ 5,251,010        $ 1,909,317
-----------------------------------------------     ===============    ===============


(A)  INVESTMENT SHARES                                     490,749            148,469
       INVESTMENTS AT COST                             $ 5,121,230        $ 1,758,072

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                      JNL/Goldman
                                                 JNL/Goldman          Sachs Short         JNL/JPMorgan         JNL/JPMorgan
                                                Sachs Mid Cap        Duration Bond        International        International
                                               Value Portfolio         Portfolio         Equity Portfolio     Value Portfolio
                                               ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                          $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
Receivables:
   Dividend receivable                                       -                    -                    -                    -
   Investment securities sold                               99                  133                  675                5,695
   Sub-account units sold                                1,328                    -                8,472               30,513
                                               ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                         1,796,969            1,442,950            8,165,872           17,031,574
                                               ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                       1,328                    -                8,472               30,513
   Sub-account units redeemed                                8                   61                  294                4,870
   Insurance fees due to Jackson National
      of New York                                           91                   72                  381                  825
                                               ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                        1,427                  133                9,147               36,208
                                               ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                                $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
------------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                 138,545              139,943              560,985            1,212,223
       INVESTMENTS AT COST                         $ 1,643,714          $ 1,418,563          $ 6,869,897         $ 14,111,553


                                                 JNL/Lazard              JNL/                 JNL/                JNL/MCM
                                                  Emerging          Lazard Mid Cap       Lazard Small Cap           25
                                               Markets Portfolio    Value Portfolio      Value Portfolio         Portfolio
                                               ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                          $ 1,500,895         $ 10,578,188          $ 7,425,534         $ 25,126,485
Receivables:
   Dividend receivable                                       -                    -                    -                    -
   Investment securities sold                              240                3,718                1,283               20,143
   Sub-account units sold                                    -                  121                    -                6,850
                                               ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                         1,501,135           10,582,027            7,426,817           25,153,478
                                               ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                           -                  121                    -                6,850
   Sub-account units redeemed                              170                3,170                  903               18,858
   Insurance fees due to Jackson National
      of New York                                           70                  548                  380                1,285
                                               ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                          240                3,839                1,283               26,993
                                               ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                                $ 1,500,895         $ 10,578,188          $ 7,425,534         $ 25,126,485
------------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                 136,569              751,292              605,178            1,778,237
       INVESTMENTS AT COST                         $ 1,269,416         $ 10,606,907          $ 7,886,314         $ 23,790,387



                                                   JNL/MCM             JNL/MCM
                                                     25              Bond Index
                                                Portfolio NY          Portfolio
                                               ----------------    ----------------
ASSETS
Investments, at value (A)                                  $ -        $ 15,092,128
Receivables:
   Dividend receivable                                       -                   -
   Investment securities sold                                -               4,352
   Sub-account units sold                                    -               1,162
                                               ----------------    ----------------
TOTAL ASSETS                                                 -          15,097,642
                                               ----------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased                           -               1,162
   Sub-account units redeemed                                -               3,584
   Insurance fees due to Jackson National                    -
      of New York                                            -                 768
                                               ----------------    ----------------
TOTAL LIABILITIES                                            -               5,514
                                               ----------------    ----------------
NET ASSETS (NOTE 6)                                        $ -        $ 15,092,128
------------------------------------------     ================    ================


(A)  INVESTMENT SHARES                                       -           1,382,063
       INVESTMENTS AT COST                                 $ -        $ 14,995,141

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                               Communications     Consumer Brands         Dow SM           Dow Dividend
                                               Sector Portfolio   Sector Portfolio     10 Portfolio         Portfolio
                                               ---------------    ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                         $ 2,349,657          $ 737,434        $ 25,878,843        $ 15,795,807
Receivables:
   Dividend receivable                                      -                  -                   -                   -
   Investment securities sold                             239                170              15,917               1,296
   Sub-account units sold                                   -              5,605               1,845              46,316
                                               ---------------    ---------------     ---------------     ---------------
TOTAL ASSETS                                        2,349,896            743,209          25,896,605          15,843,419
                                               ---------------    ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                          -              5,605               1,845              46,316
   Sub-account units redeemed                             124                137              14,613                 515
   Insurance fees due to Jackson National
      of New York                                         115                 33               1,304                 781
                                               ---------------    ---------------     ---------------     ---------------
TOTAL LIABILITIES                                         239              5,775              17,762              47,612
                                               ---------------    ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                               $ 2,349,657          $ 737,434        $ 25,878,843        $ 15,795,807
------------------------------------------     ===============    ===============     ===============     ===============


(A)  INVESTMENT SHARES                                      399,602       58,807           1,454,685           1,315,221
       INVESTMENTS AT COST                        $ 2,070,521          $ 679,577        $ 20,786,299        $ 14,149,675


                                                  JNL/MCM
                                                  Enhanced            JNL/MCM             JNL/MCM             JNL/MCM
                                               S&P 500 Stock         Financial             Global            Healthcare
                                               Index Portfolio     Sector Portfolio     15 Portfolio       Sector Portfolio
                                               ---------------     ---------------     ---------------     ---------------
ASSETS
Investments, at value (A)                         $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
Receivables:
   Dividend receivable                                      -                   -                   -                   -
   Investment securities sold                             512                 995              29,156               5,062
   Sub-account units sold                                   -              31,405              13,236               5,605
                                               ---------------     ---------------     ---------------     ---------------
TOTAL ASSETS                                        3,858,975           2,006,873          38,398,426           5,009,318
                                               ---------------     ---------------     ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                          -              31,405              13,236               5,605
   Sub-account units redeemed                             314                 891              27,188               4,797
   Insurance fees due to Jackson National
      of New York                                         198                 104               1,968                 265
                                               ---------------     ---------------     ---------------     ---------------
TOTAL LIABILITIES                                         512              32,400              42,392              10,667
                                               ---------------     ---------------     ---------------     ---------------
NET ASSETS (NOTE 6)                               $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
------------------------------------------     ===============     ===============     ===============     ===============


(A)  INVESTMENT SHARES                                439,460             123,250           1,545,991             387,492
       INVESTMENTS AT COST                        $ 3,678,173         $ 1,734,229        $ 27,773,369         $ 4,741,353


                                                  JNL/MCM             JNL/MCM
                                               International          JNL (5)
                                               Index PORTFOLIO       Portfolio
                                               ---------------     ---------------
ASSETS
Investments, at value (A)                        $ 30,700,158       $ 203,454,376
Receivables:
   Dividend receivable                                      -                   -
   Investment securities sold                          17,284              36,687
   Sub-account units sold                               5,768             165,463
                                               ---------------     ---------------
TOTAL ASSETS                                       30,723,210         203,656,526
                                               ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                      5,768             165,463
   Sub-account units redeemed                          15,737              26,990
   Insurance fees due to Jackson National
      of New York                                       1,547               9,697
                                               ---------------     ---------------
TOTAL LIABILITIES                                      23,052             202,150
                                               ---------------     ---------------
NET ASSETS (NOTE 6)                              $ 30,700,158       $ 203,454,376
------------------------------------------     ===============     ===============


(A)  INVESTMENT SHARES                              1,856,116          14,217,636
       INVESTMENTS AT COST                       $ 26,213,740       $ 179,535,091

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                 JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM
                                              JNL Optimized          Nasdaq(R)             Oil & Gas          S&P(R)
                                               5 Portfolio        15 Portfolio        Sector Portfolio     10 Portfolio
                                             ----------------    ----------------     ----------------    ----------------
ASSETS
Investments, at value (A)                        $ 4,683,959         $ 2,783,543         $ 15,508,584        $ 27,718,820
Receivables:
   Dividend receivable                                     -                   -                    -                   -
   Investment securities sold                            285                 804                7,248              12,742
   Sub-account units sold                                  -                   -               45,744               3,157
                                             ----------------    ----------------     ----------------    ----------------
TOTAL ASSETS                                       4,684,244           2,784,347           15,561,576          27,734,719
                                             ----------------    ----------------     ----------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -               45,744               3,157
   Sub-account units redeemed                             59                 665                6,422              11,345
   Insurance fees due to Jackson National
      of New York                                        226                 139                  826               1,397
                                             ----------------    ----------------     ----------------    ----------------
TOTAL LIABILITIES                                        285                 804               52,992              15,899
                                             ----------------    ----------------     ----------------    ----------------
NET ASSETS (NOTE 6)                              $ 4,683,959         $ 2,783,543         $ 15,508,584        $ 27,718,820
----------------------------------------     ================    ================     ================    ================


(A)  INVESTMENT SHARES                               434,102             246,987              534,963           1,420,022
       INVESTMENTS AT COST                       $ 4,310,775         $ 2,555,863         $ 14,568,212        $ 22,128,255


                                                JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                                S&P 24            S&P 400 MidCap          S&P 500          Select Small-Cap
                                               Portfolio         Index Portfolio      Index Portfolio        Portfolio
                                             ---------------     ----------------     ---------------     ----------------
ASSETS
Investments, at value (A)                       $ 1,404,288         $ 26,354,128        $ 38,038,055         $ 21,688,106
Receivables:
   Dividend receivable                                    -                    -                   -                    -
   Investment securities sold                            61               13,874              19,867               16,404
   Sub-account units sold                                 -               25,945              24,376                6,256
                                             ---------------     ----------------     ---------------     ----------------
TOTAL ASSETS                                      1,404,349           26,393,947          38,082,298           21,710,766
                                             ---------------     ----------------     ---------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -               25,945              24,376                6,256
   Sub-account units redeemed                             8               12,546              17,926               15,298
   Insurance fees due to Jackson National
      of New York                                        53                1,328               1,941                1,106
                                             ---------------     ----------------     ---------------     ----------------
TOTAL LIABILITIES                                        61               39,819              44,243               22,660
                                             ---------------     ----------------     ---------------     ----------------
NET ASSETS (NOTE 6)                             $ 1,404,288         $ 26,354,128        $ 38,038,055         $ 21,688,106
----------------------------------------     ===============     ================     ===============     ================


(A)  INVESTMENT SHARES                              136,206            1,761,640                  3,154,068       911,648
       INVESTMENTS AT COST                      $ 1,358,368         $ 23,640,339        $ 33,384,527         $ 21,448,505


                                                JNL/MCM              JNL/MCM
                                             Select Small-Cap       Small Cap
                                              Portfolio NY       Index Portfolio
                                             ---------------     ----------------
ASSETS
Investments, at value (A)                               $ -         $ 24,401,204
Receivables:
   Dividend receivable                                    -                    -
   Investment securities sold                             -               14,026
   Sub-account units sold                                 -                    -
                                             ---------------     ----------------
TOTAL ASSETS                                              -           24,415,230
                                             ---------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                        -                    -
   Sub-account units redeemed                             -               12,790
   Insurance fees due to Jackson National
      of New York                                         -                1,236
                                             ---------------     ----------------
TOTAL LIABILITIES                                         -               14,026
                                             ---------------     ----------------
NET ASSETS (NOTE 6)                                     $ -         $ 24,401,204
----------------------------------------     ===============     ================


(A)  INVESTMENT SHARES                                    -            1,649,845
       INVESTMENTS AT COST                              $ -         $ 21,783,423

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                  JNL/MCM              JNL/MCM              JNL/MCM          JNL/Oppenheimer
                                                Technology           Value Line(R)              VIP             Global Growth
                                              Sector Portfolio      25 Portfolio           Portfolio            Portfolio
                                              ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 2,834,058         $ 55,820,863         $ 14,189,999         $ 13,164,248
Receivables:
   Dividend receivable                                      -                    -                    -                    -
   Investment securities sold                           1,028                8,854                3,360                4,453
   Sub-account units sold                               6,282               44,511                    -               41,268
                                              ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                        2,841,368           55,874,228           14,193,359           13,209,969
                                              ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                      6,282               44,511                    -               41,268
   Sub-account units redeemed                             884                6,039                2,677                3,791
   Insurance fees due to Jackson National
      of New York                                         144                2,815                  683                  662
                                              ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                       7,310               53,365                3,360               45,721
                                              ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 2,834,058         $ 55,820,863         $ 14,189,999         $ 13,164,248
-----------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                414,336            3,573,679            1,045,689              863,229
       INVESTMENTS AT COST                        $ 2,588,601         $ 50,355,903         $ 12,532,595         $ 10,784,902


                                              JNL/Oppenheimer         JNL/PIMCO           JNL/Putnam           JNL/Putnam
                                                     Growth           Total Return             Equity           Midcap Growth
                                                 Portfolio         Bond Portfolio          Portfolio            Portfolio
                                              ----------------     ----------------     ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 2,167,198         $ 29,127,995          $ 2,794,392          $ 2,381,083
Receivables:
   Dividend receivable                                      -                    -                    -                    -
   Investment securities sold                             268                7,722                  142                2,758
   Sub-account units sold                                  43               12,942                    -                    -
                                              ----------------     ----------------     ----------------     ----------------
TOTAL ASSETS                                        2,167,509           29,148,659            2,794,534            2,383,841
                                              ----------------     ----------------     ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                         43               12,942                    -                    -
   Sub-account units redeemed                             161                6,277                   24                2,648
   Insurance fees due to Jackson National
      of New York                                         107                1,445                  118                  110
                                              ----------------     ----------------     ----------------     ----------------
TOTAL LIABILITIES                                         311               20,664                  142                2,758
                                              ----------------     ----------------     ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 2,167,198         $ 29,127,995          $ 2,794,392          $ 2,381,083
-----------------------------------------     ================     ================     ================     ================


(A)  INVESTMENT SHARES                                219,574            2,498,113              122,938              248,288
       INVESTMENTS AT COST                        $ 1,922,681         $ 29,784,218          $ 2,580,617          $ 1,996,143


                                                                       JNL/S&P
                                                JNL/Putnam             Managed
                                                 Value Equity          Aggressive
                                                 Portfolio         Growth Portfolio
                                              ----------------     ----------------
ASSETS
Investments, at value (A)                         $ 6,127,466         $ 66,026,820
Receivables:
   Dividend receivable                                      -                    -
   Investment securities sold                             579               26,660
   Sub-account units sold                               2,657               28,721
                                              ----------------     ----------------
TOTAL ASSETS                                        6,130,702           66,082,201
                                              ----------------     ----------------

LIABILITIES
Payables:
   Investment securities purchased                      2,657               28,721
   Sub-account units redeemed                             313               23,177
   Insurance fees due to Jackson National
      of New York                                         266                3,483
                                              ----------------     ----------------
TOTAL LIABILITIES                                       3,236               55,381
                                              ----------------     ----------------
NET ASSETS (NOTE 6)                               $ 6,127,466         $ 66,026,820
-----------------------------------------     ================     ================


(A)  INVESTMENT SHARES                                299,778            4,746,716
       INVESTMENTS AT COST                        $ 4,933,821         $ 55,269,645


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                 JNL/S&P                                JNL/S&P             JNL/S&P
                                                 Managed             JNL/S&P            Managed             Managed
                                               Conservative          Managed            Moderate            Moderate
                                                Portfolio         Growth Portfolio     Portfolio         Growth Portfolio
                                              ---------------     ---------------    ---------------     ---------------
ASSETS
Investments, at value (A)                        $ 9,825,215        $ 93,894,987       $ 27,778,838        $ 92,694,658
Receivables:
   Dividend receivable                                     -                   -                  -                   -
   Investment securities sold                         26,360              14,262              5,893              15,083
   Sub-account units sold                                 63              28,668            118,473              79,248
                                              ---------------     ---------------    ---------------     ---------------
TOTAL ASSETS                                       9,851,638          93,937,917         27,903,204          92,788,989
                                              ---------------     ---------------    ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                        63              28,668            118,473              79,248
   Sub-account units redeemed                         25,868               9,692              4,462              10,457
   Insurance fees due to Jackson National
      of New York                                        492               4,570              1,431               4,626
                                              ---------------     ---------------    ---------------     ---------------
TOTAL LIABILITIES                                     26,423              42,930            124,366              94,331
                                              ---------------     ---------------    ---------------     ---------------
NET ASSETS (NOTE 6)                              $ 9,825,215        $ 93,894,987       $ 27,778,838        $ 92,694,658
-----------------------------------------     ===============     ===============    ===============     ===============


(A)  INVESTMENT SHARES                               870,258           6,893,905          2,334,356           7,086,748
       INVESTMENTS AT COST                       $ 9,353,425        $ 82,108,885       $ 25,804,727        $ 83,770,993


                                                 JNL/S&P             JNL/S&P            JNL/S&P             JNL/S&P
                                                Retirement          Retirement         Retirement          Retirement
                                              2015 Portfolio      2020 Portfolio     2025 Portfolio      Income Portfolio
                                              ---------------     ---------------    ---------------     ---------------
ASSETS
Investments, at value (A)                          $ 334,101           $ 252,061           $ 81,864         $ 1,559,971
Receivables:
   Dividend receivable                                     -                   -                  -                   -
   Investment securities sold                             16                  12                  4                  66
   Sub-account units sold                                  -                   -                  -                   -
                                              ---------------     ---------------    ---------------     ---------------
TOTAL ASSETS                                         334,117             252,073             81,868           1,560,037
                                              ---------------     ---------------    ---------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -                  -                   -
   Sub-account units redeemed                              -                   -                  -                   -
   Insurance fees due to Jackson National
      of New York                                         16                  12                  4                  66
                                              ---------------     ---------------    ---------------     ---------------
TOTAL LIABILITIES                                         16                  12                  4                  66
                                              ---------------     ---------------    ---------------     ---------------
NET ASSETS (NOTE 6)                                $ 334,101           $ 252,061           $ 81,864         $ 1,559,971
-----------------------------------------     ===============     ===============    ===============     ===============


(A)  INVESTMENT SHARES                                30,373              22,647              7,309             145,249
       INVESTMENTS AT COST                         $ 318,745           $ 234,257           $ 76,541         $ 1,500,960


                                                JNL/Select         JNL/Select
                                                 Balanced        Global Growth
                                                Portfolio          Portfolio
                                              ---------------    ---------------
ASSETS
Investments, at value (A)                       $ 13,152,047        $ 3,675,647
Receivables:
   Dividend receivable                                     -                  -
   Investment securities sold                          3,447              1,038
   Sub-account units sold                             35,696                281
                                              ---------------    ---------------
TOTAL ASSETS                                      13,191,190          3,676,966
                                              ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                    35,696                281
   Sub-account units redeemed                          2,814                879
   Insurance fees due to Jackson National
      of New York                                        633                159
                                              ---------------    ---------------
TOTAL LIABILITIES                                     39,143              1,319
                                              ---------------    ---------------
NET ASSETS (NOTE 6)                             $ 13,152,047        $ 3,675,647
-----------------------------------------     ===============    ===============


(A)  INVESTMENT SHARES                               758,043            165,346
       INVESTMENTS AT COST                      $ 11,989,736        $ 4,204,914

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                                                                                         JNL/T. Rowe
                                              JNL/Select          JNL/Select             JNL/              Price
                                              Large Cap          Money Market        Select Value       Established
                                            Growth Portfolio      Portfolio           Portfolio        Growth Portfolio
                                            ---------------     ---------------     ---------------    ---------------
ASSETS
Investments, at value (A)                      $ 7,526,107        $ 15,508,975         $ 7,631,142       $ 24,645,128
Receivables:
   Dividend receivable                                   -               3,908                   -                  -
   Investment securities sold                        7,356               1,937               1,187             15,657
   Sub-account units sold                           27,310                 112               6,642             20,868
                                            ---------------     ---------------     ---------------    ---------------
TOTAL ASSETS                                     7,560,773          15,514,932           7,638,971         24,681,653
                                            ---------------     ---------------     ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                  27,310                 112               6,642             20,868
   Sub-account units redeemed                        7,006               1,144                 805             14,578
   Insurance fees due to Jackson National
      of New York                                      350                 793                 382              1,079
                                            ---------------     ---------------     ---------------    ---------------
TOTAL LIABILITIES                                   34,666               2,049               7,829             36,525
                                            ---------------     ---------------     ---------------    ---------------
NET ASSETS (NOTE 6)                            $ 7,526,107        $ 15,512,883         $ 7,631,142       $ 24,645,128
----------------------------------------    ===============     ===============     ===============    ===============


(A)  INVESTMENT SHARES                             348,754          15,508,975             392,750          1,128,440
       INVESTMENTS AT COST                     $ 7,932,016        $ 15,508,974         $ 6,793,004       $ 20,378,674



                                             JNL/T. Rowe
                                            Price Mid-Cap        JNL/T. Rowe         JNL/Western        JNL/Western
                                                Growth           Price Value          High Yield       Strategic Bond
                                              Portfolio           Portfolio         Bond Portfolio       Portfolio
                                            ---------------     ---------------     ---------------    ---------------
ASSETS
Investments, at value (A)                     $ 27,847,014        $ 28,660,165        $ 18,078,784       $ 10,766,740
Receivables:
   Dividend receivable                                   -                   -                   -                  -
   Investment securities sold                       15,478              18,937               7,323              4,924
   Sub-account units sold                           45,639              20,655               2,233             13,047
                                            ---------------     ---------------     ---------------    ---------------
TOTAL ASSETS                                    27,908,131          28,699,757          18,088,340         10,784,711
                                            ---------------     ---------------     ---------------    ---------------

LIABILITIES
Payables:
   Investment securities purchased                  45,639              20,655               2,233             13,047
   Sub-account units redeemed                       14,213              17,636               6,458              4,391
   Insurance fees due to Jackson National
      of New York                                    1,265               1,301                 865                533
                                            ---------------     ---------------     ---------------    ---------------
TOTAL LIABILITIES                                   61,117              39,592               9,556             17,971
                                            ---------------     ---------------     ---------------    ---------------
NET ASSETS (NOTE 6)                           $ 27,847,014        $ 28,660,165        $ 18,078,784       $ 10,766,740
----------------------------------------    ===============     ===============     ===============    ===============


(A)  INVESTMENT SHARES                             958,259           1,834,838           2,199,365            928,968
       INVESTMENTS AT COST                    $ 26,328,424        $ 24,740,386        $ 18,337,158       $ 10,572,527


                                             JNL/Western
                                            U.S. Government
                                               & Quality
                                            Bond PORTFOLIO
                                            ---------------
ASSETS
Investments, at value (A)                      $ 8,591,021
Receivables:
   Dividend receivable                                   -
   Investment securities sold                        6,062
   Sub-account units sold                            1,993
                                            ---------------
TOTAL ASSETS                                     8,599,076
                                            ---------------

LIABILITIES
Payables:
   Investment securities purchased                   1,993
   Sub-account units redeemed                        5,659
   Insurance fees due to Jackson National
      of New York                                      403
                                            ---------------
TOTAL LIABILITIES                                    8,055
                                            ---------------
NET ASSETS (NOTE 6)                            $ 8,591,021
----------------------------------------    ===============


(A)  INVESTMENT SHARES                             751,620
       INVESTMENTS AT COST                     $ 8,581,750

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Operations
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/AIM             JNL/AIM             JNL/AIM           JNL/Alger
                                               Large Cap          Real Estate          Small Cap            Growth
                                            Growth Portfolio       Portfolio        Growth Portfolio      Portfolio
                                            ----------------    ----------------    ----------------    ---------------
INVESTMENT INCOME
   Dividends                                        $ 1,367            $ 58,311                 $ -            $ 1,067
                                            ----------------    ----------------    ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                       100,647              63,367              70,143            103,809
                                            ----------------    ----------------    ----------------    ---------------
TOTAL EXPENSES                                      100,647              63,367              70,143            103,809
                                            ----------------    ----------------    ----------------    ---------------
                                            ----------------    ----------------    ----------------    ---------------
NET INVESTMENT GAIN (LOSS)                          (99,280)             (5,056)            (70,143)          (102,742)
                                            ----------------    ----------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -              12,522             318,207                  -
   Investments                                      177,764              90,352             240,243             83,944
Net change in unrealized appreciation
  (depreciation) on investments                     223,885             933,548             (84,559)           231,382
                                            ----------------    ----------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN                    401,649           1,036,422             473,891            315,326
                                            ----------------    ----------------    ----------------    ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 302,369         $ 1,031,366           $ 403,748          $ 212,584
----------------------------------------    ================    ================    ================    ===============


                                              JNL/Eagle           JNL/Eagle            JNL/FMR             JNL/FMR
                                              Core Equity          SmallCap            Balanced            Mid-Cap
                                              Portfolio         Equity Portfolio      Portfolio         Equity Portfolio
                                            ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ 799                 $ -            $ 88,409                 $ -
                                            ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       79,460              77,860             170,589              85,262
                                            ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                      79,460              77,860             170,589              85,262
                                            ---------------     ---------------     ---------------     ---------------
                                            ---------------     ---------------     ---------------     ---------------
NET INVESTMENT GAIN (LOSS)                         (78,661)            (77,860)            (82,180)            (85,262)
                                            ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -             428,815             165,356                   -
   Investments                                      93,669             321,084             362,143            (374,502)
Net change in unrealized appreciation
  (depreciation) on investments                    432,582              92,195             328,973           1,015,628
                                            ---------------     ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   526,251             842,094             856,472             641,126
                                            ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 447,590           $ 764,234           $ 774,292           $ 555,864
----------------------------------------    ===============     ===============     ===============     ===============


                                             JNL/Franklin        JNL/Franklin
                                              Templeton           Templeton
                                                Income            Small Cap
                                            Portfolio (a)       Value Portfolio
                                            ---------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 126,027            $ 17,980
                                            ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       33,801              22,927
                                            ---------------     ---------------
TOTAL EXPENSES                                      33,801              22,927
                                            ---------------     ---------------
                                            ---------------     ---------------
NET INVESTMENT GAIN (LOSS)                          92,226              (4,947)
                                            ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                   -
   Investments                                      48,922              14,873
Net change in unrealized appreciation
  (depreciation) on investments                    129,780             139,421
                                            ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   178,702             154,294
                                            ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 270,928           $ 149,347
----------------------------------------    ===============     ===============

(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                              JNL/Goldman           JNL/Goldman          JNL/JPMorgan          JNL/JPMorgan
                                             Sachs Mid Cap         Short Duration        International        International
                                            Value Portfolio       Bond Portfolio (a)   Equity Portfolio      Value Portfolio
                                            -----------------     -----------------    ------------------    -----------------
INVESTMENT INCOME
   Dividends                                        $ 29,998                   $ -             $ 111,854            $ 283,484
                                            -----------------     -----------------    ------------------    -----------------

EXPENSES
   Insurance charges (Note 3)                         21,387                 9,138               101,395              184,665
                                            -----------------     -----------------    ------------------    -----------------
TOTAL EXPENSES                                        21,387                 9,138               101,395              184,665
                                            -----------------     -----------------    ------------------    -----------------
                                            -----------------     -----------------    ------------------    -----------------
NET INVESTMENT INCOME (LOSS)                           8,611                (9,138)               10,459               98,819
                                            -----------------     -----------------    ------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                     -                     -              194,949
   Investments                                         9,931                 2,069               320,487              467,517
Net change in unrealized appreciation
   (depreciation) on investments                     134,053                24,254               708,496            1,940,799
                                            -----------------     -----------------    ------------------    -----------------
NET REALIZED AND UNREALIZED GAIN                     143,984                26,323             1,028,983            2,603,265
                                            -----------------     -----------------    ------------------    -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 152,595              $ 17,185           $ 1,039,442          $ 2,702,084
----------------------------------------    =================     =================    ==================    =================


                                               JNL/Lazard                JNL/                  JNL/                JNL/MCM
                                                Emerging            Lazard Mid Cap       Lazard Small Cap             25
                                            Markets Portfolio (a)   Value Portfolio      Value Portfolio        Portfolio (a)
                                            -----------------      ------------------    -----------------     -----------------
INVESTMENT INCOME
   Dividends                                             $ -               $ 289,013            $ 729,365                   $ -
                                            -----------------      ------------------    -----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                          8,917                 178,313              121,769               307,577
                                            -----------------      ------------------    -----------------     -----------------
TOTAL EXPENSES                                         8,917                 178,313              121,769               307,577
                                            -----------------      ------------------    -----------------     -----------------
                                            -----------------      ------------------    -----------------     -----------------
NET INVESTMENT INCOME (LOSS)                          (8,917)                110,700              607,596              (307,577)
                                            -----------------      ------------------    -----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                 688,650              598,491                     -
   Investments                                         3,639                   2,153               81,092                41,774
Net change in unrealized appreciation
   (depreciation) on investments                     231,479                 333,122             (380,313)            1,336,098
                                            -----------------      ------------------    -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                     235,118               1,023,925              299,270             1,377,872
                                            -----------------      ------------------    -----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 226,201             $ 1,134,625            $ 906,866           $ 1,070,295
----------------------------------------    =================      ==================    =================     =================


                                                JNL/MCM               JNL/MCM
                                                   25                Bond Index
                                            Portfolio NY (b)         Portfolio
                                            -----------------     -----------------
INVESTMENT INCOME
   Dividends                                             $ -             $ 300,011
                                            -----------------     -----------------

EXPENSES
   Insurance charges (Note 3)                        143,458               221,073
                                            -----------------     -----------------
TOTAL EXPENSES                                       143,458               221,073
                                            -----------------     -----------------
                                            -----------------     -----------------
NET INVESTMENT INCOME (LOSS)                        (143,458)               78,938
                                            -----------------     -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                     -
   Investments                                     3,377,327                (4,687)
Net change in unrealized appreciation
   (depreciation) on investments                  (2,004,150)              178,503
                                            -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN                   1,373,177               173,816
                                            -----------------     -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,229,719             $ 252,754
----------------------------------------    =================     =================


(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B) PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                 JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                              Communications      Consumer Brands         Dow SM          Dow Dividend
                                              Sector Portfolio    Sector Portfolio     10 Portfolio       Portfolio (a)
                                              ---------------     ---------------     ---------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 34,149             $ 1,393                 $ -                 $ -
                                              ---------------     ---------------     ---------------    ----------------

EXPENSES
   Insurance charges (Note 3)                         23,514               7,908             390,829             170,440
                                              ---------------     ---------------     ---------------    ----------------
TOTAL EXPENSES                                        23,514               7,908             390,829             170,440
                                              ---------------     ---------------     ---------------    ----------------
                                              ---------------     ---------------     ---------------    ----------------
NET INVESTMENT INCOME (LOSS)                          10,635              (6,515)           (390,829)           (170,440)
                                              ---------------     ---------------     ---------------    ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies            26,081               9,314                   -                   -
   Investments                                        28,918               7,292           1,029,156             375,210
Net change in unrealized appreciation
   on investments                                    298,113              63,018           4,468,911           1,646,132
                                              ---------------     ---------------     ---------------    ----------------
NET REALIZED AND UNREALIZED GAIN                     353,112              79,624           5,498,067           2,021,342
                                              ---------------     ---------------     ---------------    ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 363,747            $ 73,109         $ 5,107,238         $ 1,850,902
-----------------------------------------     ===============     ===============     ===============    ================



                                                  JNL/MCM
                                                 Enhanced             JNL/MCM             JNL/MCM             JNL/MCM
                                               S&P 500 Stock         Financial            Global            Healthcare
                                              Index Portfolio     Sector Portfolio    15 Portfolio NY     Sector Portfolio
                                              ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 238,568            $ 19,300                 $ -            $ 27,609
                                              ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                          66,396              26,628             522,711              95,186
                                              ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                         66,396              26,628             522,711              95,186
                                              ----------------    ----------------    ----------------    ----------------
                                              ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)                          172,172              (7,328)           (522,711)            (67,577)
                                              ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:                                 136,323              10,259                   -             104,306
   Distributions from investment companies             40,124              48,611           1,929,431             125,445
   Investments
Net change in unrealized appreciation                 140,943             165,396           7,622,976              52,481
   on investments                             ----------------    ----------------    ----------------    ----------------
                                                      317,390             224,266           9,552,407             282,232
NET REALIZED AND UNREALIZED GAIN              ----------------    ----------------    ----------------    ----------------


NET INCREASE IN NET ASSETS                          $ 489,562           $ 216,938         $ 9,029,696           $ 214,655
   FROM OPERATIONS                            ================    ================    ================    ================
-----------------------------------------


                                                  JNL/MCM            JNL/MCM
                                               International         JNL (5)
                                              Index PORTFOLIO       Portfolio
                                              ----------------    ---------------
INVESTMENT INCOME
   Dividends                                        $ 808,975          $ 571,395
                                              ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                         438,926          2,172,241
                                              ----------------    ---------------
TOTAL EXPENSES                                        438,926          2,172,241
                                              ----------------    ---------------
                                              ----------------    ---------------
NET INVESTMENT INCOME (LOSS)                          370,049         (1,600,846)
                                              ----------------    ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:                                 128,487             25,748
   Distributions from investment companies            443,196          1,698,291
   Investments
Net change in unrealized appreciation               4,063,261         19,834,066
   on investments                             ----------------    ---------------
                                                    4,634,944         21,558,105
NET REALIZED AND UNREALIZED GAIN              ----------------    ---------------


NET INCREASE IN NET ASSETS                        $ 5,004,993       $ 19,957,259
   FROM OPERATIONS                            ================    ===============
-----------------------------------------

(A) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                             JNL Optimized          Nasdaq(R)          Oil & Gas             S&P(R)
                                             5 Portfolio (a)      15 Portfolio      Sector Portfolio     10 Portfolio
                                             ---------------     ---------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                       $ 18,832                 $ -           $ 168,815                 $ -
                                             ---------------     ---------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                        29,682              40,392             245,459             507,294
                                             ---------------     ---------------    ----------------    ----------------
TOTAL EXPENSES                                       29,682              40,392             245,459             507,294
                                             ---------------     ---------------    ----------------    ----------------
NET INVESTMENT (LOSS)                               (10,850)            (40,392)            (76,644)           (507,294)
                                             ---------------     ---------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -                   -             576,135                   -
   Investments                                       87,523              17,556             400,036           2,913,796
Net change in unrealized appreciation
   (depreciation) on investments                    373,185             146,782             509,130          (1,813,362)
                                             ---------------     ---------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN                    460,708             164,338           1,485,301           1,100,434
                                             ---------------     ---------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 449,858           $ 123,946         $ 1,408,657           $ 593,140
----------------------------------------     ===============     ===============    ================    ================


                                                 JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                                  S&P            S&P 400 MidCap          S&P 500         Select Small-Cap
                                             24 Portfolio (a)    Index Portfolio     Index Portfolio     Cap Portfolio (a)
                                             ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                             $ -           $ 338,442           $ 528,864                 $ -
                                             ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                         10,372             426,059             591,520             251,464
                                             ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                        10,372             426,059             591,520             251,464
                                             ----------------    ----------------    ----------------    ----------------
NET INVESTMENT (LOSS)                                (10,372)            (87,617)            (62,656)           (251,464)
                                             ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                               -             717,609             180,480                   -
   Distributions from investment companies                61             507,227             400,823            (127,330)
   Investments
Net change in unrealized appreciation                 45,920             554,985           3,542,144             239,601
   (depreciation) on investments             ----------------    ----------------    ----------------    ----------------
                                                      45,981           1,779,821           4,123,447             112,271
NET REALIZED AND UNREALIZED GAIN             ----------------    ----------------    ----------------    ----------------


NET INCREASE (DECREASE) IN NET ASSETS               $ 35,609         $ 1,692,204         $ 4,060,791          $ (139,193)
   FROM OPERATIONS                           ================    ================    ================    ================
----------------------------------------


                                                JNL/MCM             JNL/MCM
                                             Select Small-Cap      Small Cap
                                             Portfolio NY (b)    Index Portfolio
                                             ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -           $ 357,406
                                             ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       116,473             379,105
                                             ---------------     ---------------
TOTAL EXPENSES                                      116,473             379,105
                                             ---------------     ---------------
NET INVESTMENT (LOSS)                              (116,473)            (21,699)
                                             ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                              -           1,174,301
   Distributions from investment companies        4,658,702             439,924
   Investments
Net change in unrealized appreciation            (2,947,534)          1,290,106
   (depreciation) on investments             ---------------     ---------------
                                                  1,711,168           2,904,331
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------


NET INCREASE (DECREASE) IN NET ASSETS           $ 1,594,695         $ 2,882,632
   FROM OPERATIONS                           ===============     ===============
----------------------------------------


(A) COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B) PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/MCM             JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                              Technology          Value Line(R)             VIP            Global Growth
                                            Sector Portfolio     25 Portfolio          Portfolio           Portfolio
                                            ----------------    ----------------    ----------------    ----------------
INVESTMENT INCOME
   Dividends                                        $ 2,015                 $ -            $ 59,346            $ 60,556
                                            ----------------    ----------------    ----------------    ----------------

EXPENSES
   Insurance charges (Note 3)                        41,948             889,197             189,406             195,271
                                            ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES                                       41,948             889,197             189,406             195,271
                                            ----------------    ----------------    ----------------    ----------------
                                            ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)                        (39,933)           (889,197)           (130,060)           (134,715)
                                            ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            4,792                   -               1,149             416,634
   Investments                                       24,511           1,627,680             157,203             480,745
Net change in unrealized appreciation
   (depreciation) on investments                    189,597          (2,305,218)          1,216,960             779,357
                                            ----------------    ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             218,900            (677,538)          1,375,312           1,676,736
                                            ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $ 178,967        $ (1,566,735)        $ 1,245,252         $ 1,542,021
----------------------------------------    ================    ================    ================    ================


                                            JNL/Oppenheimer        JNL/PIMCO          JNL/Putnam          JNL/Putnam
                                                   Growth          Total Return           Equity          Midcap Growth
                                               Portfolio        Bond Portfolio        Portfolio           Portfolio
                                            ----------------    ----------------    ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -         $ 1,050,449           $ 10,870                 $ -
                                            ----------------    ----------------    ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        37,199             479,297             44,662              41,140
                                            ----------------    ----------------    ---------------     ---------------
TOTAL EXPENSES                                       37,199             479,297             44,662              41,140
                                            ----------------    ----------------    ---------------     ---------------
                                            ----------------    ----------------    ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                        (37,199)            571,152            (33,792)            (41,140)
                                            ----------------    ----------------    ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                -               7,503                  -                   -
   Investments                                       36,872            (107,265)             2,208             103,439
Net change in unrealized appreciation
   (depreciation) on investments                     52,026             (39,861)           360,784               8,485
                                            ----------------    ----------------    ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              88,898            (139,623)           362,992             111,924
                                            ----------------    ----------------    ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 51,699           $ 431,529          $ 329,200            $ 70,784
----------------------------------------    ================    ================    ===============     ===============


                                                                   JNL/S&P
                                              JNL/Putnam           Managed
                                               Value Equity         Aggressive
                                              Portfolio         Growth Portfolio
                                            ---------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 1,939           $ 403,847
                                            ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       99,265           1,235,695
                                            ---------------     ---------------
TOTAL EXPENSES                                      99,265           1,235,695
                                            ---------------     ---------------
                                            ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                       (97,326)           (831,848)
                                            ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -           3,548,643
   Investments                                     226,033           2,768,081
Net change in unrealized appreciation
   (depreciation) on investments                   531,849           2,495,576
                                            ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            757,882           8,812,300
                                            ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ 660,556         $ 7,980,452
----------------------------------------    ===============     ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                 JNL/S&P                                JNL/S&P             JNL/S&P
                                                 Managed            JNL/S&P             Managed             Managed
                                              Conservative          Managed             Moderate            Moderate
                                                Portfolio        Growth Portfolio      Portfolio         Growth Portfolio
                                             ----------------    ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                       $ 171,003          $ 898,194           $ 452,642         $ 1,123,119
                                             ----------------    ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                        156,484          1,473,170             427,113           1,440,995
                                             ----------------    ---------------     ---------------     ---------------
TOTAL EXPENSES                                       156,484          1,473,170             427,113           1,440,995
                                             ----------------    ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                          14,519           (574,976)             25,529            (317,876)
                                             ----------------    ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            43,111          3,794,948             198,494           2,452,847
   Investments                                        96,872          1,743,244             230,296           1,402,092
Net change in unrealized appreciation
    on investments                                   327,951          4,855,895           1,404,696           4,363,526
                                             ----------------    ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                     467,934         10,394,087           1,833,486           8,218,465
                                             ----------------    ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 482,453        $ 9,819,111         $ 1,859,015         $ 7,900,589
-----------------------------------------    ================    ===============     ===============     ===============


                                                JNL/S&P             JNL/S&P             JNL/S&P             JNL/S&P
                                               Retirement          Retirement          Retirement          Retirement
                                             2015 Portfolio (a)  2020 Portfolio (a)  2025 Portfolio (a)  Income Portfolio (a)
                                             ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                            $ -                 $ -                 $ -                 $ -
                                             ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                         2,062               1,400                 600               9,460
                                             ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                        2,062               1,400                 600               9,460
                                             ---------------     ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                         (2,062)             (1,400)               (600)             (9,460)
                                             ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                              -                   -                   -                   -
   Distributions from investment companies           (3,234)                157                 270               3,217
   Investments
Net change in unrealized appreciation                15,357              17,805               5,323              59,011
    on investments                           ---------------     ---------------     ---------------     ---------------
                                                     12,123              17,962               5,593              62,228
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------     ---------------     ---------------


NET INCREASE IN NET ASSETS                         $ 10,061            $ 16,562             $ 4,993            $ 52,768
   FROM OPERATIONS                           ===============     ===============     ===============     ===============
-----------------------------------------


                                               JNL/Select          JNL/Select
                                                Balanced         Global Growth
                                               Portfolio           Portfolio
                                             ---------------     ---------------
INVESTMENT INCOME
   Dividends                                      $ 333,026            $ 11,454
                                             ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                       213,607              56,199
                                             ---------------     ---------------
TOTAL EXPENSES                                      213,607              56,199
                                             ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                        119,419             (44,745)
                                             ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:                         72,170                   -
   Distributions from investment companies          327,131            (254,603)
   Investments
Net change in unrealized appreciation               871,085             696,115
    on investments                           ---------------     ---------------
                                                  1,270,386             441,512
NET REALIZED AND UNREALIZED GAIN             ---------------     ---------------


NET INCREASE IN NET ASSETS                      $ 1,389,805           $ 396,767
   FROM OPERATIONS                           ===============     ===============
-----------------------------------------


(A) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                                         JNL/T. Rowe
                                             JNL/Select          JNL/Select             JNL/               Price
                                              Large Cap         Money Market        Select Value        Established
                                           Growth Portfolio       Portfolio           Portfolio        Growth Portfolio
                                           ----------------    ----------------    ----------------    ---------------
INVESTMENT INCOME
   Dividends                                           $ -           $ 741,989           $ 173,037          $ 100,291
                                           ----------------    ----------------    ----------------    ---------------

EXPENSES
   Insurance charges (Note 3)                      116,652             342,798             102,458            334,302
                                           ----------------    ----------------    ----------------    ---------------
TOTAL EXPENSES                                     116,652             342,798             102,458            334,302
                                           ----------------    ----------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS)                      (116,652)            399,191              70,579           (234,011)
                                           ----------------    ----------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               -                   -             199,943            191,578
   Investments                                    (240,581)                  9             191,118            391,117
Net change in unrealized appreciation
   (depreciation) on investments                   570,995                  (8)            509,608          2,198,661
                                           ----------------    ----------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN                   330,414                   1             900,669          2,781,356
                                           ----------------    ----------------    ----------------    ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 213,762           $ 399,192           $ 971,248        $ 2,547,345
---------------------------------------    ================    ================    ================    ===============


                                            JNL/T. Rowe
                                           Price Mid-Cap        JNL/T. Rowe         JNL/Western         JNL/Western
                                               Growth           Price Value          High Yield        Strategic Bond
                                             Portfolio           Portfolio         Bond Portfolio        Portfolio
                                           ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 233,351           $ 338,790         $ 1,157,147             $ 8,372
                                           ---------------     ---------------     ---------------     ---------------

EXPENSES
   Insurance charges (Note 3)                     430,293             403,251             264,483             174,788
                                           ---------------     ---------------     ---------------     ---------------
TOTAL EXPENSES                                    430,293             403,251             264,483            (174,788)
                                           ---------------     ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (196,942)            (64,461)            892,664            (166,416)
                                           ---------------     ---------------     ---------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies      2,070,400           1,560,373                   -                   -
   Investments                                    688,459             670,642             (62,949)            (42,635)
Net change in unrealized appreciation
   (depreciation) on investments               (1,248,059)          1,994,760             476,123             504,127
                                           ---------------     ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN                1,510,800           4,225,775             413,174             461,492
                                           ---------------     ---------------     ---------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                            $ 1,313,858         $ 4,161,314         $ 1,305,838           $ 295,076
---------------------------------------    ===============     ===============     ===============     ===============


                                             JNL/Western
                                           U.S. Government
                                              & Quality
                                           Bond Portfolio
                                           ---------------
INVESTMENT INCOME
   Dividends                                          $ -
                                           ---------------

EXPENSES
   Insurance charges (Note 3)                     150,486
                                           ---------------
TOTAL EXPENSES                                    150,486
                                           ---------------
NET INVESTMENT INCOME (LOSS)                     (150,486)
                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -
   Investments                                   (122,342)
Net change in unrealized appreciation
   (depreciation) on investments                  413,303
                                           ---------------
NET REALIZED AND UNREALIZED GAIN                  290,961
                                           ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 140,475
---------------------------------------    ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                                Large Cap         Real Estate           Small Cap            Growth
                                             Growth Portfolio      Portfolio         Growth Portfolio      Portfolio
                                             ---------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ (99,280)           $ (5,056)          $ (70,143)         $ (102,742)
   Net realized gain (loss) on investments          177,764             102,874             558,450              83,944
   Net change in unrealized appreciation
      (depreciation) on investments                 223,885             933,548             (84,559)            231,382
                                             ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  302,369           1,031,366             403,748             212,584
                                             ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     1,668,002           3,081,617             566,552             537,111
   Surrenders and terminations                     (488,791)           (180,403)           (381,197)         (1,144,948)
   Transfers between portfolios                     (89,701)          2,529,080             (63,019)           (539,622)
   Net annuitization transactions                         -                   -                   -                   -
   Policyholder charges (Note 3)                    (22,463)               (382)            (26,593)            (52,543)
                                             ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          1,067,047           5,429,912              95,743          (1,200,002)
                                             ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             1,369,416           6,461,278             499,491            (987,418)

NET ASSETS BEGINNING OF PERIOD                    4,672,349           1,178,857           3,487,513           7,244,750
                                             ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                        $ 6,041,765         $ 7,640,135         $ 3,987,004         $ 6,257,332
----------------------------------------     ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              409,313             102,089             282,592             618,313

      Units Issued                                  208,030             436,571             128,414              55,508
      Units Redeemed                               (120,807)            (44,943)           (124,352)           (191,455)
                                             ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006              496,536             493,717             286,654             482,366
                                             ===============     ===============     ===============     ===============



                                                JNL/Eagle           JNL/Eagle            JNL/FMR             JNL/FMR
                                               Core Equity          SmallCap            Balanced         Mid-Cap Equity
                                                Portfolio        Equity Portfolio       Portfolio           Portfolio
                                             ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                    $ (78,661)          $ (77,860)          $ (82,180)          $ (85,262)
   Net realized gain (loss) on investments            93,669             749,899             527,499            (374,502)
   Net change in unrealized appreciation
      (depreciation) on investments                  432,582              92,195             328,973           1,015,628
                                             ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   447,590             764,234             774,292             555,864
                                             ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        223,615             778,004             863,910             537,654
   Surrenders and terminations                      (517,446)           (475,236)           (688,768)           (862,522)
   Transfers between portfolios                      (67,559)            (57,800)            646,687            (176,583)
   Net annuitization transactions                          -                   -                   -                   -
   Policyholder charges (Note 3)                     (18,130)            (29,731)            (26,589)            (40,821)
                                             ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            (379,520)            215,237             795,240            (542,272)
                                             ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 68,070             979,471           1,569,532              13,592

NET ASSETS BEGINNING OF PERIOD                     4,511,844           4,321,887           8,698,684           5,603,831
                                             ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                         $ 4,579,914         $ 5,301,358        $ 10,268,216         $ 5,617,423
----------------------------------------     ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005               348,338             275,038             789,803             505,535

      Units Issued                                    23,557              84,108             254,442              49,788
      Units Redeemed                                 (57,560)            (86,384)           (185,326)           (126,230)
                                             ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006               314,335             272,762             858,919             429,093
                                             ================    ================    ================    ================

                                              JNL/Franklin        JNL/Franklin
                                                Templeton           Templeton
                                                 Income             Small Cap
                                              Portfolio (a)      Value Portfolio
                                             ----------------    ----------------
OPERATIONS
   Net investment income (loss)                     $ 92,226            $ (4,947)
   Net realized gain (loss) on investments            48,922              14,873
   Net change in unrealized appreciation
      (depreciation) on investments                  129,780             139,421
                                             ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   270,928             149,347
                                             ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      2,334,959             832,583
   Surrenders and terminations                      (925,874)           (118,539)
   Transfers between portfolios                    3,570,997             524,077
   Net annuitization transactions                          -                   -
   Policyholder charges (Note 3)                           -                (353)
                                             ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           4,980,082           1,237,768
                                             ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS              5,251,010           1,387,115

NET ASSETS BEGINNING OF PERIOD                             -             522,202
                                             ----------------    ----------------

NET ASSETS END OF PERIOD                         $ 5,251,010         $ 1,909,317
----------------------------------------     ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                     -              48,127

      Units Issued                                   615,787             140,223
      Units Redeemed                                (131,603)            (36,000)
                                             ----------------    ----------------

Units Outstanding at December 31, 2006               484,184             152,350
                                             ================    ================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                           JNL/Goldman
                                                      JNL/Goldman          Sachs Short          JNL/JPMorgan         JNL/JPMorgan
                                                     Sachs Mid Cap        Duration Bond        International         International
                                                    Value Portfolio       Portfolio (a)       Equity Portfolio      Value Portfolio
                                                    -----------------    -----------------    -----------------     ----------------
OPERATIONS
   Net investment income (loss)                              $ 8,611             $ (9,138)            $ 10,459             $ 98,819
   Net realized gain (loss) on investments                     9,931                2,069              320,487              662,466
   Net change in unrealized appreciation
      (depreciation) on investments                          134,053               24,254              708,496            1,940,799
                                                    -----------------    -----------------    -----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           152,595               17,185            1,039,442            2,702,084
                                                    -----------------    -----------------    -----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                984,964              931,822            2,745,743            5,483,054
   Surrenders and terminations                               (26,337)             (11,397)            (618,132)            (660,780)
   Transfers between portfolios                              240,871              505,207            1,323,523            3,809,225
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                                  (5)                   -              (23,991)             (11,711)
                                                    -----------------    -----------------    -----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   1,199,493            1,425,632            3,427,143            8,619,788
                                                    -----------------    -----------------    -----------------     ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,352,088            1,442,817            4,466,585           11,321,872

NET ASSETS BEGINNING OF PERIOD                               443,454                    -            3,690,140            5,673,494
                                                    -----------------    -----------------    -----------------     ----------------

NET ASSETS END OF PERIOD                                 $ 1,795,542          $ 1,442,817          $ 8,156,725         $ 16,995,366
-----------------------------------------------     =================    =================    =================     ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                        39,630                    -              308,028              446,654

      Units Issued                                           123,556              158,207              336,016              763,600
      Units Redeemed                                         (22,284)             (16,562)            (124,623)            (154,226)
                                                    -----------------    -----------------    -----------------     ----------------

Units Outstanding at December 31, 2006                       140,902              141,645              519,421            1,056,028
                                                    =================    =================    =================     ================



                                                              JNL/                    JNL/                  JNL/
                                                         Lazard Emerging         Lazard Mid Cap       Lazard Small Cap
                                                         Markets Portfolio (a)   Value Portfolio      Value Portfolio
                                                         ----------------        ----------------     -----------------
OPERATIONS
   Net investment income (loss)                                 $ (8,917)              $ 110,700             $ 607,596
   Net realized gain (loss) on investments                         3,639                 690,803               679,583
   Net change in unrealized appreciation
      (depreciation) on investments                              231,479                 333,122              (380,313)
                                                         ----------------        ----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               226,201               1,134,625               906,866
                                                         ----------------        ----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    862,237               1,877,667             1,690,150
   Surrenders and terminations                                   (29,280)               (706,371)             (500,310)
   Transfers between portfolios                                  441,737                (457,441)             (529,658)
   Net annuitization transactions                                      -                       -                     -
   Policyholder charges (Note 3)                                       -                 (25,689)              (17,523)
                                                         ----------------        ----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       1,274,694                 688,166               642,659
                                                         ----------------        ----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          1,500,895               1,822,791             1,549,525

NET ASSETS BEGINNING OF PERIOD                                         -               8,755,397             5,876,009
                                                         ----------------        ----------------     -----------------

NET ASSETS END OF PERIOD                                     $ 1,500,895            $ 10,578,188           $ 7,425,534
----------------------------------------------------     ================        ================     =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                                 -                 508,032               407,726

      Units Issued                                               149,032                 156,340               134,919
      Units Redeemed                                             (10,913)               (123,377)              (94,641)
                                                         ----------------        ----------------     -----------------

Units Outstanding at December 31, 2006                           138,119                 540,995               448,004
                                                         ================        ================     =================


                                                             JNL/MCM              JNL/MCM              JNL/MCM
                                                                25                   25               Bond Index
                                                          Portfolio (a)       Portfolio NY (b)        Portfolio
                                                         -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                                $ (307,577)          $ (143,458)            $ 78,938
   Net realized gain (loss) on investments                         41,774            3,377,327               (4,687)
   Net change in unrealized appreciation
      (depreciation) on investments                             1,336,098           (2,004,150)             178,503
                                                         -----------------    -----------------    -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              1,070,295            1,229,719              252,754
                                                         -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                   2,741,872            2,309,761            4,696,939
   Surrenders and terminations                                   (925,521)            (313,251)            (275,526)
   Transfers between portfolios                                22,239,839          (24,802,351)             909,374
   Net annuitization transactions                                       -                    -                    -
   Policyholder charges (Note 3)                                        -              (48,407)             (33,217)
                                                         -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       24,056,190          (22,854,248)           5,297,570
                                                         -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                          25,126,485          (21,624,529)           5,550,324

NET ASSETS BEGINNING OF PERIOD                                          -           21,624,529            9,541,804
                                                         -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                     $ 25,126,485                  $ -         $ 15,092,128
----------------------------------------------------     =================    =================    =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                                  -            1,430,628              874,862

      Units Issued                                              2,354,812              228,882              590,162
      Units Redeemed                                             (301,469)          (1,659,510)            (110,283)
                                                         -----------------    -----------------    -----------------

Units Outstanding at December 31, 2006                          2,053,343                    -            1,354,741
                                                         =================    =================    =================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

(B)  PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                  JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                               Communications     Consumer Brands         Dow SM           Dow Dividend
                                               Sector Portfolio   Sector Portfolio     10 Portfolio        Portfolio (a)
                                               ---------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ 10,635            $ (6,515)         $ (390,829)         $ (170,440)
   Net realized gain on investments                    54,999              16,606           1,029,156             375,210
   Net change in unrealized appreciation
      on investments                                  298,113              63,018           4,468,911           1,646,132
                                               ---------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    363,747              73,109           5,107,238           1,850,902
                                               ---------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         421,581             249,919           5,358,109           7,137,701
   Surrenders and terminations                        (35,877)            (11,509)           (915,659)           (199,249)
   Transfers between portfolios                     1,123,726            (198,233)         (4,631,775)          7,006,453
   Net annuitization transactions                           -                   -                   -                   -
   Policyholder charges (Note 3)                         (961)             (1,120)            (63,164)                  -
                                               ---------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            1,508,469              39,057            (252,489)         13,944,905
                                               ---------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                          1,872,216             112,166           4,854,749          15,795,807

NET ASSETS BEGINNING OF PERIOD                        477,441             625,268          21,024,094                   -
                                               ---------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                          $ 2,349,657           $ 737,434        $ 25,878,843        $ 15,795,807
---------------------------------------------  ===============    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 97,384              61,413           1,632,509                   -

      Units Issued                                    331,871              47,877             666,511           1,774,816
      Units Redeemed                                  (69,209)            (45,349)           (721,705)           (436,820)
                                               ---------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                360,046              63,941           1,577,315           1,337,996
                                               ===============    ================    ================    ================


                                                   JNL/MCM
                                                  Enhanced             JNL/MCM             JNL/MCM             JNL/MCM
                                                S&P 500 Stock         Financial            Global            Healthcare
                                               Index Portfolio     Sector Portfolio     15 Portfolio       Sector Portfolio
                                               ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                      $ 172,172            $ (7,328)         $ (522,711)          $ (67,577)
   Net realized gain on investments                    176,447              58,870           1,929,431             229,751
   Net change in unrealized appreciation
      on investments                                   140,943             165,396           7,622,976              52,481
                                               ----------------    ----------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     489,562             216,938           9,029,696             214,655
                                               ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          216,542             539,967           8,158,149           1,609,060
   Surrenders and terminations                        (251,289)            (31,356)         (1,394,256)           (152,102)
   Transfers between portfolios                         (5,401)            304,522           2,422,139          (1,094,168)
   Net annuitization transactions                            -                   -                   -                   -
   Policyholder charges (Note 3)                        (7,331)               (303)            (41,789)             (2,578)
                                               ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (47,479)            812,830           9,144,243             360,212
                                               ----------------    ----------------    ----------------    ----------------

NET INCREASE IN NET ASSETS                             442,083           1,029,768          18,173,939             574,867

NET ASSETS BEGINNING OF PERIOD                       3,416,380             944,705          20,182,095           4,423,784
                                               ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                           $ 3,858,463         $ 1,974,473        $ 38,356,034         $ 4,998,651
---------------------------------------------  ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 392,366              77,952           1,214,589             401,265

      Units Issued                                      55,623              93,229             859,828             230,426
      Units Redeemed                                   (54,725)            (32,353)           (397,423)           (198,264)
                                               ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                 393,264             138,828           1,676,994             433,427
                                               ================    ================    ================    ================

                                                  JNL/MCM             JNL/MCM
                                               International          JNL (5)
                                               Index PORTFOLIO       Portfolio
                                               ---------------     ---------------
OPERATIONS
   Net investment income (loss)                     $ 370,049        $ (1,600,846)
   Net realized gain on investments                   571,683           1,724,039
   Net change in unrealized appreciation
      on investments                                4,063,261          19,834,066
                                               ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  5,004,993          19,957,259
                                               ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       7,528,239         114,073,089
   Surrenders and terminations                     (1,055,185)         (3,396,872)
   Transfers between portfolios                     2,276,035          11,466,591
   Net annuitization transactions                           -                   -
   Policyholder charges (Note 3)                      (42,912)            (93,651)
                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            8,706,177         122,049,157
                                               ---------------     ---------------

NET INCREASE IN NET ASSETS                         13,711,170         142,006,416

NET ASSETS BEGINNING OF PERIOD                     16,988,988          61,447,960
                                               ---------------     ---------------

NET ASSETS END OF PERIOD                         $ 30,700,158       $ 203,454,376
---------------------------------------------  ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005              1,127,372           5,192,762

      Units Issued                                    735,191          10,504,762
      Units Redeemed                                 (212,384)           (998,345)
                                               ---------------     ---------------

Units Outstanding at December 31, 2006              1,650,179          14,699,179
                                               ===============     ===============


(A)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                    JNL/MCM               JNL/MCM                JNL/MCM               JNL/MCM
                                                 JNL Optimized            Nasdaq(R)             Oil & Gas               S&P(R)
                                                5 Portfolio (a)        15 Portfolio         Sector Portfolio        10 Portfolio
                                               ------------------    ------------------     ------------------    ------------------
OPERATIONS
   Net investment (loss)                               $ (10,850)            $ (40,392)             $ (76,644)           $ (507,294)
   Net realized gain (loss) on investments                87,523                17,556                976,171             2,913,796
   Net change in unrealized appreciation
      (depreciation) on investments                      373,185               146,782                509,130            (1,813,362)
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       449,858               123,946              1,408,657               593,140
                                               ------------------    ------------------     ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          4,126,789             1,107,247              5,239,353             7,247,563
   Surrenders and terminations                           (35,922)              (73,314)            (1,174,771)           (1,501,855)
   Transfers between portfolios                          143,234               104,648              4,651,363            (4,326,275)
   Net annuitization transactions                              -                     -                      -                     -
   Policyholder charges (Note 3)                               -                (1,856)               (15,746)              (54,866)
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               4,234,101             1,136,725              8,700,199             1,364,567
                                               ------------------    ------------------     ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  4,683,959             1,260,671             10,108,856             1,957,707

NET ASSETS BEGINNING OF PERIOD                                 -             1,522,872              5,399,728            25,761,113
                                               ------------------    ------------------     ------------------    ------------------

NET ASSETS END OF PERIOD                             $ 4,683,959           $ 2,783,543           $ 15,508,584          $ 27,718,820
--------------------------------------------   ==================    ==================     ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                         -               144,883                244,050             1,476,691

      Units Issued                                       528,292               155,425                534,582               595,491
      Units Redeemed                                     (90,867)              (42,822)              (190,259)             (528,293)
                                               ------------------    ------------------     ------------------    ------------------

Units Outstanding at December 31, 2006                   437,425               257,486                588,373             1,543,889
                                               ==================    ==================     ==================    ==================



                                                    JNL/MCM               JNL/MCM                JNL/MCM               JNL/MCM
                                                      S&P             S&P 400 MidCap             S&P 500          Select Small-Cap
                                               24 Portfolio (a)       Index Portfolio        Index Portfolio      Cap Portfolio (a)
                                               ------------------    ------------------     ------------------    ------------------
OPERATIONS
   Net investment (loss)                               $ (10,372)            $ (87,617)             $ (62,656)           $ (251,464)
   Net realized gain (loss) on investments                    61             1,224,836                581,303              (127,330)
   Net change in unrealized appreciation
      (depreciation) on investments                       45,920               554,985              3,542,144               239,601
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        35,609             1,692,204              4,060,791              (139,193)
                                               ------------------    ------------------     ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            287,763             5,661,246              8,151,754             2,885,313
   Surrenders and terminations                            (2,837)             (999,426)            (1,443,191)             (534,248)
   Transfers between portfolios                        1,083,753               654,226                990,812            19,476,234
   Net annuitization transactions                              -                     -                      -                     -
   Policyholder charges (Note 3)                               -               (51,047)               (95,852)                    -
                                               ------------------    ------------------     ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               1,368,679             5,264,999              7,603,523            21,827,299
                                               ------------------    ------------------     ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,404,288             6,957,203             11,664,314            21,688,106

NET ASSETS BEGINNING OF PERIOD                                 -            19,396,925             26,373,741                     -
                                               ------------------    ------------------     ------------------    ------------------

NET ASSETS END OF PERIOD                             $ 1,404,288          $ 26,354,128           $ 38,038,055          $ 21,688,106
--------------------------------------------   ==================    ==================     ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                         -             1,376,481              2,435,726                     -

      Units Issued                                       137,739               569,137              1,008,861             1,184,059
      Units Redeemed                                        (283)             (210,980)              (326,627)             (115,628)
                                               ------------------    ------------------     ------------------    ------------------

Units Outstanding at December 31, 2006                   137,456             1,734,638              3,117,960             1,068,431
                                               ==================    ==================     ==================    ==================


                                                         JNL/MCM               JNL/MCM
                                                    Select Small-Cap          Small Cap
                                                    Cap Portfolio NY (b)   Index Portfolio
                                                    ------------------    ------------------
OPERATIONS
   Net investment (loss)                                   $ (116,473)            $ (21,699)
   Net realized gain (loss) on investments                  4,658,702             1,614,225
   Net change in unrealized appreciation
      (depreciation) on investments                        (2,947,534)            1,290,106
                                                    ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,594,695             2,882,632
                                                    ------------------    ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               1,982,372             4,907,957
   Surrenders and terminations                               (331,753)             (902,810)
   Transfers between portfolios                           (20,098,165)            1,227,724
   Net annuitization transactions                                   -                     -
   Policyholder charges (Note 3)                              (24,228)              (66,270)
                                                    ------------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (18,471,774)            5,166,601
                                                    ------------------    ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (16,877,079)            8,049,233

NET ASSETS BEGINNING OF PERIOD                             16,877,079            16,351,971
                                                    ------------------    ------------------

NET ASSETS END OF PERIOD                                          $ -          $ 24,401,204
--------------------------------------------        ==================    ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                        917,241             1,208,149

      Units Issued                                            164,528               522,637
      Units Redeemed                                       (1,081,769)             (169,468)
                                                    ------------------    ------------------

Units Outstanding at December 31, 2006                              -             1,561,318
                                                    ==================    ==================


(A)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.
(B)  PERIOD FROM JANUARY 1, 2006 THROUGH APRIL 30, 2006

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                     JNL/MCM             JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                                    Technology         Value Line(R)             VIP            Global Growth
                                                  Sector Portfolio     25 Portfolio         Portfolio           Portfolio
                                                  ---------------     ---------------     ---------------    ----------------
OPERATIONS
   Net investment income (loss)                        $ (39,933)         $ (889,197)         $ (130,060)         $ (134,715)
   Net realized gain (loss) on investments                29,303           1,627,680             158,352             897,379
   Net change in unrealized appreciation
      (depreciation) on investments                      189,597          (2,305,218)          1,216,960             779,357
                                                  ---------------     ---------------     ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       178,967          (1,566,735)          1,245,252           1,542,021
                                                  ---------------     ---------------     ---------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            703,507          23,688,952           7,552,806           3,525,889
   Surrenders and terminations                           (64,902)         (1,793,807)           (389,388)           (713,897)
   Transfers between portfolios                          524,621          (1,842,680)           (800,975)            575,870
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                          (1,122)            (60,382)             (6,674)            (45,557)
                                                  ---------------     ---------------     ---------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               1,162,104          19,992,083           6,355,769           3,342,305
                                                  ---------------     ---------------     ---------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  1,341,071          18,425,348           7,601,021           4,884,326

NET ASSETS BEGINNING OF PERIOD                         1,492,987          37,395,515           6,588,978           8,279,922
                                                  ---------------     ---------------     ---------------    ----------------

NET ASSETS END OF PERIOD                             $ 2,834,058        $ 55,820,863        $ 14,189,999        $ 13,164,248
-------------------------------------------       ===============     ===============     ===============    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   259,200           2,415,053             553,376             666,780

      Units Issued                                       264,777           2,173,251             705,515             410,572
      Units Redeemed                                     (66,825)           (864,223)           (179,834)           (155,303)
                                                  ---------------     ---------------     ---------------    ----------------

Units Outstanding at December 31, 2006                   457,152           3,724,081           1,079,057             922,049
                                                  ===============     ===============     ===============    ================



                                                  JNL/Oppenheimer        JNL/PIMCO          JNL/Putnam          JNL/Putnam
                                                      Growth          Total Return            Equity          Midcap Growth
                                                     Portfolio        Bond Portfolio         Portfolio           Portfolio
                                                  ----------------    ----------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                         $ (37,199)          $ 571,152           $ (33,792)          $ (41,140)
   Net realized gain (loss) on investments                 36,872             (99,762)              2,208             103,439
   Net change in unrealized appreciation
      (depreciation) on investments                        52,026             (39,861)            360,784               8,485
                                                  ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         51,699             431,529             329,200              70,784
                                                  ----------------    ----------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             327,242           7,327,119             225,874             322,026
   Surrenders and terminations                           (137,567)         (1,755,300)           (816,721)           (173,226)
   Transfers between portfolios                            80,970            (420,295)            (63,305)             13,853
   Net annuitization transactions                               -                   -                   -                   -
   Policyholder charges (Note 3)                           (8,449)            (80,587)            (17,263)            (12,967)
                                                  ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  262,196           5,070,937            (671,415)            149,686
                                                  ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     313,895           5,502,466            (342,215)            220,470

NET ASSETS BEGINNING OF PERIOD                          1,853,303          23,625,529           3,136,607           2,160,613
                                                  ----------------    ----------------    ----------------    ----------------

NET ASSETS END OF PERIOD                              $ 2,167,198        $ 29,127,995         $ 2,794,392         $ 2,381,083
-------------------------------------------       ================    ================    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    213,382           1,800,473             314,516             253,951

      Units Issued                                         78,329             996,915              23,398              72,879
      Units Redeemed                                      (49,507)           (638,987)           (107,710)            (56,287)
                                                  ----------------    ----------------    ----------------    ----------------

Units Outstanding at December 31, 2006                    242,204           2,158,401             230,204             270,543
                                                  ================    ================    ================    ================


                                                                         JNL/S&P
                                                    JNL/Putnam           Managed
                                                     Value Equity         Aggressive
                                                     Portfolio        Growth Portfolio
                                                  ----------------    ---------------
OPERATIONS
   Net investment income (loss)                         $ (97,326)        $ (831,848)
   Net realized gain (loss) on investments                226,033          6,316,724
   Net change in unrealized appreciation
      (depreciation) on investments                       531,849          2,495,576
                                                  ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        660,556          7,980,452
                                                  ----------------    ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             140,729          6,966,220
   Surrenders and terminations                         (1,092,547)        (6,995,589)
   Transfers between portfolios                          (132,795)        (5,596,858)
   Net annuitization transactions                               -                  -
   Policyholder charges (Note 3)                          (39,699)          (282,994)
                                                  ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (1,124,312)        (5,909,221)
                                                  ----------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    (463,756)         2,071,231

NET ASSETS BEGINNING OF PERIOD                          6,591,222         63,955,589
                                                  ----------------    ---------------

NET ASSETS END OF PERIOD                              $ 6,127,466       $ 66,026,820
-------------------------------------------       ================    ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    578,171          5,165,867

      Units Issued                                         22,404            673,224
      Units Redeemed                                     (135,043)        (1,190,417)
                                                  ----------------    ---------------

Units Outstanding at December 31, 2006                    465,532          4,648,674
                                                  ================    ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                   JNL/S&P                                     JNL/S&P                JNL/S&P
                                                   Managed               JNL/S&P               Managed                Managed
                                                Conservative             Managed               Moderate               Moderate
                                                  Portfolio          Growth Portfolio         Portfolio           Growth Portfolio
                                               ----------------      -----------------     -----------------      -----------------
OPERATIONS
   Net investment income (loss)                       $ 14,519             $ (574,976)             $ 25,529             $ (317,876)
   Net realized gain (loss) on investments             139,983              5,538,192               428,790              3,854,939
   Net change in unrealized appreciation
      on investments                                   327,951              4,855,895             1,404,696              4,363,526
                                               ----------------      -----------------     -----------------      -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     482,453              9,819,111             1,859,015              7,900,589
                                               ----------------      -----------------     -----------------      -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        3,620,437             18,588,149            10,360,907             22,904,794
   Surrenders and terminations                        (332,398)            (6,049,462)           (1,011,850)            (5,209,728)
   Transfers between portfolios                       (144,033)            (1,265,112)              348,341              2,799,706
   Net annuitization transactions                            -                      -                     -                (95,753)
   Policyholder charges (Note 3)                        (5,871)              (231,854)              (15,296)              (112,378)
                                               ----------------      -----------------     -----------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             3,138,135             11,041,721             9,682,102             20,286,641
                                               ----------------      -----------------     -----------------      -----------------

NET INCREASE IN NET ASSETS                           3,620,588             20,860,832            11,541,117             28,187,230

NET ASSETS BEGINNING OF PERIOD                       6,204,627             73,034,155            16,237,721             64,507,428
                                               ----------------      -----------------     -----------------      -----------------

NET ASSETS END OF PERIOD                           $ 9,825,215           $ 93,894,987          $ 27,778,838           $ 92,694,658
--------------------------------------------   ================      =================     =================      =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 591,838              5,714,755             1,506,225              5,166,600

      Units Issued                                     514,775              1,596,197             1,151,093              2,288,518
      Units Redeemed                                  (222,701)              (829,842)             (282,712)              (780,567)
                                               ----------------      -----------------     -----------------      -----------------

Units Outstanding at December 31, 2006                 883,912              6,481,110             2,374,606              6,674,551
                                               ================      =================     =================      =================


                                                       JNL/S&P                 JNL/S&P               JNL/S&P
                                                      Retirement              Retirement            Retirement
                                                   2015 Portfolio (a)      2020 Portfolio (a)    2025 Portfolio (a)
                                                   -----------------       -----------------     -----------------
OPERATIONS
   Net investment income (loss)                            $ (2,062)               $ (1,400)               $ (600)
   Net realized gain (loss) on investments                   (3,234)                    157                   270
   Net change in unrealized appreciation
      on investments                                         15,357                  17,805                 5,323
                                                   -----------------       -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           10,061                  16,562                 4,993
                                                   -----------------       -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               268,824                 238,190                76,759
   Surrenders and terminations                                 (143)                 (2,551)               (4,215)
   Transfers between portfolios                              55,359                    (140)                4,327
   Net annuitization transactions                                 -                       -                     -
   Policyholder charges (Note 3)                                  -                       -                     -
                                                   -----------------       -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    324,040                 235,499                76,871
                                                   -----------------       -----------------     -----------------

NET INCREASE IN NET ASSETS                                  334,101                 252,061                81,864

NET ASSETS BEGINNING OF PERIOD                                    -                       -                     -
                                                   -----------------       -----------------     -----------------

NET ASSETS END OF PERIOD                                  $ 334,101               $ 252,061              $ 81,864
--------------------------------------------       =================       =================     =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                            -                       -                     -

      Units Issued                                           42,231                  23,446                 7,964
      Units Redeemed                                        (11,342)                   (412)                 (535)
                                                   -----------------       -----------------     -----------------

Units Outstanding at December 31, 2006                       30,889                  23,034                 7,429
                                                   =================       =================     =================


                                                       JNL/S&P              JNL/Select             JNL/Select
                                                      Retirement             Balanced            Global Growth
                                                   Income Portfolio (a)     Portfolio              Portfolio
                                                   -----------------     -----------------      -----------------
OPERATIONS
   Net investment income (loss)                            $ (9,460)            $ 119,419              $ (44,745)
   Net realized gain (loss) on investments                    3,217               399,301               (254,603)
   Net change in unrealized appreciation
      on investments                                         59,011               871,085                696,115
                                                   -----------------     -----------------      -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           52,768             1,389,805                396,767
                                                   -----------------     -----------------      -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             1,153,509             1,844,393                431,976
   Surrenders and terminations                               (9,241)           (1,807,816)              (642,543)
   Transfers between portfolios                             362,935              (127,906)               (85,611)
   Net annuitization transactions                                 -                     -                      -
   Policyholder charges (Note 3)                                  -               (66,396)               (26,050)
                                                   -----------------     -----------------      -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,507,203              (157,725)              (322,228)
                                                   -----------------     -----------------      -----------------

NET INCREASE IN NET ASSETS                                1,559,971             1,232,080                 74,539

NET ASSETS BEGINNING OF PERIOD                                    -            11,919,967              3,601,108
                                                   -----------------     -----------------      -----------------

NET ASSETS END OF PERIOD                                $ 1,559,971          $ 13,152,047            $ 3,675,647
--------------------------------------------       =================     =================      =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                            -               658,722                325,631

      Units Issued                                          159,911               183,394                 36,995
      Units Redeemed                                        (12,504)             (228,139)               (89,399)
                                                   -----------------     -----------------      -----------------

Units Outstanding at December 31, 2006                      147,407               613,977                273,227
                                                   =================     =================      =================


(A)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                                                JNL/T. Rowe
                                                    JNL/Select          JNL/Select             JNL/               Price
                                                    Large Cap          Money Market        Select Value        Established
                                                  Growth Portfolio      Portfolio           Portfolio         Growth Portfolio
                                                  ---------------     ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                       $ (116,652)          $ 399,191            $ 70,579          $ (234,011)
   Net realized gain (loss) on investments              (240,581)                  9             391,061             582,695
   Net change in unrealized appreciation
      (depreciation) on investments                      570,995                  (8)            509,608           2,198,661
                                                  ---------------     ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       213,762             399,192             971,248           2,547,345
                                                  ---------------     ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          1,201,226          10,777,494           1,658,928           5,134,405
   Surrenders and terminations                        (1,100,306)         (4,795,770)           (504,607)         (1,560,300)
   Transfers between portfolios                         (120,664)        (14,740,545)          1,296,089            (320,528)
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                         (59,609)            (78,612)            (39,909)            (59,923)
                                                  ---------------     ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (79,353)         (8,837,433)          2,410,501           3,193,654
                                                  ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    134,409          (8,438,241)          3,381,749           5,740,999

NET ASSETS BEGINNING OF PERIOD                         7,391,698          23,951,124           4,249,393          18,904,129
                                                  ---------------     ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                             $ 7,526,107        $ 15,512,883         $ 7,631,142        $ 24,645,128
------------------------------------------------  ===============     ===============     ===============     ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   622,928           2,129,145             246,236           1,005,858

      Units Issued                                        79,058           2,423,602             185,230             214,336
      Units Redeemed                                    (173,904)         (3,244,080)            (59,842)           (160,416)
                                                  ---------------     ---------------     ---------------     ---------------

Units Outstanding at December 31, 2006                   528,082           1,308,667             371,624           1,059,778
                                                  ===============     ===============     ===============     ===============


                                                    JNL/T. Rowe
                                                  Price Mid-Cap        JNL/T. Rowe         JNL/Western         JNL/Western
                                                      Growth           Price Value         High Yield        Strategic Bond
                                                    Portfolio           Portfolio        Bond Portfolio         Portfolio
                                                  ---------------     ---------------    ----------------    ----------------
OPERATIONS
   Net investment income (loss)                       $ (196,942)          $ (64,461)          $ 892,664          $ (166,416)
   Net realized gain (loss) on investments             2,758,859           2,231,015             (62,949)            (42,635)
   Net change in unrealized appreciation
      (depreciation) on investments                   (1,248,059)          1,994,760             476,123             504,127
                                                  ---------------     ---------------    ----------------    ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,313,858           4,161,314           1,305,838             295,076
                                                  ---------------     ---------------    ----------------    ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          6,265,983           5,726,228           4,957,108           3,608,257
   Surrenders and terminations                        (2,037,115)         (1,523,377)         (1,638,015)           (946,950)
   Transfers between portfolios                       (1,350,353)           (950,785)          1,297,830            (584,905)
   Net annuitization transactions                              -                   -                   -                   -
   Policyholder charges (Note 3)                        (102,787)            (87,643)            (45,102)            (79,507)
                                                  ---------------     ---------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               2,775,728           3,164,423           4,571,821           1,996,895
                                                  ---------------     ---------------    ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  4,089,586           7,325,737           5,877,659           2,291,971

NET ASSETS BEGINNING OF PERIOD                        23,757,428          21,334,428          12,201,125           8,474,769
                                                  ---------------     ---------------    ----------------    ----------------

NET ASSETS END OF PERIOD                            $ 27,847,014        $ 28,660,165        $ 18,078,784        $ 10,766,740
------------------------------------------------  ===============     ===============    ================    ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                   874,981           1,593,460           1,039,865             517,693

      Units Issued                                       227,465             482,613             749,111             229,728
      Units Redeemed                                    (209,445)           (272,079)           (409,973)           (134,592)
                                                  ---------------     ---------------    ----------------    ----------------

Units Outstanding at December 31, 2006                   893,001           1,803,994           1,379,003             612,829
                                                  ===============     ===============    ================    ================


                                                    JNL/Western
                                                  U.S. Government
                                                     & Quality
                                                  Bond Portfolio
                                                  ----------------
OPERATIONS
   Net investment income (loss)                        $ (150,486)
   Net realized gain (loss) on investments               (122,342)
   Net change in unrealized appreciation
      (depreciation) on investments                       413,303
                                                  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        140,475
                                                  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           1,471,831
   Surrenders and terminations                         (1,518,957)
   Transfers between portfolios                           (30,253)
   Net annuitization transactions                               -
   Policyholder charges (Note 3)                          (33,752)
                                                  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (111,131)
                                                  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      29,344

NET ASSETS BEGINNING OF PERIOD                          8,561,677
                                                  ----------------

NET ASSETS END OF PERIOD                              $ 8,591,021
------------------------------------------------  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                    640,155

      Units Issued                                        224,305
      Units Redeemed                                     (249,487)
                                                  ----------------

Units Outstanding at December 31, 2006                    614,973
                                                  ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                        JNL/AIM              JNL/AIM              JNL/AIM             JNL/Alger
                                                        Large Cap          Real Estate            Small Cap             Growth
                                                    Growth Portfolio      Portfolio (a)       Growth Portfolio        Portfolio
                                                    -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment loss                                     $ (68,025)            $ (6,971)           $ (59,269)           $ (94,080)
   Net realized gain (loss) on investments                    72,864                2,403              173,954             (162,818)
   Net change in unrealized appreciation
      (depreciation) on investments                          234,914               69,056               99,406              952,598
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           239,753               64,488              214,091              695,700
                                                    -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              1,396,589              882,334              414,840              927,892
   Surrenders and terminations                              (361,027)              (7,121)            (477,422)            (938,450)
   Transfers between portfolios                               38,359              239,283             (381,760)            (135,805)
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                              (7,488)                (127)              (8,864)             (17,514)
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   1,066,433            1,114,369             (453,206)            (163,877)
                                                    -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      1,306,186            1,178,857             (239,115)             531,823

NET ASSETS BEGINNING OF PERIOD                             3,366,163                    -            3,726,628            6,712,927
                                                    -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                 $ 4,672,349          $ 1,178,857          $ 3,487,513          $ 7,244,750
------------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       312,417                    -              323,688              660,597

      Units Issued                                           195,973              123,759              125,385              163,329
      Units Redeemed                                         (99,077)             (21,670)            (166,481)            (205,613)
                                                    -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                       409,313              102,089              282,592              618,313
                                                    =================    =================    =================    =================


                                                      JNL/Alliance          JNL/Eagle            JNL/Eagle             JNL/FMR
                                                        Capital             Core Equity           SmallCap             Balanced
                                                    Growth Portfolio (b)    Portfolio         Equity Portfolio        Portfolio
                                                    -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment loss                                      $ (9,005)           $ (36,089)           $ (71,396)          $ (136,540)
   Net realized gain (loss) on investments                   (11,077)              77,034              366,312              210,838
   Net change in unrealized appreciation
      (depreciation) on investments                         (137,108)              40,203             (279,886)             605,208
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (157,190)              81,148               15,030              679,506
                                                    -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 12,926              486,023              711,897            1,768,545
   Surrenders and terminations                               (64,912)            (336,178)            (440,455)            (617,973)
   Transfers between portfolios                           (1,712,102)             (83,872)          (1,079,788)             193,450
   Net annuitization transactions                                  -                    -                    -                    -
   Policyholder charges (Note 3)                              (1,937)              (6,043)              (9,910)              (8,863)
                                                    -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (1,766,025)              59,930             (818,256)           1,335,159
                                                    -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (1,923,215)             141,078             (803,226)           2,014,665

NET ASSETS BEGINNING OF PERIOD                             1,923,215            4,370,766            5,125,113            6,684,019
                                                    -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                                         $ -          $ 4,511,844          $ 4,321,887          $ 8,698,684
------------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       274,356              353,771              347,075              647,743

      Units Issued                                             5,088              117,814               64,804              323,358
      Units Redeemed                                        (279,444)            (123,247)            (136,841)            (181,298)
                                                    -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                             -              348,338              275,038              789,803
                                                    =================    =================    =================    =================


                                                                               JNL/Franklin
                                                            JNL/FMR             Templeton
                                                         Mid-Cap Equity         Small Cap
                                                           Portfolio         Value Portfolio (a)
                                                        -----------------    -----------------
OPERATIONS
   Net investment loss                                         $ (66,692)            $ (2,264)
   Net realized gain (loss) on investments                      (567,067)                (111)
   Net change in unrealized appreciation
      (depreciation) on investments                              865,860               11,825
                                                        -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               232,101                9,450
                                                        -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    420,730              355,322
   Surrenders and terminations                                  (744,795)              (3,159)
   Transfers between portfolios                                 (261,722)             160,707
   Net annuitization transactions                                      -                    -
   Policyholder charges (Note 3)                                 (13,607)                (118)
                                                        -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                        (599,394)             512,752
                                                        -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                           (367,293)             522,202

NET ASSETS BEGINNING OF PERIOD                                 5,971,124                    -
                                                        -----------------    -----------------

NET ASSETS END OF PERIOD                                     $ 5,603,831            $ 522,202
------------------------------------------------        =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                           572,374                    -

      Units Issued                                                45,144               49,079
      Units Redeemed                                            (111,983)                (952)
                                                        -----------------    -----------------

Units Outstanding at December 31, 2005                           505,535               48,127
                                                        =================    =================

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(B)  PERIOD FROM JANUARY 1, 2005 THROUGH APRIL 28, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                           JNL/Goldman         JNL/JPMorgan       JNL/JPMorgan          JNL/
                                                          Sachs Mid Cap        International      International    Lazard Mid Cap
                                                         Value Portfolio (a)  Equity Portfolio   Value Portfolio   Value Portfolio
                                                         ----------------     ----------------   ----------------  ----------------
OPERATIONS
   Net investment income (loss)                                 $ (3,189)             $ 5,987          $ (50,105)        $ 673,965
   Net realized gain on investments                                   54              208,237            187,585           631,534
   Net change in unrealized appreciation
      (depreciation) on investments                               17,775               95,968            539,385          (763,338)
                                                         ----------------     ----------------   ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                14,640              310,192            676,865           542,161
                                                         ----------------     ----------------   ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                    341,758              786,509          1,576,317         2,439,964
   Surrenders and terminations                                    (4,533)            (372,076)          (183,427)         (599,688)
   Transfers between portfolios                                   91,591             (104,778)           904,907           513,185
   Net annuitization transactions                                      -                    -             25,543                 -
   Policyholder charges (Note 3)                                      (2)              (7,997)            (3,904)           (8,563)
                                                         ----------------     ----------------   ----------------  ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                         428,814              301,658          2,319,436         2,344,898
                                                         ----------------     ----------------   ----------------  ----------------

NET INCREASE IN NET ASSETS                                       443,454              611,850          2,996,301         2,887,059

NET ASSETS BEGINNING OF PERIOD                                         -            3,078,290          2,677,193         5,868,338
                                                         ----------------     ----------------   ----------------  ----------------

NET ASSETS END OF PERIOD                                       $ 443,454          $ 3,690,140        $ 5,673,494       $ 8,755,397
-----------------------------------------------------    ================     ================   ================  ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                                 -              294,960            233,108           368,270

      Units Issued                                                42,508              130,268            293,189           220,446
      Units Redeemed                                              (2,878)            (117,200)           (79,643)          (80,684)
                                                         ----------------     ----------------   ----------------  ----------------

Units Outstanding at December 31, 2005                            39,630              308,028            446,654           508,032
                                                         ================     ================   ================  ================


                                                                  JNL/                JNL/MCM              JNL/MCM
                                                             Lazard Small Cap           25               Bond Index
                                                             Value Portfolio       Portfolio NY           Portfolio
                                                             ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                                    $ 202,752           $ (438,730)            $ 98,553
   Net realized gain on investments                                  499,773              921,465               31,279
   Net change in unrealized appreciation
      (depreciation) on investments                                 (569,450)          (1,401,203)            (143,067)
                                                             ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                   133,075             (918,468)             (13,235)
                                                             ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                      1,311,316            9,539,695            5,357,358
   Surrenders and terminations                                      (457,549)          (1,178,616)            (383,000)
   Transfers between portfolios                                       (3,179)          (4,424,874)             346,801
   Net annuitization transactions                                          -                    -               11,430
   Policyholder charges (Note 3)                                      (5,841)             (16,136)             (11,072)
                                                             ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                             844,747            3,920,069            5,321,517
                                                             ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                           977,822            3,001,601            5,308,282

NET ASSETS BEGINNING OF PERIOD                                     4,898,187           18,622,928            4,233,522
                                                             ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                         $ 5,876,009         $ 21,624,529          $ 9,541,804
-----------------------------------------------------        ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                               348,355            1,173,209              388,363

      Units Issued                                                   171,868              772,865              569,954
      Units Redeemed                                                (112,497)            (515,446)             (83,455)
                                                             ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                               407,726            1,430,628              874,862
                                                             ================     ================     ================

                                                                                                          JNL/MCM
                                                                 JNL/MCM              JNL/MCM             Enhanced
                                                             Communications       Consumer Brands       S&P 500 Stock
                                                             Sector Portfolio     Sector Portfolio     Index Portfolio
                                                             ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                                     $ 42,430              $ 4,333            $ 158,949
   Net realized gain on investments                                   18,518               12,173              163,747
   Net change in unrealized appreciation
      (depreciation) on investments                                  (45,670)             (26,119)            (254,841)
                                                             ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                    15,278               (9,613)              67,855
                                                             ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                        142,401              241,890            1,098,520
   Surrenders and terminations                                       (10,307)             (10,151)            (211,377)
   Transfers between portfolios                                       34,815              192,868              140,340
   Net annuitization transactions                                          -                    -                    -
   Policyholder charges (Note 3)                                        (320)                (373)              (2,444)
                                                             ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                             166,589              424,234            1,025,039
                                                             ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                           181,867              414,621            1,092,894

NET ASSETS BEGINNING OF PERIOD                                       295,574              210,647            2,323,486
                                                             ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                           $ 477,441            $ 625,268          $ 3,416,380
-----------------------------------------------------        ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                                53,999               19,789              262,468

      Units Issued                                                    99,744               60,742              170,684
      Units Redeemed                                                 (56,359)             (19,118)             (40,786)
                                                             ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                                97,384               61,413              392,366
                                                             ================     ================     ================

(A)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                        JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                       Financial             Global             Healthcare          International
                                                    Sector Portfolio      15 Portfolio        Sector Portfolio     Index Portfolio
                                                    ----------------     ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                             $ 1,850           $ (286,100)           $ (27,959)           $ 157,287
   Net realized gain on investments                           3,612              402,549               17,756            1,881,802
   Net change in unrealized appreciation
      (depreciation) on investments                          40,450            1,391,835              158,579             (451,342)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           45,912            1,508,284              148,376            1,587,747
                                                    ----------------     ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               434,888            7,213,778            1,824,930            7,803,445
   Surrenders and terminations                               (8,891)            (667,419)             (56,067)            (511,942)
   Transfers between portfolios                              89,302            1,036,715            1,220,427              891,762
   Net annuitization transactions                                 -               25,543                    -               13,194
   Policyholder charges (Note 3)                               (101)             (13,930)                (859)             (14,304)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    515,198            7,594,687            2,988,431            8,182,155
                                                    ----------------     ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                                  561,110            9,102,971            3,136,807            9,769,902

NET ASSETS BEGINNING OF PERIOD                              383,595           11,079,124            1,286,977            7,219,086
                                                    ----------------     ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                                  $ 944,705         $ 20,182,095          $ 4,423,784         $ 16,988,988
-----------------------------------------------     ================     ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                       32,906              718,709              122,654              530,196

      Units Issued                                           48,978              669,256              297,840              693,231
      Units Redeemed                                         (3,932)            (173,376)             (19,229)             (96,055)
                                                    ----------------     ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                       77,952            1,214,589              401,265            1,127,372
                                                    ================     ================     ================     ================


                                                        JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                         JNL 5               Nasdaq(R)             Oil & Gas         S&P 400 MidCap
                                                       Portfolio          15 Portfolio        Sector Portfolio     Index Portfolio
                                                    ----------------     ----------------     ----------------     ----------------
OPERATIONS
   Net investment income (loss)                          $ (559,016)           $ (27,968)            $ 35,634            $ (87,188)
   Net realized gain on investments                         206,347               71,555              308,602            1,381,967
   Net change in unrealized appreciation
      (depreciation) on investments                       3,872,622               (8,964)             369,852              594,527
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        3,519,953               34,623              714,088            1,889,306
                                                    ----------------     ----------------     ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            47,225,943            1,291,274            2,995,395            7,763,024
   Surrenders and terminations                             (992,638)          (1,089,357)            (215,774)            (888,741)
   Transfers between portfolios                           6,460,599               76,252            1,185,517           (2,142,025)
   Net annuitization transactions                                 -                    -                    -               12,676
   Policyholder charges (Note 3)                            (31,217)                (619)              (5,249)             (17,016)
                                                    ----------------     ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 52,662,687              277,550            3,959,889            4,727,918
                                                    ----------------     ----------------     ----------------     ----------------

NET INCREASE IN NET ASSETS                               56,182,640              312,173            4,673,977            6,617,224

NET ASSETS BEGINNING OF PERIOD                            5,265,320            1,210,699              725,751           12,779,701
                                                    ----------------     ----------------     ----------------     ----------------

NET ASSETS END OF PERIOD                               $ 61,447,960          $ 1,522,872          $ 5,399,728         $ 19,396,925
-----------------------------------------------     ================     ================     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      483,519              111,760               44,819              996,119

      Units Issued                                        5,020,756              151,435              299,977              714,622
      Units Redeemed                                       (311,513)            (118,312)            (100,746)            (334,260)
                                                    ----------------     ----------------     ----------------     ----------------

Units Outstanding at December 31, 2005                    5,192,762              144,883              244,050            1,376,481
                                                    ================     ================     ================     ================


                                                        JNL/MCM              JNL/MCM
                                                          S&P 500           Select Small
                                                    Index Portfolio      Cap Portfolio NY
                                                    ----------------     ----------------
OPERATIONS
   Net investment income (loss)                           $ (93,561)          $ (244,829)
   Net realized gain on investments                       1,004,777              269,847
   Net change in unrealized appreciation
      (depreciation) on investments                        (183,830)           1,083,375
                                                    ----------------     ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          727,386            1,108,393
                                                    ----------------     ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            10,082,814            5,522,657
   Surrenders and terminations                           (1,290,156)            (451,756)
   Transfers between portfolios                             604,415              577,330
   Net annuitization transactions                            12,234                    -
   Policyholder charges (Note 3)                            (31,951)              (8,076)
                                                    ----------------     ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  9,377,356            5,640,155
                                                    ----------------     ----------------

NET INCREASE IN NET ASSETS                               10,104,742            6,748,548

NET ASSETS BEGINNING OF PERIOD                           16,268,999           10,128,531
                                                    ----------------     ----------------

NET ASSETS END OF PERIOD                               $ 26,373,741         $ 16,877,079
-----------------------------------------------     ================     ================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    1,524,788              586,912

      Units Issued                                        1,179,432              409,228
      Units Redeemed                                       (268,494)             (78,899)
                                                    ----------------     ----------------

Units Outstanding at December 31, 2005                    2,435,726              917,241
                                                    ================     ================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                      JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                                     Small Cap            Technology             Dow SM              S&P(R)
                                                  Index Portfolio      Sector Portfolio       10 Portfolio         10 Portfolio
                                                  -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                           $ 14,916                $ 938           $ (349,874)          $ (455,428)
   Net realized gain (loss) on investments                 737,355               13,760              140,108            3,015,763
   Net change in unrealized appreciation
      (depreciation) on investments                       (149,541)              23,777           (1,076,290)           4,476,688
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         602,730               38,475           (1,286,056)           7,037,023
                                                  -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,639,712              692,364            6,855,069            7,698,564
   Surrenders and terminations                            (951,920)             (21,039)            (874,269)          (1,373,527)
   Transfers between portfolios                           (468,117)             304,726              551,035           (3,955,055)
   Net annuitization transactions                           12,630                    -                    -                    -
   Policyholder charges (Note 3)                           (22,090)                (374)             (21,055)             (18,289)
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 5,210,215              975,677            6,510,780            2,351,693
                                                  -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    5,812,945            1,014,152            5,224,724            9,388,716

NET ASSETS BEGINNING OF PERIOD                          10,539,026              478,835           15,799,370           16,372,397
                                                  -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 16,351,971          $ 1,492,987         $ 21,024,094         $ 25,761,113
----------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     789,974               85,202            1,134,374            1,265,547

      Units Issued                                         610,828              225,325              699,938              786,576
      Units Redeemed                                      (192,653)             (51,327)            (201,803)            (575,432)
                                                  -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                   1,208,149              259,200            1,632,509            1,476,691
                                                  =================    =================    =================    =================


                                                      JNL/MCM              JNL/MCM            JNL/Oppenheimer      JNL/Oppenheimer
                                                    Value Line(R)            VIP               Global Growth          Growth
                                                    25 Portfolio          Portfolio              Portfolio          Portfolio
                                                  -----------------    -----------------    -----------------    -----------------
OPERATIONS
   Net investment income (loss)                         $ (435,947)           $ (38,819)           $ (96,424)           $ (25,713)
   Net realized gain (loss) on investments                 944,883               46,868              290,229               14,994
   Net change in unrealized appreciation
      (depreciation) on investments                      7,208,496              429,307              631,635              126,290
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       7,717,432              437,356              825,440              115,571
                                                  -----------------    -----------------    -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           15,128,803            4,213,182            2,196,215              304,855
   Surrenders and terminations                            (825,142)            (129,159)            (579,749)            (118,223)
   Transfers between portfolios                          1,453,510            1,758,632              543,373              108,142
   Net annuitization transactions                                -                    -               25,543                    -
   Policyholder charges (Note 3)                           (20,127)              (2,225)             (15,186)              (2,816)
                                                  -----------------    -----------------    -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                15,737,044            5,840,430            2,170,196              291,958
                                                  -----------------    -----------------    -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   23,454,476            6,277,786            2,995,636              407,529

NET ASSETS BEGINNING OF PERIOD                          13,941,039              311,192            5,284,286            1,445,774
                                                  -----------------    -----------------    -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 37,395,515          $ 6,588,978          $ 8,279,922          $ 1,853,303
----------------------------------------------    =================    =================    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   1,227,698               28,311              473,742              177,850

      Units Issued                                       1,557,051              580,186              331,701               67,246
      Units Redeemed                                      (369,696)             (55,121)            (138,663)             (31,714)
                                                  -----------------    -----------------    -----------------    -----------------

Units Outstanding at December 31, 2005                   2,415,053              553,376              666,780              213,382
                                                  =================    =================    =================    =================


                                                     JNL/PIMCO            JNL/Putnam
                                                    Total Return            Equity
                                                   Bond Portfolio         Portfolio
                                                  -----------------    -----------------
OPERATIONS
   Net investment income (loss)                          $ 530,512            $ (19,361)
   Net realized gain (loss) on investments                 237,635              (58,115)
   Net change in unrealized appreciation
      (depreciation) on investments                       (739,988)             282,841
                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          28,159              205,365
                                                  -----------------    -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,810,341              175,027
   Surrenders and terminations                          (1,277,377)            (305,221)
   Transfers between portfolios                          2,590,606              (86,743)
   Net annuitization transactions                                -                    -
   Policyholder charges (Note 3)                           (26,862)              (5,754)
                                                  -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 8,096,708             (222,691)
                                                  -----------------    -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    8,124,867              (17,326)

NET ASSETS BEGINNING OF PERIOD                          15,500,662            3,153,933
                                                  -----------------    -----------------

NET ASSETS END OF PERIOD                              $ 23,625,529          $ 3,136,607
----------------------------------------------    =================    =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   1,210,278              352,497

      Units Issued                                         898,989               14,589
      Units Redeemed                                      (308,794)             (52,570)
                                                  -----------------    -----------------

Units Outstanding at December 31, 2005                   1,800,473              314,516
                                                  =================    =================

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                               JNL/S&P             JNL/S&P
                                                       JNL/Putnam         JNL/Putnam           Managed             Managed
                                                     Midcap Growth       Value Equity         Aggressive         Conservative
                                                       Portfolio          Portfolio         Growth Portfolio      Portfolio
                                                     ---------------    ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                           $ (29,992)         $ (36,995)         $ (692,234)          $ (54,027)
   Net realized gain on investments                          61,150            114,036           1,354,394              14,818
   Net change in unrealized appreciation
      (depreciation) on investments                         147,040            133,571           3,153,366             133,561
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          178,198            210,612           3,815,526              94,352
                                                     ---------------    ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               435,853            326,788           8,790,210           4,599,529
   Surrenders and terminations                             (241,312)          (661,297)         (4,091,307)           (122,845)
   Transfers between portfolios                              (1,240)          (357,556)         (7,032,388)            435,190
   Net annuitization transactions                                 -                  -                   -                   -
   Policyholder charges (Note 3)                             (4,322)           (13,233)            (94,331)             (1,957)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    188,979           (705,298)         (2,427,816)          4,909,917
                                                     ---------------    ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       367,177           (494,686)          1,387,710           5,004,269

NET ASSETS BEGINNING OF PERIOD                            1,793,436          7,085,908          62,567,879           1,200,358
                                                     ---------------    ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                                $ 2,160,613        $ 6,591,222        $ 63,955,589         $ 6,204,627
------------------------------------------------     ===============    ===============     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      228,044            660,250           5,414,105             116,468

      Units Issued                                           79,531             36,946             872,917             578,539
      Units Redeemed                                        (53,624)          (119,025)         (1,121,155)           (103,169)
                                                     ---------------    ---------------     ---------------     ---------------

Units Outstanding at December 31, 2005                      253,951            578,171           5,165,867             591,838
                                                     ===============    ===============     ===============     ===============



                                                                           JNL/S&P             JNL/S&P
                                                        JNL/S&P            Managed             Managed            JNL/Select
                                                        Managed            Moderate            Moderate            Balanced
                                                     Growth Portfolio     Portfolio         Growth Portfolio      Portfolio
                                                     ---------------    ---------------     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                          $ (327,875)        $ (144,046)          $ 126,828           $ 255,437
   Net realized gain on investments                       3,607,561             53,519             950,551           1,444,617
   Net change in unrealized appreciation
      (depreciation) on investments                         528,041            541,833           1,726,921          (1,302,195)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        3,807,727            451,306           2,804,300             397,859
                                                     ---------------    ---------------     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            13,593,708         12,850,301          23,236,349           1,859,623
   Surrenders and terminations                           (4,372,859)          (390,774)         (2,447,009)         (1,332,696)
   Transfers between portfolios                            (363,915)         1,395,847           3,081,379              94,736
   Net annuitization transactions                                 -                  -              25,543                   -
   Policyholder charges (Note 3)                            (77,285)            (5,099)            (37,459)            (22,132)
                                                     ---------------    ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  8,779,649         13,850,275          23,858,803             599,531
                                                     ---------------    ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    12,587,376         14,301,581          26,663,103             997,390

NET ASSETS BEGINNING OF PERIOD                           60,446,779          1,936,140          37,844,325          10,922,577
                                                     ---------------    ---------------     ---------------     ---------------

NET ASSETS END OF PERIOD                               $ 73,034,155       $ 16,237,721        $ 64,507,428        $ 11,919,967
------------------------------------------------     ===============    ===============     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    5,036,596            184,732           3,187,258             654,654

      Units Issued                                        1,423,088          1,446,386           2,423,398             139,153
      Units Redeemed                                       (744,929)          (124,893)           (444,056)           (135,085)
                                                     ---------------    ---------------     ---------------     ---------------

Units Outstanding at December 31, 2005                    5,714,755          1,506,225           5,166,600             658,722
                                                     ===============    ===============     ===============     ===============


                                                       JNL/Select          JNL/Select
                                                     Global Growth         Large Cap
                                                       Portfolio         Growth Portfolio
                                                     ---------------     ---------------
OPERATIONS
   Net investment income (loss)                           $ (32,076)         $ (112,217)
   Net realized gain on investments                        (417,809)           (405,319)
   Net change in unrealized appreciation
      (depreciation) on investments                         456,287             748,565
                                                     ---------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            6,402             231,029
                                                     ---------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               539,464           1,281,534
   Surrenders and terminations                             (482,881)         (1,029,318)
   Transfers between portfolios                            (107,252)           (202,733)
   Net annuitization transactions                                 -                   -
   Policyholder charges (Note 3)                             (8,683)            (19,870)
                                                     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    (59,352)             29,613
                                                     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                       (52,950)            260,642

NET ASSETS BEGINNING OF PERIOD                            3,654,058           7,131,056
                                                     ---------------     ---------------

NET ASSETS END OF PERIOD                                $ 3,601,108         $ 7,391,698
------------------------------------------------     ===============     ===============


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      356,859             698,099

      Units Issued                                           53,025              87,555
      Units Redeemed                                        (84,253)           (162,726)
                                                     ---------------     ---------------

Units Outstanding at December 31, 2005                      325,631             622,928
                                                     ===============     ===============

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                              JNL/T. Rowe           JNL/T. Rowe
                                                    JNL/Select              JNL/                 Price             Price Mid-Cap
                                                   Money Market         Select Value          Established              Growth
                                                    Portfolio             Portfolio         Growth Portfolio         Portfolio
                                                 -----------------     ----------------     -----------------     -----------------
OPERATIONS
   Net investment income (loss)                          $ 62,022             $ 47,394            $ (200,271)           $ (247,553)
   Net realized gain (loss) on investments                     59              280,010               231,665             2,125,393
   Net change in unrealized appreciation
      (depreciation) on investments                           (59)             (82,578)              929,675               580,113
                                                 -----------------     ----------------     -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         62,022              244,826               961,069             2,457,953
                                                 -----------------     ----------------     -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           4,144,024              752,202             6,236,075             6,782,847
   Surrenders and terminations                         (1,065,413)            (572,789)             (968,058)           (1,740,421)
   Transfers between portfolios                        15,619,025              392,418             1,627,802               256,016
   Net annuitization transactions                               -                    -                     -                     -
   Policyholder charges (Note 3)                          (26,204)             (13,303)              (19,974)              (34,262)
                                                 -----------------     ----------------     -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               18,671,432              558,528             6,875,845             5,264,180
                                                 -----------------     ----------------     -----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  18,733,454              803,354             7,836,914             7,722,133

NET ASSETS BEGINNING OF PERIOD                          5,217,670            3,446,039            11,067,215            16,035,295
                                                 -----------------     ----------------     -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 23,951,124          $ 4,249,393          $ 18,904,129          $ 23,757,428
----------------------------------------------   =================     ================     =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    468,684              211,802               699,670               769,763

      Units Issued                                      2,522,611               84,388               470,035               310,465
      Units Redeemed                                     (862,150)             (49,954)             (163,847)             (205,247)
                                                 -----------------     ----------------     -----------------     -----------------

Units Outstanding at December 31, 2005                  2,129,145              246,236             1,005,858               874,981
                                                 =================     ================     =================     =================


                                                                                                                    JNL/Western
                                                   JNL/T. Rowe           JNL/Western          JNL/Western         U.S. Government
                                                   Price Value            High Yield         Strategic Bond           & Quality
                                                    Portfolio           Bond Portfolio         Portfolio           Bond Portfolio
                                                 -----------------     -----------------    -----------------     -----------------
OPERATIONS
   Net investment income (loss)                         $ 119,221             $ 656,036            $ 296,151             $ 179,355
   Net realized gain (loss) on investments                769,272               172,080              104,974                19,695
   Net change in unrealized appreciation
      (depreciation) on investments                        (7,650)             (804,074)            (335,306)             (151,035)
                                                 -----------------     -----------------    -----------------     -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        880,843                24,042               65,819                48,015
                                                 -----------------     -----------------    -----------------     -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           7,107,148             2,532,847            3,468,928             1,434,739
   Surrenders and terminations                         (1,176,010)             (935,400)            (657,362)             (651,546)
   Transfers between portfolios                           652,344            (2,639,122)            (403,914)             (100,590)
   Net annuitization transactions                               -                     -                    -                     -
   Policyholder charges (Note 3)                          (29,214)              (15,034)             (26,502)              (11,251)
                                                 -----------------     -----------------    -----------------     -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                6,554,268            (1,056,709)           2,381,150               671,352
                                                 -----------------     -----------------    -----------------     -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   7,435,111            (1,032,667)           2,446,969               719,367

NET ASSETS BEGINNING OF PERIOD                         13,899,317            13,233,792            6,027,800             7,842,310
                                                 -----------------     -----------------    -----------------     -----------------

NET ASSETS END OF PERIOD                             $ 21,334,428          $ 12,201,125          $ 8,474,769           $ 8,561,677
----------------------------------------------   =================     =================    =================     =================


1 CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  1,093,832             1,123,587              386,185               601,084

      Units Issued                                        720,415               611,992              261,777               201,545
      Units Redeemed                                     (220,787)             (695,714)            (130,269)             (162,474)
                                                 -----------------     -----------------    -----------------     -----------------

Units Outstanding at December 31, 2005                  1,593,460             1,039,865              517,693               640,155
                                                 =================     =================    =================     =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-seven (67) Portfolios during 2006, each of which invests in the following series of mutual funds:

                                JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund                            JNL/PIMCO Total Return Bond Fund
JNL/AIM Real Estate Fund                                 JNL/Putnam Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/Alger Growth Fund                                    JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Mid-Cap Equity Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Income Fund                       JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Retirement 2015 Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/S&P Retirement 2020 Fund
JNL/Goldman Sachs Short Duration Bond Fund               JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Equity Fund                   JNL/S&P Retirement Income Fund
JNL/JPMorgan International Value Fund                    JNL/Select Balanced Fund
JNL/Lazard Emerging Markets Fund                         JNL/Select Global Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Large Cap Growth Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Money Market Fund
JNL/MCM Bond Index Fund *                                JNL/Select Value Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/T. Rowe Price Established Growth Fund
JNL/MCM International Index Fund*                        JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Value Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Western High Yield Bond Fund
JNL/MCM Small Cap Index Fund*                            JNL/Western Strategic Bond Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Western U.S. Government & Quality Bond Fund
JNL/Oppenheimer Growth Fund


      JNL VARIABLE FUND LLC

 JNL/MCM 25 Fund*
 JNL/MCM Consumer Brands Sector Fund*
 JNL/MCM Communications Sector Fund*
 JNL/MCM Financial Sector Fund*
 JNL/MCM Healthcare Sector Fund*
 JNL/MCM JNL 5 Fund*
 JNL/MCM JNL Optimized 5 Fund*
 JNL/MCM Oil & Gas Sector Fund*
 JNL/MCM Select Small Cap Fund*
 JNL/MCM Technology Sector Fund*
 JNL/MCM VIP Fund*

   JNLNY VARIABLE FUND LLC

 JNL/MCM Global 15 Fund*
 JNL/MCM Nasdaq(R) 15 Fund*
 JNL/MCM Dow SM 10 Fund*
 JNL/MCM Dow Dividend Fund *
 JNL/MCM S&P(R) 10 Fund*
 JNL/MCM S&P 24 Fund*
 JNL/MCM Value Line(R) 25 Fund*

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.


Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION (CONTINUED)

During the year ended December 31, 2006, the following acquisitions were accomplished at no cost to the contract owners:


--------------------------------- ------------------------------- ---------------------
ACQUIRED PORTFOLIO                ACQUIRING PORTFOLIO             DATE OF AQUISITION
--------------------------------- ------------------------------- ---------------------
--------------------------------- ------------------------------- ---------------------
JNL/MCM Select Small-Cap Fund NY  JNL/MCM Select Small-Cap Fund   May 1, 2006
--------------------------------- ------------------------------- ---------------------
--------------------------------- ------------------------------- ---------------------
JNL/MCM 25 Fund NY                JNL/MCM 25 Fund                 May 1, 2006
--------------------------------- ------------------------------- ---------------------

During the year ended December 31, 2006, the following Funds changed names:

-------------------------------------------------------- ------------------------------------------------ ----------------
PRIOR PORTFOLIO NAME                                     CURRENT PORTFOLIO NAME                           EFFECTIVE DATE
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/FMR Capital Growth Fund                              JNL/FMR Mid-Cap Equity Fund                      May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers High Yield Bond Fund                JNL/Western High Yield Bond Fund                 May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers Strategic Bond Fund                 JNL/Western Strategic Bond Fund                  May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------
-------------------------------------------------------- ------------------------------------------------ ----------------
JNL/Salomon Brothers U.S Government & Quality Bond Fund  JNL/Western U.S. Government & Quality Bond Fund  May 1, 2006
-------------------------------------------------------- ------------------------------------------------ ----------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.


CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $323,150 and $107,716, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made.
     If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005, transfer fee charges were assessed in the amount of $600 and $200, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

     The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2006 and 2005, surrender charges were assessed in the amount of $2,224,265 and $741,422, respectively.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.15% - 0.40% of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.40% - 0.60%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.21% - 1.47%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the policyholder and can range from 0.51% - 1.71%.

     HIGHEST ANNIVERSARY VALUE. If this optional benefit is selected, Jackson National will deduct 0.40% of the average daily net asset value of the contact owners allocation.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.


NOTE 4 - RELATED PARTY TRANSACTIONS

     For contract enhancement benefits, Jackson National contributed $3,339,423 and $2,892,025 to the Separate Account in the form of additional premium to contract owners accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------

                                                                   PROCEEDS
                                                    PURCHASES     FROM SALES

JNL/AIM Large Cap Growth Fund                       $ 2,609,343    $ 1,641,576
JNL/AIM Real Estate Fund                              6,257,271        819,893
JNL/AIM Small Cap Growth Fund                         2,079,715      1,735,908
JNL/Alger Growth Fund                                   907,606      2,210,349
JNL/Eagle Core Equity Fund                              383,609        841,790
JNL/Eagle SmallCap Equity Fund                        2,256,498      1,690,306
JNL/FMR Balanced Fund                                 3,475,478      2,597,061
JNL/FMR Mid-Cap Equity Fund                             907,988      1,535,521
JNL/Franklin Templeton Income Fund                    6,663,964      1,591,657
JNL/Franklin Templeton Small Cap Value Fund           1,705,660        472,839
JNL/Goldman Sachs Mid Cap Value Fund                  1,524,092        315,987
JNL/Goldman Sachs Short Duration Bond Fund            1,593,695        177,202
JNL/JPMorgan International Equity Fund                5,595,981      2,158,379
JNL/JPMorgan International Value Fund                11,817,570      2,904,014
JNL/Lazard Emerging Markets Fund                      1,378,706        112,929
JNL/Lazard Mid Cap Value Fund                         4,011,736      2,524,221
JNL/Lazard Small Cap Value Fund                       3,644,911      1,796,165
JNL/MCM Bond Index Fund                               6,989,085      1,612,577
JNL/MCM Enhanced S&P 500 Stock Index Fund               974,133        713,117


                                                                    PROCEEDS
                                                    PURCHASES      FROM SALES

JNL/MCM International Index Fund                    $13,941,914    $ 4,737,202
JNL/MCM S&P 400 MidCap Index Fund                     9,895,745      4,000,754
JNL/MCM S&P 500 Index Fund                           12,698,266      4,976,918
JNL/MCM Small Cap Index Fund                          9,621,812      3,302,609
JNL/Oppenheimer Global Growth Fund                    6,156,608      2,532,384
JNL/Oppenheimer Growth Fund                             710,986        485,989
JNL/PIMCO Total Return Bond Fund                     15,566,481      9,916,889
JNL/Putnam Equity Fund                                  411,029      1,116,236
JNL/Putnam Midcap Growth Fund                           770,733        662,186
JNL/Putnam Value Equity Fund                            464,700      1,686,338
JNL/S&P Managed Aggressive Growth Fund               14,360,235     17,552,661
JNL/S&P Managed Conservative Fund                     5,851,221      2,655,455
JNL/S&P Managed Growth Fund                          27,928,739     13,667,047
JNL/S&P Managed Moderate Fund                        14,084,340      4,178,216
JNL/S&P Managed Moderate Growth Fund                 37,354,307     14,932,696
JNL/S&P Retirement 2015 Fund                            435,415         13,437
JNL/S&P Retirement 2020 Fund                            239,769          5,670
JNL/S&P Retirement 2025 Fund                             82,621          6,349
JNL/S&P Retirement Income Fund                        1,636,644        138,901

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
--------------------------------------------------------------------------------

                                                                 PROCEEDS
                                                  PURCHASES     FROM SALES

JNL/Select Balanced Fund                          $ 4,809,839    $ 4,775,975
JNL/Select Global Growth Fund                         707,225      1,074,198
JNL/Select Large Cap Growth Fund                    1,831,055      2,027,060
JNL/Select Money Market Fund                       33,187,106     41,624,487
JNL/Select Value Fund                               4,138,778      1,457,755
JNL/T. Rowe Price Established Growth Fund           6,184,513      3,033,292


                                                           PROCEEDS
                                                  PURCHASES      FROM SALES
JNL/T. Rowe Price Mid-Cap Growth Fund              $10,859,354    $ 6,210,168
JNL/T. Rowe Price Value Fund                         9,383,523      4,723,188
JNL/Western High Yield Bond Fund                    11,111,198      5,646,714
JNL/Western Strategic Bond Fund                      4,434,870      2,604,391
JNL/Western U.S. Government & Quality Bond Fund      3,502,763      3,764,381

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES

JNL/MCM 25 Fund                                    $27,633,648      $ 3,885,035
JNL/MCM Consumer Brands Sector Fund                  1,972,863          427,678
JNL/MCM Communications Sector Fund                     526,376          484,521
JNL/MCM Financial Sector Fund                        1,294,995          479,234
JNL/MCM Healthcare Sector Fund                       2,778,187        2,381,247
JNL/MCM JNL 5 Fund                                 140,680,717       20,206,658
JNL/MCM JNL Optimized 5 Fund                         5,238,632        1,015,380
JNL/MCM Oil & Gas Sector Fund                       15,016,772        5,817,082
JNL/MCM Select Small Cap Fund                       24,252,676        2,676,842
JNL/MCM Technology Sector Fund                       1,667,935          540,971
JNL/MCM VIP Fund                                     8,680,446        2,453,588

--------------------------------------------------------------------------------
                            JNLNY VARIABLE FUND I LLC
--------------------------------------------------------------------------------
                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES

JNL/MCM 25 Fund NY                                 $  3,696,395    $26,694,101
JNL/MCM Global 15 Fund                               18,036,569      9,415,037
JNL/MCM Nasdaq(R) 15 Fund                             1,592,380        496,048
JNL/MCM Dow SM 10 Fund                               10,541,234     11,184,553
JNL/MCM Dow Dividend Fund                            19,201,338      5,426,874
JNL/MCM S&P(R) 10 Fund                               12,497,674     11,640,401
JNL/MCM S&P 24 Fund                                   1,371,515         13,208
JNL/MCM Select Small Cap Fund NY                      3,364,606     21,952,852
JNL/MCM Value Line(R) 25 Fund                        34,897,438     15,794,552

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS

  The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 10.998069            n/a              $ 15.193606        $ 12.851988         $ 15.597255
   Total Return *                              3.64%            n/a                   32.43%             10.45%               1.24%
   Ratio of Expenses **                        4.00%            n/a                    2.95%              3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 10.611801            n/a              $ 11.473288        $ 11.635991         $ 15.406030
   Total Return *                              3.04%            n/a                  9.43***              4.60%               8.32%
   Ratio of Expenses **                        4.00%            n/a                    2.95%              3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 10.298874          $ 8.931023           n/a              $ 11.124630         $ 14.222373
   Total Return *                           8.22%***           -3.60%***           n/a                 7.51%***            3.04%***
   Ratio of Expenses **                        4.00%               2.72%           n/a                    3.60%               3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 10.036249          $ 9.223257           n/a              $ 10.982239         $ 15.206695
   Total Return *                           6.81%***              19.69%           n/a                 3.72%***           16.18%***
   Ratio of Expenses **                        2.65%               2.45%           n/a                    2.80%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.987771          $ 7.705924           n/a               $ 8.213547         $ 11.880599
   Total Return *                          -4.46%***           -0.70%***           n/a                10.27%***           -0.94%***
   Ratio of Expenses **                        1.96%               2.45%           n/a                    2.30%               2.30%



                                       JNL/Alliance         JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                         Capital           Core Equity          SmallCap            Balanced        Mid-Cap Equity
                                      Growth Portfolio (C)  Portfolio        Equity Portfolio      Portfolio           Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               n/a              $ 15.728676        $ 20.041342         $ 10.167521         $ 20.365068
   Total Return *                           n/a                    8.55%             16.65%               6.46%               8.84%
   Ratio of Expenses **                     n/a                   3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 8.214531         $ 14.489276        $ 17.181084          $ 9.550912         $ 18.711181
   Total Return *                          -3.94%***              -0.12%             -0.42%               5.78%               3.12%
   Ratio of Expenses **                        2.72%              3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 9.242426         $ 14.506247        $ 17.253799          $ 9.028769         $ 18.145865
   Total Return *                              3.74%            5.17%***          14.73%***            9.97%***           13.23%***
   Ratio of Expenses **                        2.45%              3.445%              2.92%               4.00%               2.92%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 8.909601         $ 14.802644        $ 15.086008          $ 8.975033         $ 17.003987
   Total Return *                           7.73%***           11.71%***           3.11%***            5.16%***              32.83%
   Ratio of Expenses **                        2.45%               2.80%              2.80%               2.80%              2.095%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.398434         $ 12.614051        $ 11.438641          $ 8.191460         $ 12.800844
   Total Return *                           2.57%***           -1.78%***           3.25%***            0.22%***           -2.51%***
   Ratio of Expenses **                        2.30%               2.30%              2.30%               2.45%              2.095%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(b)  Commencement of operations May 2, 2005.

(c)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 12.776730            n/a              $ 15.628634        $ 14.511723         $ 20.688950
   Total Return *                              6.68%            n/a                   34.78%             13.07%               3.82%
   Ratio of Expenses **                        1.10%            n/a                    1.35%              1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 11.976548            n/a              $ 11.595734        $ 12.834332         $ 19.927987
   Total Return *                              6.06%            n/a                 9.03%***              7.08%              11.08%
   Ratio of Expenses **                        1.10%            n/a                    1.35%              1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.292011          $ 9.265880           n/a              $ 11.986082         $ 17.940226
   Total Return *                              4.49%              -0.62%           n/a                    5.53%               3.47%
   Ratio of Expenses **                        1.10%               1.25%           n/a                    1.25%               1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 10.346261          $ 9.436358           n/a              $ 11.358258         $ 17.059762
   Total Return *                           3.24%***              20.95%           n/a                 2.27%***            4.55%***
   Ratio of Expenses **                        1.25%               1.40%           n/a                    1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 7.547329          $ 7.801655           n/a               $ 7.923624          $ 6.920658
   Total Return *                            -26.50%             -29.23%           n/a                  -28.33%             -34.12%
   Ratio of Expenses **                        1.40%               1.40%           n/a                    1.40%               1.40%





                                       JNL/Alliance         JNL/Eagle          JNL/Eagle            JNL/FMR             JNL/FMR
                                         Capital           Core Equity          SmallCap            Balanced        Mid-Cap Equity
                                      Growth Portfolio (C)  Portfolio        Equity Portfolio      Portfolio           Portfolio
                                      ---------------    ----------------    ---------------     ---------------    ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               n/a              $ 20.020920        $ 24.167102         $ 12.212895         $ 24.731845
   Total Return *                           n/a                   11.12%             18.78%               9.42%              10.67%
   Ratio of Expenses **                     n/a                    1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 9.127783         $ 18.016966        $ 20.346844         $ 11.161868         $ 22.347947
   Total Return *                             -9.02%               2.25%              1.40%               8.72%               4.85%
   Ratio of Expenses **                        1.25%               1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 10.032592         $ 17.621100        $ 20.065533         $ 10.266186         $ 21.314796
   Total Return *                              4.99%               6.65%             13.28%               8.06%              16.53%
   Ratio of Expenses **                        1.25%               1.10%              1.10%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 9.555924         $ 16.574173        $ 16.891779          $ 9.500264         $ 18.291089
   Total Return *                           4.74%***            8.18%***           5.56%***            3.64%***            5.75%***
   Ratio of Expenses **                        1.25%               1.25%              1.25%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 4.485940          $ 8.134044         $ 8.759987          $ 8.760626          $ 6.637011
   Total Return *                            -31.99%             -21.64%            -23.84%              -7.87%             -30.20%
   Ratio of Expenses **                        1.40%               1.40%              1.40%               1.40%               1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH  ACQUISITION APRIL 30,
     2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/AIM             JNL/AIM             JNL/AIM            JNL/AIM            JNL/Alger
                                         Large Cap        Premier Equity II    Real Estate          Small Cap            Growth
                                      Growth Portfolio    Portfolio (A)       Portfolio (B)      Growth Portfolio      Portfolio
                                      ---------------     ---------------    ----------------    ---------------     ---------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                 $ 6,042            n/a                  $ 7,640            $ 3,987             $ 6,257
   Units Outstanding (in thousands)              497            n/a                      494                287                 482
   Investment Income Ratio *                   0.00%            n/a                    0.08%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                 $ 4,672            n/a                  $ 1,179            $ 3,488             $ 7,245
   Units Outstanding (in thousands)              409            n/a                      102                283                 618
   Investment Income Ratio *                   0.04%            n/a                    0.00%              0.00%               0.11%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                 $ 3,366                 $ -           n/a                  $ 3,727             $ 6,713
   Units Outstanding (in thousands)              312                   -           n/a                      324                 661
   Investment Income Ratio *                   0.00%               0.18%           n/a                    0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                 $ 1,356               $ 407           n/a                  $ 2,531             $ 7,076
   Units Outstanding (in thousands)              136                  45           n/a                      234                 754
   Investment Income Ratio *                   0.00%               0.00%           n/a                    0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 171               $ 236           n/a                    $ 606             $ 4,936
   Units Outstanding (in thousands)               23                  32           n/a                       79                 719
   Investment Income Ratio *                   0.00%               0.00%           n/a                    0.00%               0.00%




                                            JNL/Alliance           JNL/Eagle          JNL/Eagle            JNL/FMR
                                              Capital             Core Equity          SmallCap            Balanced
                                           Growth Portfolio (C)    Portfolio        Equity Portfolio      Portfolio
                                           ---------------       ----------------   ---------------     ---------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     n/a                    $ 4,580            $ 5,301            $ 10,268
   Units Outstanding (in thousands)              n/a                        314                273                 859
   Investment Income Ratio *                     n/a                      0.00%              0.00%               0.13%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                          $ -               $ 4,512            $ 4,322             $ 8,699
   Units Outstanding (in thousands)                     -                   348                275                 790
   Investment Income Ratio *                        0.06%                 0.90%              0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      $ 1,923               $ 4,371            $ 5,125             $ 6,684
   Units Outstanding (in thousands)                   274                   354                347                 648
   Investment Income Ratio *                        0.24%                 0.83%              0.00%               1.36%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      $ 2,402               $ 2,925            $ 3,056             $ 4,997
   Units Outstanding (in thousands)                   383                   273                251                 516
   Investment Income Ratio *                        0.00%                 0.81%              0.00%               1.53%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      $ 1,294               $ 1,862            $ 1,877             $ 4,043
   Units Outstanding (in thousands)                   265                   236                220                 461
   Investment Income Ratio *                        0.00%                 0.78%              0.00%               2.19%



                                                JNL/FMR
                                            Mid-Cap Equity
                                               Portfolio
                                            ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 5,617
   Units Outstanding (in thousands)                     429
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 5,604
   Units Outstanding (in thousands)                     506
   Investment Income Ratio *                          0.28%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 5,971
   Units Outstanding (in thousands)                     572
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 6,074
   Units Outstanding (in thousands)                     695
   Investment Income Ratio *                          0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 6,204
   Units Outstanding (in thousands)                     951
   Investment Income Ratio *                          0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH  ACQUISITION APRIL 30,
     2004.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH  ACQUISITION APRIL 28,
     2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------   -


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 10.767823          $ 12.368543          $ 12.557941           $ 10.142734
   Total Return *                                  5.49%***             8.71%***             8.72%***              1.78%***
   Ratio of Expenses **                               2.92%                2.92%                2.92%                 2.47%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                     n/a                $ 10.822833          $ 11.186412             n/a
   Total Return *                                 n/a                  -2.06%***             0.75%***             n/a
   Ratio of Expenses **                           n/a                      2.86%                2.72%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a


                                              JNL/JPMorgan         JNL/JPMorgan             JNL/                     JNL/
                                             International        International        Lazard Emerging          Lazard Mid Cap
                                            Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)   Value Portfolio
                                            -----------------    -----------------     ----------------        -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 14.852999          $ 13.032392          $ 10.811520              $ 17.179980
   Total Return *                                     19.03%               27.24%            14.76%***                   10.50%
   Ratio of Expenses **                                2.95%                3.67%                2.47%                    3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 12.478356          $ 10.242631            n/a                    $ 15.547664
   Total Return *                                  12.58%***               14.30%            n/a                          4.95%
   Ratio of Expenses **                                2.95%                3.67%            n/a                          3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 11.699840           $ 8.960817            n/a                    $ 14.814425
   Total Return *                                   0.70%***            16.96%***            n/a                      11.71%***
   Ratio of Expenses **                                2.87%                3.67%            n/a                          3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 10.413214           $ 7.981838            n/a                    $ 12.920566
   Total Return *                                  14.25%***            22.37%***            n/a                       5.83%***
   Ratio of Expenses **                                2.80%                2.80%            n/a                          2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 8.883618           $ 6.031073            n/a                    $ 10.485075
   Total Return *                                  -1.43%***            -1.41%***            n/a                      13.24%***
   Ratio of Expenses **                                1.96%               2.300%            n/a                          2.45%


                                                  JNL/                 JNL/
                                            Lazard Small Cap          MCM 25
                                            Value Portfolio       Portfolio (C)
                                            -----------------    ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 13.825552          $ 11.351254
   Total Return *                                     12.23%             3.63%***
   Ratio of Expenses **                                4.00%                2.92%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 12.318952            n/a
   Total Return *                                      0.56%            n/a
   Ratio of Expenses **                                4.00%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 12.250761            n/a
   Total Return *                                  15.46%***            n/a
   Ratio of Expenses **                                4.00%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 11.853314            n/a
   Total Return *                                   7.44%***            n/a
   Ratio of Expenses **                                2.80%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 8.930386            n/a
   Total Return *                                  10.91%***            n/a
   Ratio of Expenses **                                2.45%            n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 10.887761          $ 12.695707          $ 12.889320           $ 10.218127
   Total Return *                                  8.88%***               16.13%               14.18%              2.14%***
   Ratio of Expenses **                               1.40%                1.35%                1.35%                 1.35%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                     n/a                $ 10.931928          $ 11.288517             n/a
   Total Return *                                 n/a                  -0.22%***            -0.04%***             n/a
   Ratio of Expenses **                           n/a                      1.35%                1.35%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a
                                                                                                                  n/a
PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a                  n/a                  n/a                   n/a
   Total Return *                                 n/a                  n/a                  n/a                   n/a
   Ratio of Expenses **                           n/a                  n/a                  n/a                   n/a


                                             JNL/JPMorgan         JNL/JPMorgan             JNL/                  JNL/
                                            International        International        Lazard Emerging       Lazard Mid Cap
                                           Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)Value Portfolio
                                           -----------------    -----------------     ----------------     -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 18.102209          $ 16.353590          $ 10.892120           $ 21.462784
   Total Return *                                    21.07%               30.54%             9.15%***                13.31%
   Ratio of Expenses **                               1.25%                1.10%                1.35%                 1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 14.952201          $ 12.527634            n/a                 $ 18.941460
   Total Return *                                     9.32%               17.27%            n/a                       7.62%
   Ratio of Expenses **                               1.25%                1.10%            n/a                       1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.677913          $ 10.682523            n/a                 $ 17.600238
   Total Return *                                    14.89%               17.19%            n/a                      13.67%
   Ratio of Expenses **                               1.25%                1.10%            n/a                       1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 11.904771           $ 8.737517            n/a                 $ 14.143691
   Total Return *                                  7.68%***            10.27%***            n/a                    4.61%***
   Ratio of Expenses **                               1.25%                1.25%            n/a                       1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 6.910248          $ 10.140477            n/a                  $ 9.197975
   Total Return *                                   -21.69%             1.40%***            n/a                     -15.28%
   Ratio of Expenses **                               1.40%                1.40%            n/a                       1.40%


                                                 JNL/                 JNL/
                                           Lazard Small Cap          MCM 25
                                           Value Portfolio       Portfolio (C)
                                           -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 17.861338          $ 12.865708
   Total Return *                                    15.52%             4.97%***
   Ratio of Expenses **                               1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.461306            n/a
   Total Return *                                     3.51%            n/a
   Ratio of Expenses **                               1.10%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 14.937420            n/a
   Total Return *                                    11.68%            n/a
   Ratio of Expenses **                               1.10%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 12.975393            n/a
   Total Return *                                  4.79%***            n/a
   Ratio of Expenses **                               1.25%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 8.998926            n/a
   Total Return *                                   -18.37%            n/a
   Ratio of Expenses **                               1.40%            n/a


*      TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE
       UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE
       EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED
       THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A) COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C) COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                             JNL/Franklin         JNL/Franklin                               JNL/Goldman
                                              Templeton            Templeton            JNL/Goldman             Sachs
                                                Income             Small Cap           Sachs Mid Cap        Short Duration
                                            Portfolio (C)       Value Portfolio (B)   Value Portfolio (B)  Bond Portfolio (C)
                                           -----------------    -----------------     ----------------     -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 5,251              $ 1,909              $ 1,796               $ 1,443
   Units Outstanding (in thousands)                     484                  152                  141                   142
   Investment Income Ratio *                          0.47%                0.07%                0.09%                 0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      n/a                      $ 522                $ 443             n/a
   Units Outstanding (in thousands)               n/a                         48                   40             n/a
   Investment Income Ratio *                      n/a                      0.00%                0.00%             n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      n/a                  n/a                  n/a                   n/a
   Units Outstanding (in thousands)               n/a                  n/a                  n/a                   n/a
   Investment Income Ratio *                      n/a                  n/a                  n/a                   n/a


                                             JNL/JPMorgan         JNL/JPMorgan             JNL/                  JNL/
                                            International        International        Lazard Emerging       Lazard Mid Cap
                                           Equity Portfolio     Value Portfolio (A)   Markets Portfolio (C)Value Portfolio
                                           -----------------    -----------------     ----------------     -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 8,157             $ 16,995              $ 1,501              $ 10,578
   Units Outstanding (in thousands)                     519                1,056                  138                   541
   Investment Income Ratio *                          0.17%                0.14%                0.00%                 0.20%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 3,690              $ 5,673            n/a                     $ 8,755
   Units Outstanding (in thousands)                     308                  447            n/a                         508
   Investment Income Ratio *                          1.82%                0.51%            n/a                      11.08%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 3,078              $ 2,677            n/a                     $ 5,868
   Units Outstanding (in thousands)                     295                  233            n/a                         368
   Investment Income Ratio *                          1.34%                1.49%            n/a                       0.20%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 2,389                $ 775            n/a                     $ 1,954
   Units Outstanding (in thousands)                     268                   69            n/a                         154
   Investment Income Ratio *                          1.77%                4.33%            n/a                       0.39%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 1,942                 $ 60            n/a                       $ 574
   Units Outstanding (in thousands)                     281                    6            n/a                          63
   Investment Income Ratio *                          0.87%                2.80%            n/a                       0.35%


                                                 JNL/                 JNL/
                                           Lazard Small Cap          MCM 25
                                           Value Portfolio       Portfolio (C)
                                           -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 7,426             $ 25,126
   Units Outstanding (in thousands)                     448                2,053
   Investment Income Ratio *                          0.67%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 5,876            n/a
   Units Outstanding (in thousands)                     408            n/a
   Investment Income Ratio *                          5.61%            n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 4,898            n/a
   Units Outstanding (in thousands)                     348            n/a
   Investment Income Ratio *                          0.05%            n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 3,162            n/a
   Units Outstanding (in thousands)                     256            n/a
   Investment Income Ratio *                          0.00%            n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 1,024            n/a
   Units Outstanding (in thousands)                     115            n/a
   Investment Income Ratio *                          0.00%            n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(B)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(C)  COMMENCEMENT OF OPERATIONS MAY 1, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM                 JNL/MCM
                                                MCM 25            Bond Index         Communications          Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C)    Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------        ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 14.899713         $ 10.120441           $ 5.591933              $ 9.972542
   Total Return *                                     4.85%              -0.23%               32.69%                   9.44%
   Ratio of Expenses **                               3.72%               3.82%                2.56%                  3.595%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 14.210426         $ 10.143772           $ 4.214321              $ 9.112139
   Total Return *                                    -6.59%              -1.96%             0.41%***                  -5.84%
   Ratio of Expenses **                               3.72%               3.82%                2.56%                  3.595%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 15.213245         $ 10.346481           $ 4.328555              $ 9.677786
   Total Return *                                 13.85%***            3.18%***             8.65%***                4.79%***
   Ratio of Expenses **                               3.72%               3.82%                2.37%                  3.595%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.157632         $ 10.611308           $ 3.890754              $ 9.945277
   Total Return *                                  1.28%***            1.13%***             6.81%***                1.83%***
   Ratio of Expenses **                              2.595%               2.65%                1.65%                   1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.218284         $ 10.618420                  n/a                     n/a
   Total Return *                                 -4.73%***            1.32%***                  n/a                     n/a
   Ratio of Expenses **                               2.45%               2.30%                  n/a                     n/a


                                                                                          JNL/MCM
                                                JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                                Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                            10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                            ----------------     ----------------    --------------------    -------------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 15.082401          $ 11.682082              $ 8.387626            $ 13.112098
   Total Return *                                    24.76%            14.43%***                  12.81%                 15.07%
   Ratio of Expenses **                               3.72%                2.92%                   3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 12.089088            n/a                    $ 7.435297            $ 11.394730
   Total Return *                                    -9.13%            n/a                         0.65%                  2.88%
   Ratio of Expenses **                               3.72%            n/a                         3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.303897            n/a                    $ 7.387514            $ 11.075714
   Total Return *                                  5.29%***            n/a                     10.45%***               9.86%***
   Ratio of Expenses **                               3.72%            n/a                         3.52%                  3.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.619993            n/a                    $ 7.156376            $ 10.205726
   Total Return *                                  1.23%***            n/a                     13.92%***               2.06%***
   Ratio of Expenses **                              2.595%            n/a                         2.65%                  1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 11.104801            n/a                    $ 5.768271                    n/a
   Total Return *                                 11.50%***            n/a                      2.43%***                    n/a
   Ratio of Expenses **                            2.30%               n/a                      2.30%                       n/a



                                                JNL/MCM                JNL/MCM
                                                 Global              Healthcare
                                            15 Portfolio (A)     Sector Portfolio (C)
                                            -----------------    --------------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    $ 21.035758             $ 10.177309
   Total Return *                                     34.84%                   2.50%
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 15.600994              $ 9.929040
   Total Return *                                      6.11%                   3.80%
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 14.702177              $ 9.565977
   Total Return *                                  21.18%***               -0.25%***
   Ratio of Expenses **                                3.72%                   3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 12.194412             $ 10.192820
   Total Return *                                   1.63%***                1.93%***
   Ratio of Expenses **                               2.595%                   1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 9.641049                     n/a
   Total Return *                                  -3.45%***                     n/a
   Ratio of Expenses **                             2.30%                        n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM              JNL/MCM
                                                MCM 25            Bond Index         Communications       Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C) Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 16.351618         $ 11.579585           $ 6.170303          $ 11.885292
   Total Return *                                     5.70%               2.51%               34.43%               12.04%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.470073         $ 11.295672           $ 4.589999          $ 10.608405
   Total Return *                                    -4.26%               0.74%               -0.29%               -3.65%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 16.158799         $ 11.213047           $ 4.603328          $ 11.009928
   Total Return *                                    20.45%               4.30%               16.21%                8.74%
   Ratio of Expenses **                               1.25%               1.10%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.415707         $ 10.272739           $ 3.961297          $ 10.125434
   Total Return *                                 12.22%***               1.53%             6.83%***             1.85%***
   Ratio of Expenses **                               1.25%               1.40%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.150521         $ 10.117737                  n/a                  n/a
   Total Return *                                  1.51%***            1.18%***                  n/a                  n/a
   Ratio of Expenses **                               1.40%               1.40%                  n/a                  n/a


                                                                                         JNL/MCM
                                              JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                              Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                          10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                          ----------------     ----------------    --------------------    -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 16.828730          $ 11.874162             $ 10.086947            $ 15.067748
   Total Return *                                  27.87%            18.74%***                  15.56%                 17.22%
   Ratio of Expenses **                             1.25%                1.20%                   1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 13.160609            n/a                    $ 8.728429            $ 12.854726
   Total Return *                                  -6.86%            n/a                         3.11%                  4.80%
   Ratio of Expenses **                             1.25%            n/a                         1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 14.130656            n/a                    $ 8.465552            $ 12.266068
   Total Return *                                   1.76%            n/a                         7.73%                 12.14%
   Ratio of Expenses **                             1.25%            n/a                         1.10%                  1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 13.886137            n/a                    $ 7.639067            $ 10.938291
   Total Return *                               14.31%***            n/a                      7.17%***               2.33%***
   Ratio of Expenses **                             1.25%            n/a                         1.25%                  1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 11.477618            n/a                   $ 10.640831                    n/a
   Total Return *                               14.78%***            n/a                      6.41%***                    n/a
   Ratio of Expenses **                             1.40%            n/a                         1.40%                    n/a


                                              JNL/MCM                JNL/MCM
                                               Global              Healthcare
                                          15 Portfolio (A)     Sector Portfolio (C)
                                          -----------------    --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 23.471050             $ 12.157988
   Total Return *                                   38.20%                   4.95%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 16.983544             $ 11.584406
   Total Return *                                    8.76%                   6.28%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 15.615619             $ 10.900188
   Total Return *                                   25.59%                   2.21%
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 12.433563             $ 10.664169
   Total Return *                                 1.02%***                2.21%***
   Ratio of Expenses **                              1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 10.108930                     n/a
   Total Return *                                 1.09%***                     n/a
   Ratio of Expenses **                              1.40%                     n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/               JNL/MCM              JNL/MCM              JNL/MCM
                                                MCM 25            Bond Index         Communications       Consumer Brands
                                           Portfolio NY (D)      Portfolio (A)       Sector Portfolio (C) Sector PORTFOLIO (C)
                                           -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ -                  $ 15,092        -     $ 2,350                $ 737
   Units Outstanding (in thousands)                       -               1,355                  360                   64
   Investment Income Ratio *                          0.00%               0.14%                0.14%                0.01%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 21,625             $ 9,542                $ 477                $ 625
   Units Outstanding (in thousands)                   1,431                 875                   97                   61
   Investment Income Ratio *                          0.00%               3.45%               10.94%                3.24%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 18,623             $ 4,234                $ 296                $ 211
   Units Outstanding (in thousands)                   1,173                 388                   54                   20
   Investment Income Ratio *                          0.00%               0.59%                0.01%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 7,122               $ 567                  $ -                  $ -
   Units Outstanding (in thousands)                     535                  53                    -                    -
   Investment Income Ratio *                          0.00%               4.56%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                          $ 240                $ 20                  n/a                  n/a
   Units Outstanding (in thousands)                      23                   2                  n/a                  n/a
   Investment Income Ratio *                          0.00%               5.38%                  n/a                  n/a



                                                                                          JNL/MCM
                                               JNL/MCM              JNL/MCM              Enhanced                JNL/MCM
                                               Dow SM            Dow Dividend          S&P 500 Stock            Financial
                                           10 Portfolio (D)      Portfolio (E)      Index Portfolio (B)     Sector Portfolio (C)
                                           ----------------     ----------------    --------------------    -------------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 25,879             $ 15,796  $-             $ 3,858                $ 1,974
   Units Outstanding (in thousands)                  1,577                1,338   -                 393                    139
   Investment Income Ratio *                         0.00%                0.00%                   0.41%                  0.06%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 21,024            n/a                       $ 3,416                  $ 945
   Units Outstanding (in thousands)                  1,633            n/a                           392                     78
   Investment Income Ratio *                         0.00%            n/a                         7.70%                  2.38%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                      $ 15,799            n/a                       $ 2,323                  $ 384
   Units Outstanding (in thousands)                  1,134            n/a                           262                     33
   Investment Income Ratio *                         0.00%            n/a                         0.34%                  0.10%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 8,608            n/a                       $ 1,156                   $ 24
   Units Outstanding (in thousands)                    624            n/a                           133                      2
   Investment Income Ratio *                         0.00%            n/a                         0.75%                  0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         $ 301            n/a                          $ 27                    n/a
   Units Outstanding (in thousands)                     27            n/a                             4                    n/a
   Investment Income Ratio *                         0.00%            n/a                         0.07%                    n/a



                                               JNL/MCM                JNL/MCM
                                                Global              Healthcare
                                           15 Portfolio (A)     Sector Portfolio (C)
                                           -----------------    --------------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 38,356                 $ 4,999
   Units Outstanding (in thousands)                   1,677                     433
   Investment Income Ratio *                          0.00%                   0.05%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 20,182                 $ 4,424
   Units Outstanding (in thousands)                   1,215                     401
   Investment Income Ratio *                          0.00%                   0.97%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 11,079                 $ 1,287
   Units Outstanding (in thousands)                     719                     123
   Investment Income Ratio *                          0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 1,357                    $ 35
   Units Outstanding (in thousands)                     110                       3
   Investment Income Ratio *                          0.00%                   0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           $ 93                     n/a
   Units Outstanding (in thousands)                      10                     n/a
   Investment Income Ratio *                          0.00%                     n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006.

(E)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 16.691558         $ 13.425250          $ 10.624143          $ 10.581413
   Total Return *                                    20.88%              15.19%             6.26%***                1.65%
   Ratio of Expenses **                               3.82%               3.11%                2.95%                2.82%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 13.807835         $ 11.654963                  n/a          $ 10.409995
   Total Return *                                     9.07%           -0.84%***                  n/a            14.52%***
   Ratio of Expenses **                               3.82%               3.11%                  n/a                2.82%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 12.659046         $ 10.869331                  n/a          $ 10.818653
   Total Return *                                 14.91%***            1.79%***                  n/a             1.11%***
   Ratio of Expenses **                               3.82%               2.95%                  n/a                2.35%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 11.274745                 n/a                  n/a                  n/a
   Total Return *                                  2.54%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                              2.595%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.297913                 n/a                  n/a                  n/a
   Total Return *                                  2.98%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.82%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 23.639818          $ 16.344288          $ 10.154287          $ 13.628381
   Total Return *                                   16.45%                0.46%             6.01%***                5.59%
   Ratio of Expenses **                              3.67%                4.00%                2.95%                3.82%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 20.300374          $ 16.268795                  n/a          $ 12.907166
   Total Return *                                   31.87%               31.81%                  n/a                7.80%
   Ratio of Expenses **                              3.67%                4.00%                  n/a                3.82%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 15.394036          $ 12.342253                  n/a          $ 11.973757
   Total Return *                                -1.74%***            23.51%***                  n/a            10.97%***
   Ratio of Expenses **                              3.67%                4.00%                  n/a                3.82%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 13.120936          $ 11.115606                  n/a          $ 10.961560
   Total Return *                                 5.37%***             1.89%***                  n/a            19.40%***
   Ratio of Expenses **                              1.65%               2.595%                  n/a                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                          n/a           $ 9.589985                  n/a           $ 8.431162
   Total Return *                                      n/a            -9.58%***                  n/a            -0.85%***
   Ratio of Expenses **                                n/a                2.30%                  n/a                2.30%



                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 11.096665          $ 18.491286
   Total Return *                                    12.87%            -2.48%***
   Ratio of Expenses **                               3.82%                3.36%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    $ 9.831750                  n/a
   Total Return *                                     0.47%                  n/a
   Ratio of Expenses **                               3.82%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                    $ 9.785439                  n/a
   Total Return *                                  6.07%***                  n/a
   Ratio of Expenses **                               3.82%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 9.423812                  n/a
   Total Return *                                 13.37%***                  n/a
   Ratio of Expenses **                               2.80%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    $ 7.620310                  n/a
   Total Return *                                 -7.67%***                  n/a
   Ratio of Expenses **                               2.30%                  n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 19.005048         $ 14.010976          $ 10.744631          $ 10.959412
   Total Return *                                    24.08%              17.48%             7.45%***                3.25%
   Ratio of Expenses **                               1.20%               1.25%                1.40%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 15.316154         $ 11.926526                  n/a          $ 10.614333
   Total Return *                                  0.38%***               9.28%                  n/a               -2.15%
   Ratio of Expenses **                               1.20%               1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 13.659915         $ 10.913899                  n/a          $ 10.847246
   Total Return *                                    13.06%               1.42%                  n/a               -0.85%
   Ratio of Expenses **                               1.25%               1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                   $ 13.958057                 n/a                  n/a                  n/a
   Total Return *                                    35.39%                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.40%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.309147                 n/a                  n/a                  n/a
   Total Return *                                  3.09%***                 n/a                  n/a                  n/a
   Ratio of Expenses **                               1.40%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 28.341626          $ 18.466480          $ 10.228297          $ 15.517528
   Total Return *                                   19.29%                3.26%             2.28%***                8.38%
   Ratio of Expenses **                              1.25%                1.25%                1.20%                1.20%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 23.757688          $ 17.883900                  n/a          $ 14.317370
   Total Return *                                   35.09%               35.48%                  n/a            -0.14%***
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.20%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 17.586279          $ 13.200490                  n/a          $ 12.920648
   Total Return *                                   31.65%               16.47%                  n/a               14.35%
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 13.358794          $ 11.333552                  n/a          $ 11.299436
   Total Return *                                 5.39%***             8.58%***                  n/a             3.62%***
   Ratio of Expenses **                              1.25%                1.25%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                          n/a           $ 9.074024                  n/a          $ 10.431487
   Total Return *                                      n/a            -9.26%***                  n/a             4.31%***
   Ratio of Expenses **                                n/a                1.40%                  n/a                1.40%



                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                   $ 12.462343          $ 21.661381
   Total Return *                                    13.82%            -1.07%***
   Ratio of Expenses **                               1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                   $ 10.949242                  n/a
   Total Return *                                     3.24%                  n/a
   Ratio of Expenses **                               1.10%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                   $ 10.605996                  n/a
   Total Return *                                     7.10%                  n/a
   Ratio of Expenses **                               1.10%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    $ 9.714316                  n/a
   Total Return *                                  5.15%***                  n/a
   Ratio of Expenses **                               1.25%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                   $ 10.617884                  n/a
   Total Return *                                  6.18%***                  n/a
   Ratio of Expenses **                               1.40%                  n/a


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                                            International            JNL 5            JNL Optimized           Nasdaq(R)
                                           Index Portfolio (A)   Portfolio (D)       5 Portfolio (E)      15 Portfolio (D)
                                           -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 30,700           $ 203,454              $ 4,684              $ 2,784
   Units Outstanding (in thousands)                   1,650              14,699                  437                  257
   Investment Income Ratio *                          0.21%               0.03%                0.05%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 16,989            $ 61,448                  n/a              $ 1,523
   Units Outstanding (in thousands)                   1,127               5,193                  n/a                  145
   Investment Income Ratio *                          3.24%               0.05%                  n/a                0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        $ 7,219             $ 5,265                  n/a              $ 1,211
   Units Outstanding (in thousands)                     530                 484                  n/a                  112
   Investment Income Ratio *                          0.19%               0.54%                  n/a                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                          $ 663                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                      58                 n/a                  n/a                  n/a
   Investment Income Ratio *                          5.26%                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                            $ -                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                       -                 n/a                  n/a                  n/a
   Investment Income Ratio *                          0.00%                 n/a                  n/a                  n/a


                                               JNL/MCM              JNL/MCM             JNL/MCM              JNL/MCM
                                              Oil & Gas              S&P(R)             S&P(R)            S&P 400 MidCap
                                           Sector Portfolio (C) 10 Portfolio (B)    24 Portfolio (E)     Index Portfolio (A)
                                           ----------------     ----------------    -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 15,509             $ 27,719              $ 1,404             $ 26,354
   Units Outstanding (in thousands)                    588                1,544                  137                1,735
   Investment Income Ratio *                         0.08%                0.00%                0.00%                0.10%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 5,400             $ 25,761                  n/a             $ 19,397
   Units Outstanding (in thousands)                    244                1,477                  n/a                1,376
   Investment Income Ratio *                         2.94%                0.00%                  n/a                1.44%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ 726             $ 16,372                  n/a             $ 12,780
   Units Outstanding (in thousands)                     45                1,266                  n/a                  996
   Investment Income Ratio *                         0.00%                0.00%                  n/a                0.01%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                           $ -              $ 8,406                  n/a              $ 2,080
   Units Outstanding (in thousands)                      -                  749                  n/a                  183
   Investment Income Ratio *                         0.00%                0.00%                  n/a                0.76%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           n/a                $ 235                  n/a                $ 186
   Units Outstanding (in thousands)                    n/a                   25                  n/a                   22
   Investment Income Ratio *                           n/a                0.00%                  n/a                1.69%


                                               JNL/MCM              JNL/MCM
                                               S&P 500          Select Small-Cap
                                           Index Portfolio (A)   Portfolio (E)
                                           -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 38,038             $ 21,688
   Units Outstanding (in thousands)                   3,118                1,068
   Investment Income Ratio *                          0.11%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 26,374                  n/a
   Units Outstanding (in thousands)                   2,436                  n/a
   Investment Income Ratio *                          1.46%                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 16,269                  n/a
   Units Outstanding (in thousands)                   1,525                  n/a
   Investment Income Ratio *                          1.93%                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        $ 4,371                  n/a
   Units Outstanding (in thousands)                     432                  n/a
   Investment Income Ratio *                          2.17%                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                          $ 258                  n/a
   Units Outstanding (in thousands)                      33                  n/a
   Investment Income Ratio *                          0.00%                  n/a


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  INCEPTION DATE JULY 22, 2002.

(C)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(D)  INCEPTION DATE OCTOBER 1, 2004.

(E)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                     Select Small-Cap        Small Cap            Technology            Value Line(R)
                                     Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                     -----------------    -----------------    -----------------      ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                             $ 18.733563          $ 13.923760           $ 5.507145           $ 14.489618
   Total Return *                               8.29%               13.09%                6.03%                -4.76%
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 3.36%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 17.299122          $ 12.311569           $ 5.194080           $ 15.213596
   Total Return *                               4.78%                0.33%               -0.69%             -0.73%***
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 3.36%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 16.510166          $ 12.271545           $ 5.230077           $ 11.335448
   Total Return *                           15.73%***            14.50%***            -0.66%***              6.23%***
   Ratio of Expenses **                         3.72%                3.82%                3.10%                 2.72%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 15.471726          $ 11.077352           $ 5.692291                   n/a
   Total Return *                           20.85%***            23.88%***             0.75%***                   n/a
   Ratio of Expenses **                         2.80%                2.80%                1.65%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 10.772237           $ 7.835213                  n/a                   n/a
   Total Return *                           -5.51%***            -5.83%***                  n/a                   n/a
   Ratio of Expenses **                         2.45%                2.45%                  n/a                   n/a


                                         JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                           VIP             Global Growth            Growth           Total Return
                                      Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                     ----------------     ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 12.783308          $ 13.170060           $ 8.370158          $ 11.428512
   Total Return *                              8.79%               13.17%                1.85%               -0.57%
   Ratio of Expenses **                        3.06%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 11.750182          $ 11.637000           $ 8.217958          $ 11.494418
   Total Return *                           8.27%***               10.06%                6.00%               -1.69%
   Ratio of Expenses **                        3.06%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.043498          $ 10.573497           $ 7.752652          $ 11.692133
   Total Return *                           4.97%***            14.29%***             6.86%***             3.02%***
   Ratio of Expenses **                        2.76%                3.30%               2.945%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    n/a           $ 9.414598           $ 7.690909          $ 12.497363
   Total Return *                                n/a            14.61%***             1.97%***            -1.89%***
   Ratio of Expenses **                          n/a                2.65%                2.80%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a           $ 6.911561           $ 6.754412          $ 12.475080
   Total Return *                                n/a            -6.21%***            -0.08%***             2.01%***
   Ratio of Expenses **                          n/a                2.45%                2.45%                2.45%


                                         JNL/PPM            JNL/Putnam
                                     America High Yield       Equity
                                     Bond Portfolio (D)     Portfolio
                                     ----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    n/a          $ 20.953301
   Total Return *                                n/a               10.76%
   Ratio of Expenses **                          n/a                2.67%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    n/a          $ 18.918417
   Total Return *                                n/a            -1.16%***
   Ratio of Expenses **                          n/a                2.67%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 12.558214          $ 18.516185
   Total Return *                           4.43%***               10.47%
   Ratio of Expenses **                        4.00%                2.30%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 13.736486          $ 16.760848
   Total Return *                           6.88%***            12.56%***
   Ratio of Expenses **                        2.80%                2.30%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 12.226651          $ 13.693344
   Total Return *                           5.15%***            -1.04%***
   Ratio of Expenses **                        2.45%               2.095%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  For 2006, the period is from January 1, 2006 through  acquisition April 30,
     2006. Unit values disclosed are as of April 30, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                         JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                     Select Small-Cap        Small Cap            Technology            Value Line(R)
                                     Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                     -----------------    -----------------    -----------------      ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                             $ 20.558686          $ 15.853683           $ 6.327776           $ 15.196508
   Total Return *                               9.17%               16.09%                8.00%                -2.57%
   Ratio of Expenses **                         1.25%                1.20%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             $ 18.832221          $ 13.656516           $ 5.858937           $ 15.597200
   Total Return *                               7.39%               -0.39%                1.16%                37.14%
   Ratio of Expenses **                         1.25%                1.20%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                             $ 17.536004          $ 13.241958           $ 5.791601           $ 11.373027
   Total Return *                              10.83%               15.97%               -0.07%             13.73%***
   Ratio of Expenses **                         1.25%                1.25%                1.25%                 1.35%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                             $ 15.821819          $ 11.418840           $ 5.795488                   n/a
   Total Return *                            5.57%***             4.54%***             0.77%***                   n/a
   Ratio of Expenses **                         1.25%                1.25%                1.25%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 10.503766          $ 10.529964                  n/a                   n/a
   Total Return *                            5.04%***             5.30%***                  n/a                   n/a
   Ratio of Expenses **                         1.40%                1.40%                  n/a                   n/a


                                         JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                           VIP             Global Growth           Growth            Total Return
                                      Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                     ----------------     ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                            $ 13.311428          $ 14.918042           $ 9.214070          $ 14.765246
   Total Return *                             10.78%               15.68%                3.59%                2.34%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                            $ 12.016520          $ 12.895425           $ 8.894840          $ 14.427059
   Total Return *                              8.42%               12.50%                7.81%                1.19%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 11.083687          $ 11.462639           $ 8.250535          $ 14.256836
   Total Return *                           0.15%***               15.38%               -0.18%                4.70%
   Ratio of Expenses **                        1.25%                1.10%                1.25%                1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                    n/a           $ 9.787978           $ 8.108315          $ 13.680473
   Total Return *                                n/a             7.49%***               16.14%             1.10%***
   Ratio of Expenses **                          n/a                1.25%                1.40%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a           $ 7.034003           $ 6.981291          $ 10.494459
   Total Return *                                n/a              -23.41%              -26.33%                7.33%
   Ratio of Expenses **                          n/a                1.40%                1.40%                1.40%


                                         JNL/PPM               JNL/Putnam
                                     America High Yield         Equity
                                     Bond Portfolio (D)        Portfolio
                                     ----------------       -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                    n/a             $ 24.718815
   Total Return *                                n/a                  12.34%
   Ratio of Expenses **                          n/a                   1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                    n/a             $ 22.004337
   Total Return *                                n/a                   7.40%
   Ratio of Expenses **                          n/a                   1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                            $ 16.488214             $ 20.488089
   Total Return *                              4.75%                  11.64%
   Ratio of Expenses **                        1.10%                   1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                            $ 15.703877             $ 18.351886
   Total Return *                           3.71%***                5.27%***
   Ratio of Expenses **                        1.25%                   1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 9.748270              $ 6.208732
   Total Return *                              0.63%                 -25.15%
   Ratio of Expenses **                        1.40%                   1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                   JNL/MCM              JNL/MCM              JNL/MCM                JNL/MCM
                                               Select Small-Cap        Small Cap            Technology            Value Line(R)
                                               Portfolio NY (E)     Index Portfolio (A)  Sector Portfolio (B)   25 Portfolio (C)
                                               -----------------    -----------------    -----------------      ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                                $ -             $ 24,401              $ 2,834              $ 55,821
   Units Outstanding (in thousands)                           -                1,561                  457                 3,724
   Investment Income Ratio *                              0.00%                0.12%                0.01%                 0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ 16,877             $ 16,352              $ 1,493              $ 37,396
   Units Outstanding (in thousands)                         917                1,208                  259                 2,415
   Investment Income Ratio *                              0.00%                2.03%                2.12%                 0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                           $ 10,129             $ 10,539                $ 479              $ 13,941
   Units Outstanding (in thousands)                         587                  790                   85                 1,228
   Investment Income Ratio *                              0.00%                0.01%                0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                            $ 6,217              $ 2,844                  $ -                   n/a
   Units Outstanding (in thousands)                         397                  228                    -                   n/a
   Investment Income Ratio *                              0.00%                1.00%                0.00%                   n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                              $ 270                $ 206                  n/a                   n/a
   Units Outstanding (in thousands)                          25                   26                  n/a                   n/a
   Investment Income Ratio *                              0.00%                2.87%                  n/a                   n/a


                                                   JNL/MCM          JNL/Oppenheimer      JNL/Oppenheimer         JNL/PIMCO
                                                     VIP             Global Growth            Growth           Total Return
                                                Portfolio (C)          Portfolio            Portfolio         Bond Portfolio
                                               ----------------     ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                          $ 14,190             $ 13,164              $ 2,167             $ 29,128
   Units Outstanding (in thousands)                      1,079                  922                  242                2,158
   Investment Income Ratio *                             0.02%                0.05%                0.00%                0.30%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                           $ 6,589              $ 8,280              $ 1,853             $ 23,626
   Units Outstanding (in thousands)                        553                  667                  213                1,800
   Investment Income Ratio *                             0.61%                0.27%                0.14%                4.58%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                             $ 311              $ 5,284              $ 1,446             $ 15,501
   Units Outstanding (in thousands)                         28                  474                  178                1,210
   Investment Income Ratio *                             0.25%                0.18%                0.00%                2.05%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                               n/a              $ 2,389                $ 680              $ 8,875
   Units Outstanding (in thousands)                        n/a                  248                   85                  747
   Investment Income Ratio *                               n/a                0.00%                0.00%                1.69%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                               n/a                $ 925                $ 445              $ 5,768
   Units Outstanding (in thousands)                        n/a                  133                   64                  540
   Investment Income Ratio *                               n/a                0.00%                0.00%                0.03%


                                                   JNL/PPM              JNL/Putnam
                                               America High Yield         Equity
                                               Bond Portfolio (D)       Portfolio
                                               ----------------      -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                               n/a                $ 2,794
   Units Outstanding (in thousands)                        n/a                    230
   Investment Income Ratio *                               n/a                  0.08%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                               n/a                $ 3,137
   Units Outstanding (in thousands)                        n/a                    315
   Investment Income Ratio *                               n/a                  0.82%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                               $ -                $ 3,154
   Units Outstanding (in thousands)                          -                    352
   Investment Income Ratio *                             4.93%                  0.58%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                          $ 11,551                $ 3,386
   Units Outstanding (in thousands)                        900                    427
   Investment Income Ratio *                             8.22%                  0.32%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                           $ 4,746                $ 3,019
   Units Outstanding (in thousands)                        481                    486
   Investment Income Ratio *                             8.93%                  0.00%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(C)  INCEPTION DATE OCTOBER 1, 2004.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(E)  FOR 2006, THE PERIOD IS FROM JANUARY 1, 2006 THROUGH  ACQUISITION APRIL 30,
     2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 7.738090          $ 17.658545                  n/a                  n/a
   Total Return *                                  2.39%                7.46%                  n/a                  n/a
   Ratio of Expenses **                            3.22%                3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 7.557339          $ 16.432959                  n/a                  n/a
   Total Return *                                  8.57%                1.19%                  n/a                  n/a
   Ratio of Expenses **                            3.22%                3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 6.960762          $ 16.007678           $ 9.619537           $ 9.764111
   Total Return *                               7.21%***             5.96%***            -2.30%***             3.24%***
   Ratio of Expenses **                            3.22%                3.62%                3.52%                3.62%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.154228          $ 16.232717           $ 9.818384          $ 12.991655
   Total Return *                               2.52%***             7.18%***             5.32%***            24.20%***
   Ratio of Expenses **                            2.80%                2.80%                2.27%                1.82%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 4.848841          $ 13.924386                  n/a                  n/a
   Total Return *                               0.16%***             7.56%***                  n/a                  n/a
   Ratio of Expenses **                            1.96%                2.30%                  n/a                  n/a



                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a                  n/a          $ 12.900074
   Total Return *                                    n/a                 n/a                  n/a               11.64%
   Ratio of Expenses **                              n/a                 n/a                  n/a                3.47%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a                  n/a          $ 11.555580
   Total Return *                                    n/a                 n/a                  n/a                4.79%
   Ratio of Expenses **                              n/a                 n/a                  n/a                3.47%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.057638          $ 9.372908           $ 9.138399          $ 11.027755
   Total Return *                              -1.61%***           -3.45%***            -3.58%***             8.15%***
   Ratio of Expenses **                            2.92%               3.52%                3.52%                3.47%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                $ 10.072370          $ 9.999892           $ 9.685254          $ 10.536610
   Total Return *                               1.00%***              26.98%            26.41%***             7.96%***
   Ratio of Expenses **                            2.47%               2.30%                2.45%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 8.450679          $ 7.875145           $ 7.715736           $ 8.750197
   Total Return *                              -1.18%***            5.95%***             9.08%***             8.67%***
   Ratio of Expenses **                            2.45%               2.30%                2.30%                2.30%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 10.846849          $ 12.628705
   Total Return *                                 4.75%               10.04%
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 10.354700          $ 11.476118
   Total Return *                                 0.75%                3.57%
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 10.277468          $ 11.080077
   Total Return *                              1.21%***             8.85%***
   Ratio of Expenses **                           2.92%                3.67%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a          $ 10.845506
   Total Return *                                   n/a             6.85%***
   Ratio of Expenses **                             n/a                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a           $ 9.381822
   Total Return *                                   n/a            -1.79%***
   Ratio of Expenses **                             n/a                2.30%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 8.823603          $ 23.283251                  n/a                  n/a
   Total Return *                                  4.42%               11.63%                  n/a                  n/a
   Ratio of Expenses **                            1.25%                1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.449837          $ 20.858256                  n/a                  n/a
   Total Return *                                 10.72%                3.61%                  n/a                  n/a
   Ratio of Expenses **                            1.25%                1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.631388          $ 20.132020          $ 10.230340          $ 10.411346
   Total Return *                                 17.15%                8.54%                2.13%                0.85%
   Ratio of Expenses **                            1.25%                1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.514304          $ 18.547694          $ 10.016562          $ 13.060454
   Total Return *                               3.10%***             3.68%***             7.81%***            24.73%***
   Ratio of Expenses **                            1.25%                1.25%                1.25%                1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 5.096737           $ 7.499085                  n/a                  n/a
   Total Return *                                -30.30%              -20.98%                  n/a                  n/a
   Ratio of Expenses **                            1.40%                1.40%                  n/a                  n/a


                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a                  n/a          $ 15.661481
   Total Return *                                    n/a                 n/a                  n/a               14.13%
   Ratio of Expenses **                              n/a                 n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a                  n/a          $ 13.721991
   Total Return *                                    n/a                 n/a                  n/a                7.13%
   Ratio of Expenses **                              n/a                 n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.526501         $ 10.855254          $ 10.584990          $ 12.808455
   Total Return *                                  2.01%               2.34%                2.04%               11.22%
   Ratio of Expenses **                            1.25%               1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                $ 10.318947         $ 10.607104          $ 10.373531          $ 11.516429
   Total Return *                               4.30%***            9.56%***             7.05%***             7.42%***
   Ratio of Expenses **                            1.25%               1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 10.446153          $ 7.199696           $ 7.163703           $ 7.694273
   Total Return *                               4.46%***             -24.28%              -24.40%              -19.39%
   Ratio of Expenses **                            1.40%               1.40%                1.40%                1.40%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 11.234342          $ 15.600037
   Total Return *                                 6.41%               12.73%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 10.558004          $ 13.838200
   Total Return *                                 2.34%                6.10%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 10.316431          $ 13.042053
   Total Return *                                 2.75%               10.03%
   Ratio of Expenses **                           1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a          $ 11.853609
   Total Return *                                   n/a             5.00%***
   Ratio of Expenses **                             n/a                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a           $ 8.757295
   Total Return *                                   n/a              -13.62%
   Ratio of Expenses **                             n/a                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(E)  INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                           JNL/Putnam           JNL/Putnam            JNL/S&P              JNL/S&P
                                         Midcap Growth         Value Equity        Core Index 50        Core Index 75
                                           Portfolio            Portfolio         Portfolio (B)(D)     Portfolio (C)(D)
                                        -----------------    -----------------    -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 2,381              $ 6,127                  n/a                  n/a
   Units Outstanding (in thousands)                  271                  466                  n/a                  n/a
   Investment Income Ratio *                       0.00%                0.00%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 2,161              $ 6,591                  n/a                  n/a
   Units Outstanding (in thousands)                  254                  578                  n/a                  n/a
   Investment Income Ratio *                       0.00%                1.00%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 1,793              $ 7,086                  $ -                  $ -
   Units Outstanding (in thousands)                  228                  660                    -                    -
   Investment Income Ratio *                       0.00%                1.41%                0.35%                0.67%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 1,354              $ 6,930                $ 381                 $ 62
   Units Outstanding (in thousands)                  199                  724                   36                    5
   Investment Income Ratio *                       0.00%                1.21%                0.18%                0.75%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ 902              $ 5,875                  n/a                  n/a
   Units Outstanding (in thousands)                  171                  787                  n/a                  n/a
   Investment Income Ratio *                       0.00%                0.97%                  n/a                  n/a



                                                                 JNL/S&P                                   JNL/S&P
                                          JNL/S&P Core           Equity               JNL/S&P              Managed
                                           Index 100         Aggressive Growth     Equity Growth         Aggressive
                                        Portfolio (A)(D)     Portfolio I (D)      Portfolio I (D)      Growth Portfolio
                                        -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                         n/a                 n/a                  n/a             $ 66,027
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                4,649
   Investment Income Ratio *                         n/a                 n/a                  n/a                0.09%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                         n/a                 n/a                  n/a             $ 63,956
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                5,166
   Investment Income Ratio *                         n/a                 n/a                  n/a                0.78%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         $ -                 $ -                  $ -             $ 62,568
   Units Outstanding (in thousands)                    -                   -                    -                5,414
   Investment Income Ratio *                       0.84%               0.06%                0.11%                0.29%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 521             $ 2,020             $ 23,904              $ 7,524
   Units Outstanding (in thousands)                   51                 213                2,576                  740
   Investment Income Ratio *                       1.07%               0.00%                0.02%                1.65%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        $ 48             $ 1,280              $ 5,701              $ 4,415
   Units Outstanding (in thousands)                    6                 174                  827                  571
   Investment Income Ratio *                       0.00%               0.08%                0.12%                1.22%



                                            JNL/S&P
                                            Managed              JNL/S&P
                                         Conservative            Managed
                                         Portfolio (E)       Growth Portfolio
                                        ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                    $ 9,825             $ 93,895
   Units Outstanding (in thousands)                 884                6,481
   Investment Income Ratio *                      0.17%                0.11%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                    $ 6,205             $ 73,034
   Units Outstanding (in thousands)                 592                5,715
   Investment Income Ratio *                      0.46%                1.27%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                    $ 1,200             $ 60,447
   Units Outstanding (in thousands)                 116                5,037
   Investment Income Ratio *                      0.00%                0.68%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        n/a             $ 31,119
   Units Outstanding (in thousands)                 n/a                2,931
   Investment Income Ratio *                        n/a                2.35%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        n/a             $ 14,462
   Units Outstanding (in thousands)                 n/a                1,725
   Investment Income Ratio *                        n/a                1.49%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  COMMENCEMENT OF OPERATIONS JULY 22, 2002.

(B)  COMMENCEMENT OF OPERATIONS FEBRUARY 3, 2003.

(C)  COMMENCEMENT OF OPERATIONS APRIL 15, 2003.

(D)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(E) INCEPTION DATE OCTOBER 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 11.408016         $ 12.055314          $ 10.699744          $ 10.913562
   Total Return *                                  7.07%               8.20%             6.74%***             4.08%***
   Ratio of Expenses **                            3.06%               3.62%                2.92%                2.07%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.654469         $ 11.142109                  n/a                  n/a
   Total Return *                               3.87%***               2.64%                  n/a                  n/a
   Ratio of Expenses **                            3.06%               3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.466154         $ 10.855567                  n/a                  n/a
   Total Return *                               1.87%***            6.59%***                  n/a                  n/a
   Ratio of Expenses **                            2.92%               3.62%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a         $ 10.766868                  n/a                  n/a
   Total Return *                                    n/a            7.47%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               2.80%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.628911                  n/a                  n/a
   Total Return *                                    n/a            6.28%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               2.30%                  n/a                  n/a



                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 10.982351          $ 10.506277                  n/a          $ 21.485865
   Total Return *                              1.57%***             3.79%***                  n/a                9.98%
   Ratio of Expenses **                           2.07%                2.32%                  n/a                3.30%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                       n/a                  n/a                  n/a          $ 19.537009
   Total Return *                                   n/a                  n/a                  n/a                1.89%
   Ratio of Expenses **                             n/a                  n/a                  n/a                3.30%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                       n/a                  n/a          $ 10.047853          $ 19.174464
   Total Return *                                   n/a                  n/a             2.33%***             6.33%***
   Ratio of Expenses **                             n/a                  n/a                3.17%                3.30%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a                  n/a          $ 10.162512          $ 18.663530
   Total Return *                                   n/a                  n/a            11.62%***             8.93%***
   Ratio of Expenses **                             n/a                  n/a                2.80%                2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a                  n/a           $ 8.215024          $ 16.402339
   Total Return *                                   n/a                  n/a            -2.21%***             0.95%***
   Ratio of Expenses **                             n/a                  n/a                2.30%                2.30%




                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 23.065061          $ 23.216435
   Total Return *                                 10.57%                1.57%
   Ratio of Expenses **                            2.45%                2.95%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 20.859781          $ 22.857142
   Total Return *                                 -0.55%             7.25%***
   Ratio of Expenses **                            2.45%                2.95%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 20.974400          $ 22.554973
   Total Return *                               7.07%***            -0.27%***
   Ratio of Expenses **                            2.45%                2.92%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.192404          $ 22.334683
   Total Return *                                 22.25%            34.44%***
   Ratio of Expenses **                            1.40%               2.095%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.519648          $ 17.011265
   Total Return *                                -28.13%            -2.38%***
   Ratio of Expenses **                            1.40%                1.96%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 11.879071         $ 14.825502          $ 10.860120          $ 10.983277
   Total Return *                                  9.02%              10.78%            10.50%***             9.83%***
   Ratio of Expenses **                            1.25%               1.25%                1.35%                1.40%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.895956         $ 13.382377                  n/a                  n/a
   Total Return *                               2.13%***               5.09%                  n/a                  n/a
   Ratio of Expenses **                            1.25%               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 10.505783         $ 12.733662                  n/a                  n/a
   Total Return *                               1.80%***               8.21%                  n/a                  n/a
   Ratio of Expenses **                            1.35%               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a         $ 11.767229                  n/a                  n/a
   Total Return *                                    n/a            4.84%***                  n/a                  n/a
   Ratio of Expenses **                              n/a               1.25%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.046263                  n/a                  n/a
   Total Return *                                    n/a              -9.75%                  n/a                  n/a
   Ratio of Expenses **                              n/a               1.40%                  n/a                  n/a


                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 11.057641          $ 10.603426                  n/a          $ 27.272162
   Total Return *                              6.02%***             5.70%***                  n/a               12.25%
   Ratio of Expenses **                           1.35%                1.35%                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                       n/a                  n/a                  n/a          $ 24.296615
   Total Return *                                   n/a                  n/a                  n/a                4.00%
   Ratio of Expenses **                             n/a                  n/a                  n/a                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                       n/a                  n/a          $ 11.384935          $ 23.363167
   Total Return *                                   n/a                  n/a                2.47%                9.50%
   Ratio of Expenses **                             n/a                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       n/a                  n/a          $ 11.110472          $ 21.336632
   Total Return *                                   n/a                  n/a             8.25%***             4.62%***
   Ratio of Expenses **                             n/a                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a                  n/a           $ 6.735581          $ 11.096203
   Total Return *                                   n/a                  n/a              -24.26%               -3.30%
   Ratio of Expenses **                             n/a                  n/a                1.40%                1.40%



                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 26.214779          $ 28.294191
   Total Return *                                 11.79%                3.31%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 23.449660          $ 27.387918
   Total Return *                                  0.55%                3.37%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                $ 23.321437          $ 26.494836
   Total Return *                                 15.90%                8.24%
   Ratio of Expenses **                            1.35%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 9.192404           $ 8.387840
   Total Return *                                 22.25%               33.57%
   Ratio of Expenses **                            1.40%                1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 7.519648           $ 6.279575
   Total Return *                                -28.13%              -30.73%
   Ratio of Expenses **                            1.40%                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(C)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P              JNL/S&P
                                            Managed              Managed              JNL/S&P              JNL/S&P
                                            Moderate            Moderate            Retirement           Retirement
                                         Portfolio (A)       Growth Portfolio     2015 Portfolio (C)   2020 Portfolio (C)
                                        -----------------    ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                    $ 27,779            $ 92,695                $ 334                $ 252
   Units Outstanding (in thousands)                2,375               6,675                   31                   23
   Investment Income Ratio *                       0.20%               0.14%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                    $ 16,238            $ 64,507                  n/a                  n/a
   Units Outstanding (in thousands)                1,506               5,167                  n/a                  n/a
   Investment Income Ratio *                       0.30%               2.07%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 1,936            $ 37,844                  n/a                  n/a
   Units Outstanding (in thousands)                  185               3,187                  n/a                  n/a
   Investment Income Ratio *                       0.00%               1.18%                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                  n/a
   Investment Income Ratio *                         n/a                 n/a                  n/a                  n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a                  n/a                  n/a
   Units Outstanding (in thousands)                  n/a                 n/a                  n/a                  n/a
   Investment Income Ratio *                         n/a                 n/a                  n/a                  n/a



                                                                                       JNL/
                                            JNL/S&P              JNL/S&P             S&P Very            JNL/Select
                                          Retirement           Retirement         Aggressive Growth       Balanced
                                        2025 Portfolio (C)      Income (C)        Portfolio I (B)        Portfolio
                                        ----------------     ----------------     ----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 82              $ 1,560                  n/a             $ 13,152
   Units Outstanding (in thousands)                   7                  147                  n/a                  614
   Investment Income Ratio *                      0.00%                0.00%                  n/a                0.15%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        n/a                  n/a                  n/a             $ 11,920
   Units Outstanding (in thousands)                 n/a                  n/a                  n/a                  659
   Investment Income Ratio *                        n/a                  n/a                  n/a                3.97%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                        n/a                  n/a                  $ -             $ 10,923
   Units Outstanding (in thousands)                 n/a                  n/a                    -                  655
   Investment Income Ratio *                        n/a                  n/a                0.02%                0.12%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                        n/a                  n/a              $ 1,844              $ 8,249
   Units Outstanding (in thousands)                 n/a                  n/a                  200                  594
   Investment Income Ratio *                        n/a                  n/a                0.00%                2.47%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                        n/a                  n/a              $ 1,102              $ 5,043
   Units Outstanding (in thousands)                 n/a                  n/a                  160                  466
   Investment Income Ratio *                        n/a                  n/a                0.07%                2.91%




                                           JNL/Select           JNL/Select
                                         Global Growth          Large Cap
                                           Portfolio         Growth Portfolio
                                        -----------------    -----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 3,676              $ 7,526
   Units Outstanding (in thousands)                  273                  528
   Investment Income Ratio *                       0.09%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 3,601              $ 7,392
   Units Outstanding (in thousands)                  326                  623
   Investment Income Ratio *                       0.54%                0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 3,654              $ 7,131
   Units Outstanding (in thousands)                  357                  698
   Investment Income Ratio *                       0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 3,865              $ 6,730
   Units Outstanding (in thousands)                  420                  805
   Investment Income Ratio *                       0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 4,437              $ 7,590
   Units Outstanding (in thousands)                  590                1,216
   Investment Income Ratio *                       0.67%                0.00%



*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  INCEPTION DATE OCTOBER 1, 2004.

(B)  FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1,
     2004.

(C) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 10.528457          $ 19.031960          $ 22.354247          $ 29.314299
   Total Return *                                    1.37%               16.63%                9.25%                2.62%
   Ratio of Expenses **                              3.06%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 10.385847          $ 16.317798          $ 20.461539          $ 28.566244
   Total Return *                                 0.11%***                4.32%                1.94%                9.63%
   Ratio of Expenses **                              3.06%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 10.845774          $ 15.642396          $ 20.072064          $ 26.056234
   Total Return *                                -0.50%***             8.66%***             9.98%***            15.51%***
   Ratio of Expenses **                              2.65%                3.62%                4.00%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 11.243546          $ 14.281771          $ 21.512152          $ 25.806374
   Total Return *                                -1.73%***            10.54%***             0.17%***            12.36%***
   Ratio of Expenses **                              2.45%                2.65%                2.57%                2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 11.601511          $ 10.915943          $ 17.709824          $ 19.422769
   Total Return *                                -0.17%***            -0.43%***             1.07%***            -5.05%***
   Ratio of Expenses **                              2.30%                1.96%                1.96%                2.45%


                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------


HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 14.148551          $ 12.411995          $ 15.602425          $ 11.837508
   Total Return *                                15.79%                7.26%                1.30%               -0.79%
   Ratio of Expenses **                          3.595%               2.995%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 12.218913          $ 11.571785          $ 15.402942          $ 11.931278
   Total Return *                                 2.41%             2.51%***               -0.70%               -1.65%
   Ratio of Expenses **                          3.595%               2.995%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 11.931595          $ 11.889185          $ 15.511811          $ 12.131268
   Total Return *                              9.03%***             2.55%***              5.6%***             3.03%***
   Ratio of Expenses **                          3.595%                2.80%                3.30%                4.00%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               $ 11.052515                  n/a          $ 15.657991          $ 13.678008
   Total Return *                              9.05%***                  n/a             1.49%***             2.27%***
   Ratio of Expenses **                           2.80%                  n/a                2.80%                2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.834614                  n/a          $ 15.121315          $ 14.076853
   Total Return *                             16.14%***                  n/a             6.43%***             0.70%***
   Ratio of Expenses **                           2.45%                  n/a                1.96%                2.45%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                  $ 12.999350          $ 21.182543          $ 31.322792          $ 41.075162
   Total Return *                                    3.24%               19.60%               12.46%                5.63%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                  $ 12.591389          $ 17.710890          $ 27.853371          $ 38.885926
   Total Return *                                    1.44%                6.97%                4.93%               12.85%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                  $ 12.413013          $ 16.556485          $ 26.544267          $ 34.457964
   Total Return *                                   -0.47%               10.10%                7.61%               11.96%
   Ratio of Expenses **                              1.25%                1.10%                1.10%                1.10%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                  $ 12.471394          $ 14.557751          $ 24.109727          $ 29.136326
   Total Return *                                -0.20%***            10.75%***             6.23%***             7.39%***
   Ratio of Expenses **                              1.25%                1.25%                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                  $ 10.964243            10.930421           $ 8.220399          $ 10.248404
   Total Return *                                   -0.34%             9.30%***              -24.39%              -23.01%
   Ratio of Expenses **                              1.40%                1.40%                1.40%                1.40%



                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                               $ 16.707908          $ 14.681915          $ 20.152585          $ 16.297123
   Total Return *                                18.71%                9.31%                3.54%                1.97%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                               $ 14.074598          $ 13.431707          $ 19.463165          $ 15.981831
   Total Return *                                 4.99%                0.58%                1.50%                1.09%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 13.405862          $ 13.354808          $ 19.175338          $ 15.810068
   Total Return *                                11.24%                2.98%                7.39%                2.56%
   Ratio of Expenses **                           1.10%                1.10%                1.10%                1.25%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               $ 11.699228                  n/a          $ 17.900578          $ 15.415351
   Total Return *                              7.28%***                  n/a             2.12%***             0.93%***
   Ratio of Expenses **                           1.25%                  n/a                1.25%                1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.961548                  n/a          $ 12.028236          $ 12.356886
   Total Return *                               -17.99%                  n/a                6.87%                9.92%
   Ratio of Expenses **                           1.40%                  n/a                1.40%                1.40%


*    TOTAL RETURN FOR PERIOD  INDICATED,  INCLUDING  CHANGES IN THE VALUE OF THE
     UNDERLYING  FUND,  AND  REFLECT  DEDUCTIONS  FOR ALL ITEMS  INCLUDED IN THE
     EXPENSE  RATIO.  THE TOTAL  RETURN DOES NOT INCLUDE ANY  EXPENSES  ASSESSED
     THROUGH the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                      JNL/T. Rowe          JNL/T. Rowe
                                             JNL/Select              JNL/                Price            Price Mid-Cap
                                            Money Market         Select Value         Established             Growth
                                             Portfolio          Portfolio (A)       Growth Portfolio        Portfolio
                                          -----------------    -----------------    -----------------    --------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                      $ 15,513              $ 7,631             $ 24,645             $ 27,847
   Units Outstanding (in thousands)                  1,309                  372                1,060                  893
   Investment Income Ratio *                         0.41%                0.15%                0.06%                0.11%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                      $ 23,951              $ 4,249             $ 18,904             $ 23,757
   Units Outstanding (in thousands)                  2,129                  246                1,006                  875
   Investment Income Ratio *                         2.68%                3.07%                0.25%                0.33%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 5,218              $ 3,446             $ 11,067             $ 16,035
   Units Outstanding (in thousands)                    469                  212                  700                  770
   Investment Income Ratio *                         0.90%                0.51%                0.51%                0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                       $ 2,367              $ 1,133              $ 5,939              $ 9,383
   Units Outstanding (in thousands)                    218                   79                  516                  636
   Investment Income Ratio *                         0.47%                0.65%                0.03%                0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ 5,567                  $ 8              $ 3,753              $ 4,315
   Units Outstanding (in thousands)                    515                    1                  468                  447
   Investment Income Ratio *                         1.06%                0.00%                0.09%                0.00%


                                                                                                         JNL/Western
                                          JNL/T. Rowe          JNL/Western          JNL/Western        U.S. Government
                                          Price Value          High Yield         Strategic Bond          & Quality
                                           Portfolio         Bond Portfolio (B)      Portfolio         Bond Portfolio
                                          ------------       ----------------     ----------------     ----------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                   $ 28,660             $ 18,079             $ 10,767   $-         $ 8,591
   Units Outstanding (in thousands)               1,804                1,379                  613    -             615
   Investment Income Ratio *                      0.22%                0.63%                0.00%                0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                   $ 21,334             $ 12,201              $ 8,475              $ 8,562
   Units Outstanding (in thousands)               1,593                1,040                  518                  640
   Investment Income Ratio *                      2.37%                7.16%                5.91%                3.86%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                   $ 13,899             $ 13,234              $ 6,028              $ 7,842
   Units Outstanding (in thousands)               1,094                1,124                  386                  601
   Investment Income Ratio *                      0.93%                2.29%                5.47%                4.55%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 5,681                  n/a              $ 4,498              $ 7,846
   Units Outstanding (in thousands)                 519                  n/a                  325                  639
   Investment Income Ratio *                      0.77%                  n/a                5.83%                2.99%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 2,999                  n/a              $ 2,484              $ 9,857
   Units Outstanding (in thousands)                 353                  n/a                  210                  804
   Investment Income Ratio *                      0.01%                  n/a                6.62%                4.67%


*    THESE AMOUNTS REPRESENT THE DIVIDENDS,  EXCLUDING  DISTRIBUTIONS OF CAPITAL
     GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY
     THE AVERAGE NET ASSETS.

(A)  INCEPTION DATE SEPTEMBER 30, 2002

(B)  INCEPTION DATE OCTOBER 1, 2004


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as listed in
Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within JNLNY Separate Account I as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company of New York



Financial Statements

December 31, 2006



JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm                                         1



Balance Sheets                                                                                  2



Income Statements                                                                               3



Statements of Stockholder's Equity and Comprehensive Income                                     4



Statements of Cash Flows                                                                        5



Notes to Financial Statements                                                                   6


KPMG Letterhead






             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP



Chicago, Illinois
March 13, 2007

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                                     DECEMBER 31,
ASSETS                                                                                          2006           2005
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Investments:
Cash and short-term investments                                                                 $ 10,594       $ 23,542
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $1,433,452; 2005, $1,452,456)                          1,444,190      1,477,000
Equities (cost: 2006, $261; 2005, $285)                                                              298            310
Trading securities, at fair value (cost: 2006, $1,000; 2005, $0)                                   1,060              -
Policy loans                                                                                          53             46
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total investments                                                                              1,456,195      1,500,898

Accrued investment income                                                                         18,721         19,738
Deferred acquisition costs                                                                       128,772        109,106
Deferred sales inducements                                                                        15,660         14,536
Reinsurance recoverable                                                                            1,644          1,641
Income taxes receivable from Parent                                                                1,109          2,392
Receivable from Parent                                                                               141              -
Other assets                                                                                       3,657          2,660
Separate account assets                                                                        1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total assets                                                                                 $ 2,850,842    $ 2,450,180
                                                                                            =============  =============
                                                                                            =============  =============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                          $ 21,435       $ 14,571
Deposits on investment contracts                                                               1,372,147      1,419,694
Securities lending payable                                                                         3,408         13,229
Deferred income taxes                                                                             12,082          8,992
Income taxes payable to Parent                                                                         -              -
Other liabilities                                                                                 13,234          8,257
Separate account liabilities                                                                   1,224,943        799,209
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities                                                                              2,647,249      2,263,952
                                                                                            -------------  -------------
                                                                                            -------------  -------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding                                                                 2,000          2,000
Additional paid-in capital                                                                       141,000        141,000
Accumulated other comprehensive income, net of
tax of $1,698 in 2006 and $3,625 in 2005                                                           3,153          6,733
Retained earnings                                                                                 57,440         36,495
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total stockholder's equity                                                                       203,593        186,228
                                                                                            -------------  -------------
                                                                                            -------------  -------------
Total liabilities and stockholder's equity                                                   $ 2,850,842    $ 2,450,180
                                                                                            =============  =============


See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                           2006          2005           2004
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
REVENUES
Premiums, net of reinsurance                                                 $ (580)       $ (375)         $ (30)
Net investment income                                                        87,093        86,710         85,323
Net realized gains (losses) on investments                                       81          (236)         4,378
Fee income                                                                   23,556        15,982          9,687
Other income                                                                    170           120            116
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total revenues                                                              110,320       102,201         99,474
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------

BENEFITS AND EXPENSES
Policyholder benefits                                                         5,081         5,229          5,397
Interest credited on deposit liabilities                                     47,865        48,814         51,786
Decrease in reserves, net of reinsurance recoverables                          (147)       (1,587)          (914)
Commissions                                                                  31,722        24,932         23,903
General and administrative expenses                                           6,324         5,868          3,988
Taxes, licenses and fees                                                        762          (564)           683
Deferral of acquisition costs                                               (31,102)      (25,054)       (23,522)
Deferral of sales inducements                                                (3,994)       (4,179)        (4,680)
Amortization of deferred acquisition costs:
Attributable to operations                                                   18,384        19,180         14,896
Attributable to net realized gains (losses) on investments                       27           (81)         1,510
Amortization of deferred sales inducements:
Attributable to operations                                                    4,139         3,753          3,510
Attributable to net realized gains (losses) on investments                        5           (15)           295
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Total benefits and expenses                                                  79,066        76,296         76,852
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
Pretax income                                                                31,254        25,905         22,622
Income tax expense                                                           10,309         9,066          7,918
                                                                        ------------  ------------  -------------
                                                                        ------------  ------------  -------------
NET INCOME                                                                 $ 20,945      $ 16,839       $ 14,704
                                                                        ============  ============  =============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2006           2005         2004
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
COMMON STOCK
Beginning and end of year                                         $ 2,000        $ 2,000      $ 2,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ADDITIONAL PAID-IN CAPITAL
Beginning and end of year                                         141,000        141,000      141,000
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                   6,733         20,377       19,205
Net unrealized investment gains (losses), net of
       reclassification adjustment and net of tax                  (3,580)       (13,644)       1,172
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                         3,153          6,733       20,377
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

RETAINED EARNINGS
Beginning of year                                                  36,495         19,656        4,952
Net income                                                         20,945         16,839       14,704
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------
End of year                                                        57,440         36,495       19,656
                                                              ------------  ------------- ------------
                                                              ------------  ------------- ------------

TOTAL STOCKHOLDER'S EQUITY                                       $203,593       $186,228     $183,033
                                                              ============  ============= ===========


                                                                              YEARS ENDED DECEMBER 31,
                                                                         2006         2005          2004
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

Net income                                                               $ 20,945     $ 16,839      $ 14,704
Net unrealized holding gains (losses) arising during
the period, net of tax of $(1,671) in 2006;
$(6,333) in 2005 and $2,318 in 2004                                        (3,105)     (11,761)        4,305
Reclassification adjustment for gains included
in net income, net of tax of $(256) in 2006;
$(1,014) in 2005 and $(1,687) in 2004                                        (475)      (1,883)       (3,133)
                                                                     ------------- ------------  ------------
                                                                     ------------- ------------  ------------

COMPREHENSIVE INCOME                                                     $ 17,365      $ 3,195      $ 15,876
                                                                     ============= ============  ============

See accompanying notes to financial statements.


              JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                2006           2005            2004
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $ 20,945       $ 16,839        $ 14,704
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized (gains) losses on investments                                           (81)           236          (4,378)
Unrealized gains on trading portfolio                                                (60)             -             (84)
Interest credited on deposit liabilities                                          47,865         48,814          51,786
Amortization of premium on investments                                             2,515          3,295           3,185
Deferred income tax provision                                                      5,018          5,214             637
Other charges                                                                        233           (713)            470
Change in:
Accrued investment income                                                          1,017            774            (601)
Deferred sales inducements and acquisition costs                                 (12,561)        (6,398)         (7,991)
Trading portfolio activity, net                                                   (1,000)         1,084            (860)
Income taxes (receivable) payable to Parent                                        1,283         (4,808)          2,388
Claims payable                                                                     4,741           (991)          3,743
Other assets and liabilities, net                                                  5,251            655          (2,676)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                         75,166         64,001          60,323
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES: Fixed maturities and equities available for sale:
Sales                                                                            143,627         57,079          80,100
Principal repayments, maturities, calls
and redemptions                                                                  111,799        114,753         117,453
Purchases                                                                       (238,834)      (188,266)       (266,312)
Other investing activities                                                        (9,828)          (597)         (6,130)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                6,764        (17,031)        (74,889)
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                         451,770        348,025         327,922
Withdrawals                                                                     (234,139)      (162,209)       (112,642)
Net transfers to separate accounts                                              (312,509)      (250,512)       (198,055)
Capital contribution                                                                   -              -               -
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                              (94,878)       (64,696)         17,225
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                      (12,948)       (17,726)          2,659

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                                23,542         41,268          38,609
                                                                             ------------   ------------   -------------
                                                                             ------------   ------------   -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                    $ 10,594       $ 23,542        $ 41,268
                                                                             ============   ============   =============

See accompanying notes to financial statements.



               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson/NY has not yet quantified the impact of adoption on the Company's financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson /NY does not expect adoption to have a material impact on the Company's financial statements.

     In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson/NY does not expect adoption to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson/NY adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's financial statements.

     Effective January 1, 2004, Jackson/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on the Company's financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value included in net investment income in the income statement. During 2006, 2005 and 2004, $60 thousand, nil and $84 thousand of investment income recognized relates to trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.5 million, $(431) thousand and $349 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $1.5 million and $45 thousand at December 31, 2006 and 2005, respectively, is included in reserves for future policy benefits and claims payable.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $2.0 million, $1.1 million and $591 thousand in 2006, 2005 and 2004, respectively, is included in decrease in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $3.6 million and $1.6 million at December 31, 2006 and 2005, respectively, is included in other assets.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $5.0 million and $11.9 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $1.0 million and $2.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,224.9 million and $799.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.


3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     SEPARATE ACCOUNT ASSETS:

     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.35 billion and $1.31 billion, respectively, at December 31, 2006 and $1.40 billion and $1.34 billion, respectively, at December 31, 2005.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,160.2 million and $752.4 million at December 31, 2006 and 2005, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $8.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.


                                                                       PERCENT OF TOTAL
                                                                       FIXED MATURITIES
                  INVESTMENT RATING                                    DECEMBER 31, 2006
                                                                  ----------------------------
                                                                  ----------------------------
                  AAA                                                        15.8%
                  AA                                                          7.0%
                  A                                                          27.5%
                  BBB                                                        44.0%
                                                                  ----------------------------
                                                                  ----------------------------
                      Investment grade                                       94.3%
                                                                  ----------------------------
                                                                  ----------------------------
                  BB                                                          5.0%
                  B and below                                                 0.7%
                                                                  ----------------------------
                                                                  ----------------------------
                         Below investment grade                               5.7%
                                                                  ----------------------------
                      Total fixed maturities                                    100.0%
                                                                  ----------------------------



     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were nil and $17.4 thousand, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were nil and $17.4 thousand, respectively, and for the 12 months preceding December 31, 2005 were nil and $18.1 thousand, respectively.




4.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                         COST OR         GROSS         GROSS
                                        AMORTIZED      UNREALIZED   UNREALIZED        FAIR
December 31, 2006                          COST          GAINS        LOSSES         VALUE
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
U.S. Treasury securities                      $ 509            $ -          $ 2          $ 507
Public utilities                            126,532          3,919          376        130,075
Corporate securities                        979,901         17,470       10,975        986,396
Asset-backed securities                     326,510          3,643        2,941        327,212
                                       -------------  ------------- ------------  -------------
                                       -------------  ------------- ------------  -------------
Total fixed maturities                  $ 1,433,452       $ 25,032     $ 14,294    $ 1,444,190
                                       =============  ============= ============  =============
                                       =============  ============= ============  =============

Equities                                      $ 261           $ 37          $ -          $ 298
                                       =============  ============= ============  =============

                                             COST OR         GROSS          GROSS
                                            AMORTIZED      UNREALIZED    UNREALIZED        FAIR
December 31, 2005                              COST          GAINS         LOSSES          VALUE
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
U.S. Treasury securities                          $ 511            $ 5           $ -           $ 516
Public utilities                                138,066          6,169           240         143,995
Corporate securities                          1,084,091         29,391         9,330       1,104,152
Asset-backed securities                         229,788          1,421         2,872         228,337
                                           -------------  -------------  ------------  --------------
                                           -------------  -------------  ------------  --------------
Total fixed maturities                      $ 1,452,456       $ 36,986      $ 12,442     $ 1,477,000
                                           =============  =============  ============  ==============
                                           =============  =============  ============  ==============

Equities                                          $ 285           $ 25           $ -           $ 310
                                           =============  =============  ============  ==============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $177.2 million and $196.1 million, respectively, had an estimated fair value of $174.9 million and $195.3 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                          AMORTIZED      FAIR
                                                           COST         VALUE
                                                    -------------- --------------
                                                    -------------- --------------
Due in 1 year or less                                    $ 76,322       $ 76,351
Due after 1 year through 5 years                          422,754        431,534
Due after 5 years through 10 years                        555,831        557,986
Due after 10 years through 20 years                        47,571         46,351
Due after 20 years                                          4,464          4,756
Asset-backed securities                                   326,510        327,212
                                                    -------------- --------------
                                                    -------------- --------------
Total                                                 $ 1,433,452    $ 1,444,190
                                                    ============== ==============

     U.S. Treasury securities with a carrying value of $507 thousand and $516 thousand at December 31, 2006 and 2005, respectively, were on deposit with the State of New York as required by state insurance law.



4.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                                LESS THAN 12 MONTHS         12 MONTHS OR LONGER          TOTAL
                                            --------------------------  ---------------------------  --------------------------
                                            --------------------------  ---------------------------  --------------------------
                                               GROSS                       GROSS                        GROSS
                                             UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR
December 31, 2006                              LOSSES        VALUE         LOSSES         VALUE        LOSSES         VALUE
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
U.S. Treasury securities                             $ 2        $ 507            $ -           $ -           $ 2         $ 507
Public utilities                                     108       27,906            268         7,018           376        34,924
Corporate securities                               1,442      126,230          9,533       320,824        10,975       447,054
Asset-backed securities                              212       43,551          2,729       108,746         2,941       152,297
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Subtotal - fixed maturities                        1,764      198,194         12,530       436,588        14,294       634,782
Equities                                               -            -              -             -             -             -
                                            -------------  -----------  -------------  ------------  ------------  ------------
                                            -------------  -----------  -------------  ------------  ------------  ------------
Total temporarily impaired
securities                                       $ 1,764    $ 198,194       $ 12,530     $ 436,588      $ 14,294     $ 634,782
                                            =============  ===========  =============  ============  ============  ============


                                               LESS THAN 12 MONTHS        12 MONTHS OR LONGER        TOTAL
                                            --------------------------  ------------------------  --------------------------
                                            --------------------------  ------------------------  --------------------------
                                               GROSS                       GROSS                     GROSS
                                             UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED       FAIR
December 31, 2005                              LOSSES        VALUE        LOSSES        VALUE        LOSSES        VALUE
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Public utilities                                   $ 162     $ 10,485          $ 78     $ 1,918          $ 240     $ 12,403
Corporate securities                               7,381      353,732         1,949      40,856          9,330      394,588
Asset-backed securities                            2,341      126,062           531      20,214          2,872      146,276
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Subtotal - fixed maturities                        9,884      490,279         2,558      62,988         12,442      553,267
Equities                                               -            -             -           -              -            -
                                            ------------- ------------  ------------  ----------  -------------  -----------
                                            ------------- ------------  ------------  ----------  -------------  -----------
Total temporarily impaired
securities                                       $ 9,884    $ 490,279       $ 2,558    $ 62,988       $ 12,442    $ 553,267
                                            ============= ============  ============  ==========  =============  ===========


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below the amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding


4.    INVESTMENTS (CONTINUED)

     underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to the recognition of impairment losses affected other investments, such investments were reviewed for other-than-temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other-than-temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 79.0% were investment grade, 4.0% were below investment grade and 17.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 29.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included manufacturing (12.6% of fixed maturities gross unrealized losses) and construction materials (11.9%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.




4.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                     $ 90
One to five years                                     2,438
Five to ten years                                     7,406
More than ten years                                   1,419
Asset-backed securities                               2,941
                                                ------------
                                                ------------
Total gross unrealized losses                      $ 14,294
                                                ============


     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $3.3 million and $12.9 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $3.4 million and $13.2 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2006, 2005 and 2004 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $740 thousand, $579 thousand and $515 thousand in 2006, 2005 and 2004, respectively.

      Net realized  investment gains (losses) on investments were as follows
     (in thousands):

                                                YEARS ENDED DECEMBER 31,
                                           2006           2005          2004
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Sales of fixed maturities:
Gross gains                              $      2,949  $      1,828   $    5,322
Gross losses                                 (2,873)        (1,906)       (1,594)
Sales of equities:
Gross gains                                       5              -           901
Impairment losses                                 -           (158)         (251)
                                        ------------  -------------  ------------
                                        ------------  -------------  ------------
Total                                          $ 81         $ (236)      $ 4,378
                                        ============  =============  ============

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.


6.   REINSURANCE (CONTINUED)
     The effect of reinsurance on premiums was as follows (in thousands):

                                                         YEARS ENDED DECEMBER 31,
                                                  2006          2005           2004
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Direct premiums                                      $ 723         $ 637          $ 619
Less reinsurance ceded:
Life                                                  (636)         (518)          (473)
Guaranteed annuity benefits                           (667)         (494)          (176)
                                               ------------  ------------  -------------
                                               ------------  ------------  -------------
Net premiums                                        $ (580)       $ (375)         $ (30)
                                               ============  ============  =============

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                            DECEMBER 31,
                                        2006            2005
                                     ------------   -------------
                                     ------------   -------------
Ceded reserves                           $ 1,635         $ 1,406
Ceded claims liability                         -             225
Ceded other                                    9              10
                                     ------------   -------------
                                     ------------   -------------
Total                                    $ 1,644         $ 1,641
                                     ============   =============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows
     (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                        2006          2005          2004
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------
Current tax expense                      $ 5,291       $ 3,852       $ 7,281
Deferred tax expense                       5,018         5,214           637
                                    -------------  ------------  ------------
                                    -------------  ------------  ------------

Income tax expense                      $ 10,309       $ 9,066       $ 7,918
                                    =============  ============  ============


     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                      2006          2005           2004
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Income taxes at statutory rate                        $ 10,939       $ 9,067        $ 7,918
Dividends received deduction                              (630)            -              -
Other                                                        -            (1)             -
                                                  -------------  ------------  -------------
                                                  -------------  ------------  -------------
Provision for federal income taxes                    $ 10,309       $ 9,066        $ 7,918
                                                  =============  ============  =============
                                                  =============  ============  =============

Effective tax rate                                       33.0%         35.0%          35.0%
                                                  =============  ============  =============

     Federal income taxes of $4.0 million, $6.2 million and $4.9 million were paid to Jackson in 2006, 2005 and 2004, respectively.


7.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                              DECEMBER 31,
                                                                          2006            2005
                                                                       ------------   -------------
                                                                       ------------   -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $ 36,261        $ 36,208
Investments                                                                     98              95
Other, net                                                                     858             555
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax asset                                              37,217          36,858
                                                                       ------------   -------------
                                                                       ------------   -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                           (45,507)        (37,251)
Net unrealized gains on available for sale securities                       (3,792)         (8,599)
Other, net
                                                                       ------------   -------------
                                                                       ------------   -------------
Total gross deferred tax liability                                         (49,299)        (45,850)
                                                                       ------------   -------------
                                                                       ------------   -------------

NET DEFERRED TAX LIABILITY                                              $   (12,082)   $     (8,992)
                                                                       ============   =============


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2006, 2005 or 2004.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $134.6 million and $132.4 million at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $3.4 million, $11.9 million, and $14.8 million in 2006, 2005 and 2004, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $22 thousand, $23 thousand, and $22 thousand in 2006, 2005 and 2004, respectively. The future lease obligations at December 31, 2006 relating to this lease are immaterial.




11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $517 thousand, $522 thousand and $510 thousand to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $3.9 million and $2.9 million in 2006, 2005 and 2004, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed this 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $100 thousand, $49 thousand and $36 thousand in 2006, 2005 and 2004, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2006 and 2005, Jackson's liability for the Company's portion of such plans totaled $1,879 thousand and $1,437 thousand, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, totaled nil, $33 thousand and nil in 2006, 2005 and 2004, respectively.


PART C.       OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2006
                            Statement of Operations for the period ended
                              December 31, 2006
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2006 and 2005
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2006 and 2005
                            Income Statements for the years ended December 31,
                              2006, 2005 and 2004
                            Statements of Stockholder's Equity and
                              Comprehensive Income for the years ended
                              December 31, 2006, 2005 and 2004
                            Statements of Cash Flows for the years ended
                              December 31, 2006, 2005 and 2004
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.                 Not Applicable

3.a General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Specimen of the JNLNY Perspective Advisors II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b. Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e. Specimen of Roth Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

g. Specimen of Highest Anniversary Value Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

j. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

l. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

m. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

n. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

o. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

p. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

q. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

s. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

t. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

u. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

v. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

w. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

x. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

z. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

aa. Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

bb. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

cc. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006
                   (File Nos. 333-70384 and 811-04801).

dd. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on
                   April 26, 2007 (File Nos. 333-70384 and 811-04801).

ee. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

ff. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

gg. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-04801).

5.a. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

b. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on February 14, 2005 (File Nos. 333-118370 and 811-08401).

c. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-118370 and 811-08401).

d. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

e. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on December 21, 2006 (File Nos. 333-118370 and 811-08401).

f. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, attached hereto.

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.                 Not Applicable

8.                 Not Applicable

9.                 Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                Not Applicable

12.                Not Applicable

Item 25. Directors and Officers of the Depositor


Name and Principal Business Address               Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Richard D. Ash                                    Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Thomas J. Meyer                                   Senior Vice President, General Counsel, Secretary & Director
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President & Director
7601 Technology Way
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                 Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                             Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                  Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401


Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing,                                 Life Insurance Company
LLC)

Brooke GP                    Delaware                   100% Brooke (Holdco 2)     Holding Company
                                                        Inc.                       Activities

Brooke LLC                   Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings, LLC         Delaware                   100% Brooke Holdings       Holding Company
                                                        (UK) Limited               Activities

Brooke Holdings (UK)         United Kingdom             100% Holborn Delaware      Holding Company
Limited                                                 Corporation                Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings,      Investment Related
                                                        Inc.                       Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Brooke (Jersey) Limited      United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

Forty Partners #1, L.C.      Missouri                   100% Jackson National      Real Estate
                                                        Life Insurance Company

GCI Holding Corporation      Delaware                   70% Jackson National       Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America, Inc.

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential plc        Holding Company
                                                                                   Activities

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% PUS Holdco 1 Limited  Holding Company
                                                                                   Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

PUS Holdco 1 Limited         United Kingdom             100% Brooke LLC            Holding Company
                                                                                   Activities

PUS Holdco 2 Limited         Gibraltar                  100% Holborn Delaware LLC  Holding Company
                                                                                   Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


Item 27. Number of Contract Owners as of March 30, 2007

           Qualified - 225
           Non-qualified - 222

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

         (b)    Directors and Officers of Jackson National Life Distributors,
                Inc.:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).


                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2007.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Clark P. Manning, Jr.                                    Date
President and Chief Executive Officer

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Andrew B. Hopping                                        Date
Executive Vice President, Chief Financial
Officer, and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Herbert G. May III                                       Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                          April 26, 2007
-------------------                                      -----------------
Thomas J. Meyer                                          Date
Senior Vice President, General Counsel and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
John J. Brown                                            Date
Vice President and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Marianne Clone                                           Date
Vice President and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Julia A. Goatley                                         Date
Vice President, Senior Counsel,
Assistant Secretary and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Russell E. Peck                                          Date
Vice President and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Gregory B. Salsbury                                      Date
Vice President and Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Donald B. Henderson, Jr.                                 Date
Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
David C. Porteous                                        Date
Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Donald T. DeCarlo                                        Date
Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Joanne P. McCallie                                       Date
Director

THOMAS J. MEYER*                                         April 26, 2007
-------------------                                      -----------------
Gary H. Torgow                                           Date
Director


* Thomas J. Meyer, Attorney In Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony
L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.


CLARK P. MANNING, JR
----------------------------------------------
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
----------------------------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
----------------------------------------------
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
----------------------------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
----------------------------------------------
John H. Brown
Vice President and Director

MARIANNE CLONE
----------------------------------------------
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
----------------------------------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
----------------------------------------------
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
----------------------------------------------
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
----------------------------------------------
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
----------------------------------------------
David L. Porteous
Director

DONALD T. DECARLO
----------------------------------------------
Donald T. DeCarlo
Director

JOANNE P. MCCALLIE
----------------------------------------------
Joanne P. McCallie
Director

GARY H. TORGOW
----------------------------------------------
Gary H. Torgow
Director


                                  EXHIBIT LIST

Exhibit No.       Description

5.f. Form of the JNLNY Perspective Advisors II Fixed and Variable Annuity Application, attached hereto as EX-5.f.

9.                Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.